SPARTAN(REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL INCOME
FUND
AND
FIDELITY
MICHIGAN MUNICIPAL MONEY
MARKET FUND

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN MICHIGAN MUNICIPAL
INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        20  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE                 24  How the fund has done over
                                 time.

 FUND TALK                   26  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          28  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 29  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        36  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        40  Notes to the financial
                                 statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The
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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five year, and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME    -1.48%         1.69%        32.38%        89.08%

LB Michigan Municipal Bond     -1.09%         2.49%        41.58%        n/a

Michigan Municipal Debt Funds  -1.57%         1.35%        34.42%        93.77%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME      1.69%        5.77%         6.58%

LB Michigan Municipal Bond       2.49%        7.20%         n/a

Michigan Municipal Debt Funds    1.35%        6.08%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1989/06/30      10000.00                    10000.00
  1989/07/31      10092.04                    10136.10
  1989/08/31      10013.00                    10036.87
  1989/09/30       9989.78                    10006.96
  1989/10/31      10090.64                    10129.34
  1989/11/30      10230.50                    10306.61
  1989/12/31      10272.59                    10390.91
  1990/01/31      10209.23                    10341.77
  1990/02/28      10296.24                    10433.81
  1990/03/31      10292.04                    10436.94
  1990/04/30      10114.42                    10361.37
  1990/05/31      10354.32                    10587.56
  1990/06/30      10442.96                    10680.63
  1990/07/31      10589.54                    10837.63
  1990/08/31      10429.32                    10680.27
  1990/09/30      10481.29                    10686.36
  1990/10/31      10580.60                    10880.21
  1990/11/30      10787.78                    11099.01
  1990/12/31      10801.48                    11147.29
  1991/01/31      10904.11                    11296.89
  1991/02/28      10985.63                    11395.17
  1991/03/31      11007.40                    11399.27
  1991/04/30      11190.17                    11550.88
  1991/05/31      11241.59                    11653.57
  1991/06/30      11224.99                    11642.03
  1991/07/31      11402.08                    11783.83
  1991/08/31      11539.09                    11939.03
  1991/09/30      11665.76                    12094.47
  1991/10/31      11792.72                    12203.32
  1991/11/30      11836.12                    12237.37
  1991/12/31      12101.67                    12499.98
  1992/01/31      12145.48                    12528.48
  1992/02/29      12165.76                    12532.49
  1992/03/31      12179.57                    12537.13
  1992/04/30      12287.52                    12648.71
  1992/05/31      12420.65                    12797.58
  1992/06/30      12638.71                    13012.33
  1992/07/31      13100.15                    13402.44
  1992/08/31      12915.18                    13271.76
  1992/09/30      13002.87                    13358.56
  1992/10/31      12783.15                    13227.25
  1992/11/30      13095.83                    13464.15
  1992/12/31      13255.72                    13601.62
  1993/01/31      13450.00                    13759.80
  1993/02/28      13990.62                    14257.49
  1993/03/31      13830.94                    14106.79
  1993/04/30      13978.59                    14249.13
  1993/05/31      14071.74                    14329.21
  1993/06/30      14313.36                    14568.37
  1993/07/31      14302.80                    14587.45
  1993/08/31      14641.82                    14891.16
  1993/09/30      14827.06                    15060.77
  1993/10/31      14849.60                    15089.84
  1993/11/30      14752.72                    14956.90
  1993/12/31      15089.13                    15272.64
  1994/01/31      15294.07                    15447.05
  1994/02/28      14852.41                    15046.97
  1994/03/31      14181.01                    14434.26
  1994/04/30      14251.45                    14556.66
  1994/05/31      14324.40                    14682.87
  1994/06/30      14282.32                    14593.16
  1994/07/31      14534.02                    14860.65
  1994/08/31      14570.02                    14912.07
  1994/09/30      14373.21                    14693.16
  1994/10/31      14075.12                    14432.21
  1994/11/30      13632.02                    14171.27
  1994/12/31      13956.72                    14483.18
  1995/01/31      14376.58                    14897.11
  1995/02/28      14790.94                    15330.32
  1995/03/31      14667.88                    15506.46
  1995/04/30      14696.29                    15524.76
  1995/05/31      15170.10                    16020.16
  1995/06/30      14993.97                    15880.78
  1995/07/31      15089.72                    16031.33
  1995/08/31      15293.76                    16234.61
  1995/09/30      15412.10                    16337.37
  1995/10/31      15642.63                    16574.92
  1995/11/30      15941.97                    16849.90
  1995/12/31      16107.89                    17011.82
  1996/01/31      16219.92                    17140.26
  1996/02/29      16089.38                    17024.57
  1996/03/31      15850.53                    16806.99
  1996/04/30      15791.66                    16759.43
  1996/05/31      15776.67                    16752.73
  1996/06/30      15958.87                    16935.16
  1996/07/31      16100.15                    17089.27
  1996/08/31      16069.37                    17085.17
  1996/09/30      16252.41                    17324.36
  1996/10/31      16423.98                    17520.30
  1996/11/30      16725.13                    17840.92
  1996/12/31      16651.99                    17765.99
  1997/01/31      16664.11                    17799.57
  1997/02/28      16831.17                    17962.97
  1997/03/31      16590.34                    17723.52
  1997/04/30      16719.33                    17871.87
  1997/05/31      16955.79                    18140.66
  1997/06/30      17144.55                    18333.86
  1997/07/31      17622.41                    18841.71
  1997/08/31      17435.11                    18665.16
  1997/09/30      17671.49                    18886.72
  1997/10/31      17773.66                    19008.16
  1997/11/30      17889.62                    19119.93
  1997/12/31      18154.07                    19398.89
  1998/01/31      18322.58                    19599.08
  1998/02/28      18326.58                    19604.96
  1998/03/31      18339.12                    19622.21
  1998/04/30      18270.09                    19533.72
  1998/05/31      18520.23                    19842.94
  1998/06/30      18593.04                    19921.12
  1998/07/31      18636.55                    19971.12
  1998/08/31      18920.85                    20279.67
  1998/09/30      19155.04                    20532.36
  1998/10/31      19101.41                    20531.95
  1998/11/30      19175.23                    20604.02
  1998/12/31      19191.17                    20655.94
  1999/01/31      19398.16                    20901.54
  1999/02/28      19269.35                    20810.20
  1999/03/31      19280.41                    20839.12
  1999/04/30      19321.27                    20891.01
  1999/05/31      19199.36                    20770.05
  1999/06/30      18907.63                    20470.96
IMATRL PRASUN   SHR__CHT 19990630 19990712 115247 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $18,908 - an 89.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,471 - a 104.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  1999                       1998                      1997   1996    1995    1994

Dividend returns  2.27%                      4.91%                     5.27%  5.63%   6.15%   5.40%

Capital returns   -3.75%                     0.80%                     3.75%  -2.25%   9.26%  -12.90%

Total returns     -1.48%                     5.71%                     9.02%  3.38%   15.41%  -7.50%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.53(cents)   27.14(cents)   55.01(cents)

Annualized dividend rate      4.86%         4.72%          4.72%

30-day annualized yield       4.49%         -              -

30-day annualized             7.34%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.34 over the past one month, $11.60 over the past six months and $11.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a surge in municipal bond
prices on the last day of the period
following the Federal Reserve Board's
widely anticipated quarter point
increase - from 4.75% to 5.00% -
in the federal funds rate, or overnight
bank-lending level, the municipal bond
market was hard-hit by a continuous
sell-off during the six-month period that ended June 30, 1999. Although retail investors provided support in the municipal bond market with periods of active buying and new-issue supply was down from last year, institutional investors remained on the sidelines, putting pressure on prices, which move inversely to bond yields. While municipal bonds outperformed taxable bonds over the six-month period, the Lehman Brothers
Municipal Bond Index - an index
of approximately 50,000
investment-grade, fixed-rate tax-exempt
bonds - declined 0.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable-bond
performance - fell 1.37%. In
general, the period was characterized
by uncertainty as investors adopted a
wait-and-see approach regarding
the Fed's next move and the release of
major economic reports that could
provide some clues about the future
direction of interest rates. Nevertheless, municipal bond prices received a lift on the last day of the period, as the Fed shifted its monetary policy stance from a tightening bias to a neutral stance, meaning its next move is as likely to keep interest rates unchanged as it is to increase them.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan Michigan Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. Although rising interest rates curtailed the municipal bond market's returns during the past six months, the fund slightly outperformed its peers. For the six-month period that ended June 30, 1999, the fund had a total return of -1.48%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned -1.57% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -1.09% for the same six-month period. For the 12-month period that ended June 30, 1999, the fund had a total return of 1.69%. That return compared to the Michigan municipal debt funds average's 1.35% return and the Lehman Brothers index's 2.49% return for the same 12-month period.

Q. WHAT FACTORS LED TO THE FUND'S OUTPERFORMANCE COMPARED TO ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above its face (par) value. The primary reason why I favored them is because their premium gives the bonds DE MINIMIS protection. This protects the bonds' gains from unfavorable tax treatment that can occur during particular market environments. In addition, individual investors tend to shy away from premiums, so I'm often able to buy them at attractive prices compared to comparably rated, comparable maturity bonds with coupons at or below prevailing rates.

Q. WHICH HOLDINGS DETRACTED FROM THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A. The fund was hurt by its relatively large stake in health care bonds, which made up about 25% of the investments at the end of the period. Last year's federally mandated cutbacks in Medicare reimbursements and increasingly competitive conditions were evident in many hospitals' bottom lines this year. In addition, one of the larger municipal bond insurance agencies decided to stop insuring lower-rated hospital securities. In response, I sold some of the weaker hospital holdings but continued to concentrate on those that I felt would benefit from industry consolidation.

Q. WHERE DID YOU FOCUS THE FUND IN TERMS OF VARIOUS BOND MATURITIES?

A. As I have for some time now, I continued to focus on intermediate-term bonds - those with maturities between five and 15 years. In the last several months in particular, rising interest rates prompted significant selling of intermediate-maturity bonds from "crossover" buyers - such as pension funds and insurance companies - who move among various types of bonds in search of value. Despite their recent disappointing performance, I continued to emphasize intermediate-maturity bonds because I felt they offered an attractive combination of reward - or income - for their given risk. For bonds with maturities up to about 15 years, I felt investors were paid an appropriate amount of added income for each additional year of maturity. But beyond 15 years, I didn't think bonds offered enough extra income for each successive year given the level of risk.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. Supply and demand conditions - which can have a dramatic effect on the municipal market's performance - appear favorable. In contrast to last year, there has been a relatively light supply of municipal bonds issued so far in 1999. In 1998, falling interest rates prompted a wave of municipal bond refundings as issuers looked to refinance their debt at lower interest rates. Those refundings made up more than one-third of the total supply of municipal bonds issued last year. So far this year, however, refunding issuance has slowed dramatically as interest rates rose. Meanwhile, demand has been firm. However, the direction of interest rates will be the primary factor determining municipal bond performance. Rather than spending time trying to predict the direction of interest rates, I'll continue to look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
personal income tax

FUND NUMBER: 081

TRADING SYMBOL: FMHTX

START DATE: November 12,
1985

SIZE: as of June 30, 1999,
more than $464 million

MANAGER: Norm Lind, since
1998; manager, various
Fidelity and Spartan
municipal income funds;
joined Fidelity in 1986

NORM LIND ON DEVELOPMENTS
IN TECHNOLOGY AND THEIR EFFECT
ON MUNICIPAL-BOND ISSUERS:

"Among the many factors I
consider in security selection, I'm
currently keeping an eye on two
technology-related developments
and their potential effect on
municipal-bond issuers. How
individual issuers meet these
challenges could have an impact on
their fiscal health and, ultimately,
their creditworthiness. The first is
potential problems stemming
from the so-called Year 2000
glitch, or `Y2K.' The issue is
whether problems that arise from
Y2K will compromise the
operations of a municipal issuer. I'll
also be looking at the extent to
which municipal issuers
adequately budget for Y2K fixes.

"The second technology-related
issue I'm watching is the rise of the
Internet. As more and more
people shop for goods and services
online, it's uncertain to what extent
states and municipalities will lose
out on sales tax revenue. Many
government entities across the
nation are wrestling with whether
they will be able to tax
Internet-based sales that emanate
from their states or municipalities.
As yet, there's no definitive estimate
of the magnitude of potential
problems stemming from this
issue. Nonetheless, I'm factoring
it in when I evaluate the
attractiveness of issuers, especially
those that are heavily reliant on
sales tax revenues."

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JUNE
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS  6 MONTHS AGO

Health Care                    25.3                     29.5

General Obligations            19.8                     15.8

Electric Utilities             10.2                     10.1

Special Tax                    8.8                      8.8

Escrowed/Pre-Refunded          8.6                      7.8

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 1999

                                                        6 MONTHS AGO

Years                          13.4                     13.8


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 1999

                                     6 MONTHS AGO

Years                          6.7   6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF JUNE 30, 1999

Aaa         48.2%
Aa, A       39.1%
Baa          7.5%
Not Rated    1.5%
Short-term
Investments  3.7%

Row: 1, Col: 1, Value: 48.2
Row: 1, Col: 2, Value: 39.1
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 3.7

AS OF DECEMBER 31, 1998

Aaa         43.2%
Aa, A       44.0%
Baa          7.5%
Not Rated    1.5%
Short-term
Investments  3.8%

Row: 1, Col: 1, Value: 43.2
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 3.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - 95.7%

Anchor Bay School District:

Rfdg. 4.75% 5/1/26 (FGIC          Aaa       $ 2,250,000                     $ 1,994,535
Insured)

5.5% 5/1/18 (MBIA Insured)        Aaa        2,720,000                       2,842,726
(Pre-Refunded to 5/1/07 @
100) (f)

Central Michigan Univ. Rev.       Aaa        1,750,000                       1,834,595
5.5% 10/1/17 (FGIC Insured)
(Pre-Refunded to  4/1/07 @
101) (f)

Clarkston Cmnty. Schools          Aaa        2,600,000                       2,744,638
5.55% 5/1/10 (FGIC Insured)
(Pre-Refunded to 5/1/05 @
101) (f)

Clintondale Cmnty. Schools        Aa2        2,205,000                       2,241,294
Rfdg. 5.5% 5/1/15

Comstock Pub. Schools (Cap.       Aaa        1,300,000                       989,300
Appreciation)  0% 5/1/05
(FSA Insured)

Davison Cmnty. School             Aaa        1,000,000                       1,000,880
District 5.375% 5/1/16 (FGIC
Insured)

Dearborn Swr. Disp. Sys. Rev.     Aaa        1,625,000                       1,616,810
Series A,  5.1% 4/1/12 (MBIA
Insured)

Detroit Convention Facilities     A          12,700,000                      12,422,245
Rev. Rfdg.  (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

Detroit Gen. Oblig.:

Rfdg. (Distributable State
Aid):

5.2% 5/1/07 (AMBAC Insured)       Aaa        4,000,000                       4,074,480

5.25% 5/1/09 (AMBAC Insured)      Aaa        4,500,000                       4,566,510

Series A, 5% 4/1/05 (MBIA         Aaa        1,765,000                       1,789,904
Insured)

Detroit Local Dev. Fin. Auth.     A2         3,000,000                       2,938,590
Rfdg. Sr. Series A, 5.375%
5/1/18

Detroit Swr. Disp. Rev.:

(Wtr. Supply Sys. Proj.)          Aaa        1,885,000                       2,016,309
Series A, 6% 7/1/05 (MBIA
Insured)

Rfdg. Series B, 6.25% 7/1/07      Aaa        1,130,000                       1,237,779
(MBIA Insured)

Detroit Wtr. Supply Sys. Rev.
Rfdg.:

6.2% 7/1/04 (FGIC Insured)        Aaa        3,795,000                       4,056,324

6.5% 7/1/15 (FGIC Insured)        Aaa        6,000,000                       6,811,140

Eastern Michigan Univ. Rev.       Aaa        1,000,000                       1,044,290
Rfdg.  5.9% 6/1/02 (AMBAC
Insured)

Ferndale School District          Aaa        1,300,000                       1,404,468
Rfdg. 6% 5/1/09  (FGIC
Insured)

Flint Hosp. Bldg. Auth. Rev.      Baa1       5,570,000                       5,725,069
(Hurley Med. Ctr.) 6.5%
7/1/20 (Pre-Refunded to
7/1/00 @ 100) (f)

Fowlerville Cmnty. School         Aaa        2,500,000                       2,216,150
District Rfdg.  4.75% 5/1/26
(FSA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Grand Rapids San. Swr. Sys.
Rev. Rfdg. &  Impt. Series A:

5.375% 1/1/09 (FGIC Insured)      Aaa       $ 1,000,000                     $ 1,033,670

5.375% 1/1/10 (FGIC Insured)      Aaa        1,000,000                       1,034,010

Greater Detroit Resource
Recovery  Auth. Rev. Rfdg.:

Series A, 6.25% 12/13/05          Aaa        4,000,000                       4,328,840
(AMBAC Insured)

Series B, 6.25% 12/13/05          Aaa        2,000,000                       2,164,420
(AMBAC Insured)

Hastings School District          Aaa        1,000,000                       1,059,420
5.625% 5/1/18  (FGIC Insured)

Holly Area School District:

6.625% 5/1/03 (FGIC Insured)      Aaa        1,225,000                       1,317,990

6.625% 5/1/06 (FGIC Insured)      Aaa        1,150,000                       1,277,064

Howell Pub. Schools Rfdg.         Aaa        1,130,000                       649,761
(Cap. Appreciation) 0%
5/1/10 (AMBAC Insured)

Huron Valley School District      Aaa        5,830,000                       3,156,129
Rfdg. (Cap. Appreciation) 0%
5/1/11 (FGIC Insured)

Imlay City Cmnty. School          Aaa        1,375,000                       991,953
District Rfdg. (Cap.
Appreciation) (School Bldg.
& Site Proj.)  0% 5/1/06
(FGIC Insured)

Kent County Rfdg. (Refuse         Aa2        2,000,000                       1,990,520
Disp. Sys.) Series A, 5%
11/1/10

Kent Hosp. Fin. Auth. Hosp.       Aa3        3,685,000                       4,352,132
Facilities Rev. Rfdg.:
(Butterworth Hosp.) Series
A, 7.25% 1/15/13

(Spectrum Health Proj.)
Series A:

5.375% 1/15/10                    Aa3        2,200,000                       2,224,552

5.375% 1/15/11                    Aa3        2,420,000                       2,427,938

5.375% 1/15/12                    Aa3        2,505,000                       2,491,673

Lakeshore Pub. Schools            Aaa        1,000,000                       1,120,600
(Berrien County)  6.8%
5/1/06 (MBIA Insured)

Lansing Bldg. Auth. Rev.          Aaa        3,000,000                       1,535,370
(Cap. Appreciation)  0%
6/1/12 (AMBAC Insured)

Lowell Area Schools (Cap.         Aaa        11,375,000                      4,249,018
Appreciation)  0% 5/1/15
(FGIC Insured) (Pre-Refunded
to 5/1/05 @ 49.0888) (c)(f)

Marquette City Hosp. Fin.         Aaa        2,750,000                       2,891,103
Auth. Rev. Rfdg. (Marquette
Gen. Hosp.) Series D, 5.875%
4/1/11 (FSA Insured)

Michigan Bldg. Auth. Rev.:

(Cap. Appreciation) (Detroit
Reg'l.) Series I:

0% 10/1/01 (Escrowed to           Aaa        1,000,000                       910,250
Maturity) (f)

0% 10/1/02 (Escrowed to           Aaa        2,000,000                       1,736,140
Maturity) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Bldg. Auth. Rev.: -
continued

(Cap. Appreciation) (Detroit
Reg'l.):

Series I, 0% 10/1/04              Aaa       $ 6,820,000                     $ 5,361,066
(Escrowed to Maturity) (f)

(Facilities Prog.):

Series I, 5.3% 10/1/10 (AMBAC     Aaa        1,300,000                       1,330,264
Insured)

Series II, 5.5% 10/15/09          Aa2        5,000,000                       5,221,950

Rfdg.:

(Facilities Prog.) Series 1,      Aa2        5,000,000                       5,044,800
5.25% 10/15/11

Series I:

6% 10/1/00                        Aa2        1,375,000                       1,411,438

6.25% 10/1/20                     Aa2        1,500,000                       1,578,330

Series II, 6.75% 10/1/11          Aa2        1,000,000                       1,064,930

Michigan Comprehensive Trans.     Aa3        1,275,000                       1,340,025
Rev. Rfdg.  Series B, 5.75%
5/15/04

Michigan Gen. Oblig. (College     Aa1        1,045,000                       958,098
Savings)  0% 8/1/01

Michigan Hosp. Fin. Auth. Rev.:

(Daughters of Charity Health      Aa2        1,000,000                       1,080,510
Sys.)  7% 11/1/01
(Pre-Refunded to  11/1/01 @
102) (f)

(Mercy Health Svcs., Inc.):

Series Q:

5.375% 8/15/26 (AMBAC Insured)    Aaa        2,000,000                       1,951,340

6% 8/15/08 (AMBAC Insured)        Aaa        1,130,000                       1,208,976

6% 8/15/10 (AMBAC Insured)        Aaa        1,265,000                       1,347,921

Series R, 5.25% 8/15/10           Aaa        2,195,000                       2,225,467
(AMBAC Insured)

(Presbyterian Villages):

6.4% 1/1/15                       -          1,000,000                       1,040,660

6.5% 1/1/25                       -          1,225,000                       1,274,588

(Saint John Hosp. & Med.
Ctr.) Series A:

6% 5/15/08 (AMBAC Insured)        Aaa        1,615,000                       1,736,884

6% 5/15/09 (AMBAC Insured)        Aaa        1,710,000                       1,845,090

Rfdg.:

(Bay Med. Ctr.) Series A,         A3         3,000,000                       3,175,530
8.25% 7/1/12

(Botsford Hosp.) Series A, 5%     Aaa        2,410,000                       2,450,464
2/15/05 (MBIA Insured)

(Crittenton Hosp.) Series A,      A1         6,520,000                       6,304,253
5.25% 3/1/14

(Daughters of Charity Health      Aa2        3,125,000                       3,268,375
Sys.)  5.5% 11/1/05

(Detroit Med. Ctr. Oblig.         Baa2       6,000,000                       6,053,640
Group)  Series A, 6.5%
8/15/18

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hosp. Fin. Auth.
Rev.: - continued

Rfdg.:

(Genesys Reg'l. Hosp.) Series
A:

5.5% 10/1/18                      Baa2      $ 3,000,000                     $ 2,829,390

5.5% 10/1/27                      Baa2       12,550,000                      11,620,045

(McLaren Health Care Corp.)       A1         5,000,000                       4,541,300
Series A,  5% 6/1/19

(McLaren Oblig. Group) Series     A1         9,250,000                       9,106,348
A,  5.375% 10/15/13

(Mercy Health Svcs., Inc.)        Aa3        1,250,000                       1,332,375
Series T,  6% 8/15/06

(Pontiac Osteopathic Hosp.)       Baa2       3,000,000                       2,880,600
Series A,  6% 2/1/24

(Saint John Health Sys.)          Aaa        3,000,000                       2,739,900
Series A,  5% 5/15/28 (AMBAC
Insured)

(Sisters of Mercy Health          Aaa        9,950,000                       10,170,094
Corp.) Series P, 5.375%
8/15/14 (MBIA Insured)

Michigan Hsg. Dev. Auth.:

Rental Hsg. Rev. Series B:

5.8% 4/1/19                       AA-        4,650,000                       4,710,357

7.55% 4/1/23                      AA-        4,750,000                       4,959,570

Single Family Mtg. Rev.:

Series A:

5.15% 12/1/26 (AMBAC Insured)     Aaa        2,240,000                       2,257,987
(e)

6.8% 12/1/16                      AA+        4,115,000                       4,200,098

Series C:

5.95% 12/1/14                     AA+        2,500,000                       2,546,575

6% 12/1/16                        AA+        2,500,000                       2,549,800

Michigan Job Dev. Auth. Poll.     A3         8,825,000                       8,937,695
Cont. Rev.  (Gen. Motors
Corp.) 5.55% 4/1/09

Michigan Muni. Bond Auth.:

(Drinking Wtr. Revolving          Aa1        1,790,000                       1,624,819
Fund)  4.75% 10/1/20

(Local Gov't. Ln. Prog.) 7.5%     Aaa        65,000                          66,637
11/1/09 (AMBAC Insured)

(State Revolving Fund) 5.1%       Aa1        4,000,000                       3,987,480
10/1/11

Rfdg.:

(Cap. Appreciation) (Gov't.
Ln. Proj.) Series A:

0% 12/1/04 (FGIC Insured)         Aaa        2,000,000                       1,565,940

0% 12/1/05 (FGIC Insured)         Aaa        1,855,000                       1,377,133

0% 12/1/06 (FGIC Insured)         Aaa        5,000,000                       3,518,300

0% 12/1/07 (FGIC Insured)         Aaa        1,000,000                       665,640

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Muni. Bond Auth.: -
continued

Rfdg.:

(Local Govt. Ln. Prog.)           Aaa       $ 6,000,000                     $ 5,914,740
Series A,  4.75% 12/1/09
(FGIC Insured)

(State Revolving Fund) Series     Aa1        2,490,000                       2,645,077
A,  6% 10/1/03

Michigan Pub. Pwr. Agcy. Rev.
Rfdg.  (Belle River Proj.)
Series A:

5.25% 1/1/18                      A1         10,000,000                      9,677,000

5.7% 1/1/03                       A1         2,000,000                       2,085,140

Michigan South Central Pwr.
Agcy. Supply Sys. Rev. Rfdg.:

5% 11/1/09 (AMBAC Insured)        Aaa        1,675,000                       1,675,771

5.9% 11/1/06 (MBIA Insured)       Aaa        4,510,000                       4,841,711

Michigan Strategic Fund Ltd.
Oblig. Rev. Rfdg. (Detroit
Edison Co. Proj.):

Series A, 5.55% 9/1/29 (MBIA      Aaa        3,000,000                       2,893,890
Insured) (b)(e)

Series AA, 6.4% 9/1/25 (MBIA      Aaa        5,000,000                       5,459,050
Insured)

Michigan Strategic Fund Rev.
Rfdg.:

(Detroit Edison Co. Proj.)
Series BB:

6.5% 2/15/16 (FGIC Insured)       Aaa        1,250,000                       1,324,475

7% 7/15/08 (MBIA Insured)         Aaa        2,000,000                       2,302,440

7% 5/1/21 (AMBAC Insured)         Aaa        8,500,000                       10,219,550

(Envir. Research Institute):

6.25% 8/15/06 (Pre-Refunded       -          2,660,000                       2,826,995
to  8/15/02 @ 101) (f)

6.375% 8/15/12 (Pre-Refunded      -          1,770,000                       1,887,475
to 8/15/02 @ 101) (f)

(Ford Motor Co. Proj.) Series     A1         8,250,000                       9,332,400
A, 7.1% 2/1/06

Michigan Trunk Line Fund:

Rfdg. Series A, 5.5% 11/1/16      Aa3        7,000,000                       7,092,470

Series A:

5.5% 10/1/21                      Aa3        9,750,000                       10,030,995

5.75% 10/1/04                     Aa3        4,145,000                       4,372,146

Michigan Underground Storage      Aaa        5,000,000                       5,374,900
Tank Fin. Assurance Auth.
Rev. Rfdg. Series I, 6%
5/1/06 (AMBAC Insured)

Mona Shores School District       Aaa        2,220,000                       2,542,633
(School Bldg. &  Site Proj.)
6.75% 5/1/10 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Monroe County Poll. Cont.         Aaa       $ 5,000,000                     $ 5,210,600
Rev. (Detroit  Edison Proj.)
Series CC, 7.5% 12/1/19
(AMBAC Insured) (e)

Northern Michigan Univ. Revs.     Aaa        5,500,000                       5,261,905
Rfdg.  5.125% 12/1/20 (MBIA
Insured)

Okemos Pub. School District
Rfdg.:

0% 5/1/12 (MBIA Insured)          Aaa        2,500,000                       1,272,200

0% 5/1/13 (MBIA Insured)          Aaa        1,700,000                       815,218

Pinckney Cmnty. Schools
Livingston & Washtenaw
Counties:

5.5% 5/1/10 (FGIC Insured)        Aaa        2,175,000                       2,237,531

5.5% 5/1/11 (FGIC Insured)        Aaa        2,350,000                       2,405,343

5.5% 5/1/14 (FGIC Insured)        Aaa        3,075,000                       3,147,416

Plymouth-Canton Cmnty. School     Aaa        2,000,000                       1,756,900
District  4.625% 5/1/23
(FGIC Insured)

Port Huron Area School            Aa2        1,975,000                       1,267,496
District (Cap. Appreciation)
(School Bldg. & Site Proj.)
0% 5/1/08

Rochester Cmnty. School           Aaa        1,000,000                       1,048,470
District Rfdg.  5.625%
5/1/11 (FGIC Insured)

Romulus Cmnty. Schools (Cap.      Aaa        3,610,000                       2,604,326
Appreciation) Series 1, 0%
5/1/06 (FSA Insured)

Royal Oak City School             Aaa        3,000,000                       2,283,000
District (Cap. Appreciation)
(School Bldg. & Site)  0%
5/1/05 (AMBAC Insured)

Royal Oak Hosp. Fin. Auth.
Rev.:

(William Beaumont Hosp.)          Aa3        5,910,000                       4,317,964
Series K,  0% 11/15/05

Rfdg. (William Beaumont           Aa3        4,000,000                       4,049,080
Hosp.) 5.5% 1/1/14

Saint Clair Shores Econ. Dev.     A2         1,700,000                       1,769,241
Corp. Rev. (Bon Secours
Health Sys.) Series B, 7.5%
9/1/15

Saint John's Pub. Schools         Aaa        1,400,000                       1,552,740
6.5% 5/1/07  (FGIC Insured)

Standish Sterling Cmnty.          Aaa        8,900,000                       8,415,840
Schools 5.15% 5/1/28 (FGIC
Insured)

Univ. of Michigan Rev.:

Rfdg. (Univ. Hosp. Proj.)
Series A:

5.25% 12/1/10                     Aa2        1,685,000                       1,693,931

5.75% 12/1/12                     Aa2        9,000,000                       9,304,380

Series A, 6.25% 8/15/15           Aa2        3,145,000                       3,347,161
(Pre-Refunded to 8/15/02 @
101) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Walled Lake Consolidated          Aaa       $ 3,550,000                     $ 3,622,740
School District Rfdg. 5.3%
5/1/09 (MBIA Insured)

Wayne Charter County Arpt.
Rev.:

(Detroit Metro Arpt.):

Series A, 5% 12/1/28 (MBIA        Aaa        8,400,000                       7,689,024
Insured) (e)

Series B, 6.875% 12/1/11          Aaa        1,500,000                       1,596,165
(MBIA Insured) (e)

5.25% 12/1/12 (MBIA Insured)      Aaa        2,500,000                       2,498,875
(e)

Rfdg. (Detroit Metro Arpt.)       Aaa        2,000,000                       2,008,180
Series C,  5.25% 12/1/13
(MBIA Insured)

Wayne County Bldg. Auth.          Baa2       2,250,000                       2,495,408
Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @
102) (f)

West Ottawa Pub. School
District:

(Cap. Appreciation) (School       Aaa        4,110,000                       2,999,848
Bldg. & Site)  0% 5/1/06
(MBIA Insured) (Pre-Refunded
to 5/1/05 @ 95.9187) (f)

Rfdg. 5.25% 5/1/10 (FGIC          Aaa        3,875,000                       3,919,408
Insured)

Western Michigan Univ. Rev.:

Rfdg. 5.125% 11/15/22 (FGIC       Aaa        2,365,000                       2,252,000
Insured)

5.6% 7/15/17 (FGIC Insured)       Aaa        2,500,000                       2,517,150

                                                                             442,831,669

PUERTO RICO - 0.6%

Puerto Rico Commonwealth          Baa        2,800,000                       2,877,140
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

TOTAL MUNICIPAL BONDS                                                        445,708,809
(Cost $433,434,868)



MUNICIPAL NOTES - 3.7%



MICHIGAN - 3.7%

Michigan Strategic Fund Ltd.      1,300,000                        1,300,000
Oblig. Rev. (Detroit Edison
Proj.) Series CC, 3.45%,
VRDN (d)

Michigan Strategic Fund Rev.      1,000,000                        1,000,000
(Dow Chemical Co. Proj.)
Series CC, 3.6%, VRDN (d)(e)

Midland County Econ. Dev.
Rev. (Dow Chemical Co. Proj.):

Series 1993 A, 3.8%, VRDN         9,300,000                        9,300,000
(d)(e)

Series 1993 B, 3.75%, VRDN (d)    3,400,000                        3,400,000

MUNICIPAL NOTES - CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Univ. of Michigan Rev.:

(Univ. Hosp. Proj.) Series A,    $ 1,600,000                      $ 1,600,000
3.45%, VRDN (d)

Rfdg. (Univ. Hosp. Proj.)         400,000                          400,000
Series A, 3.45%, VRDN (d)

TOTAL MUNICIPAL NOTES                                              17,000,000
(Cost $17,000,000)

TOTAL INVESTMENT IN                                              $ 462,708,809
SECURITIES - 100%
(Cost $450,434,868)



FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

23 Bond Buyer Municipal Bond  Sept. 1999           $ 2,731,969                 $ (5,169)
Index Contracts

The face value of futures purchased as a percentage of investment in securities - 0.6%


SECURITY TYPE ABBREVIATION
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $293,229.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        80.6%      AAA, AA, A    83.5%

Baa               7.5%       BBB           6.2%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.5%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Health Care                  25.3%

General Obligations          19.8

Electric Utilities           10.2

Special Tax                   8.8

Escrowed/Pre-Refunded         8.6

Industrial Development        7.4

Others (individually less    19.9
than 5%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $450,434,868. Net unrealized appreciation aggregated $12,273,941, of which $17,197,958 related to appreciated investment securities and $4,924,017 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $12,527,000 all of which will expire on December 31, 2006.

At December 31, 1998 the fund was required to defer approximately
$1,880,000 of losses on futures contracts and options.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 462,708,809
value (cost $450,434,868) -
See accompanying schedule

Receivable for fund shares                   109,275
sold

Interest receivable                          5,815,531

Receivable for daily                         16,531
variation on futures
contracts

 TOTAL ASSETS                                468,650,146

LIABILITIES

Payable to custodian bank       $ 136,073

Payable for investments          3,000,000
purchased on a  delayed
delivery basis

Payable for fund shares          485,637
redeemed

Distributions payable            506,325

Accrued management fee           148,409

Other payables and accrued       73,349
expenses

 TOTAL LIABILITIES                           4,349,793

NET ASSETS                                  $ 464,300,353

Net Assets consist of:

Paid in capital                             $ 466,784,399

Accumulated undistributed net                (14,752,818)
realized gain (loss)  on
investments

Net unrealized appreciation                  12,268,772
(depreciation) on investments

NET ASSETS, for 41,177,762                  $ 464,300,353
shares outstanding

NET ASSET VALUE, offering                    $11.28
price and redemption price
per share ($464,300,353
(divided by) 41,177,762
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED JUNE 30,
                                          1999 (UNAUDITED)

INTEREST INCOME                               $ 12,469,306

EXPENSES

Management fee                 $ 913,959

Transfer agent fees             203,537

Accounting fees and expenses    71,899

Non-interested trustees'        775
compensation

Custodian fees and expenses     14,742

Registration fees               17,280

Audit                           15,497

Legal                           4,958

Reports to shareholders         11,191

 Total expenses before          1,253,838
reductions

 Expense reductions             (2,852)        1,250,986

NET INTEREST INCOME                            11,218,320

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          33,236

 Futures contracts              (316,010)      (282,774)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (18,318,018)

 Futures contracts              48,659         (18,269,359)

NET GAIN (LOSS)                                (18,552,133)

NET INCREASE (DECREASE) IN                    $ (7,333,813)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,218,320               $ 22,193,833

 Net realized gain (loss)         (282,774)                  4,612,882

 Change in net unrealized         (18,269,359)               (1,033,385)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (7,333,813)                25,773,330
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,218,320)               (22,193,833)
From net interest income

 In excess of net interest        -                          (122,449)
income

 TOTAL DISTRIBUTIONS              (11,218,320)               (22,316,282)

Share transactions Net            50,206,347                 79,777,925
proceeds from sales of shares

 Reinvestment of distributions    8,144,836                  16,665,701

 Cost of shares redeemed          (55,434,145)               (77,897,152)

 NET INCREASE (DECREASE) IN       2,917,038                  18,546,474
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,635,095)               22,003,522
IN NET ASSETS

NET ASSETS

 Beginning of period              479,935,448                457,931,926

 End of period                   $ 464,300,353              $ 479,935,448

OTHER INFORMATION
Shares

 Sold                             4,324,975                  6,827,560

 Issued in reinvestment of        703,106                    1,427,061
distributions

 Redeemed                         (4,789,209)                (6,674,899)

 Net increase (decrease)          238,872                    1,579,722


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.720                        $ 11.630                  $ 11.300   $ 11.560   $ 10.580
period

Income from Investment            .271                            .557                      .571       .630 E     .611
Operations Net interest
income

Net realized and unrealized       (.440)                          .093                      .420       (.258)     .980
gain (loss)

Total from investment             (.169)                          .650                      .991       .372       1.591
operations

Less Distributions

From net interest income          (.271)                          (.557)                    (.571)     (.630)     (.611)

In excess of net interest         -                               (.003)                    -          (.002)     -
income

From net  realized gain           -                               -                         -          -          -

In excess of net realized gain    -                               -                         (.090)     -          -

Total distributions               (.271)                          (.560)                    (.661)     (.632)     (.611)

Net asset value, end of period   $ 11.280                        $ 11.720                  $ 11.630   $ 11.300   $ 11.560

TOTAL RETURN B, C                 (1.48)%                         5.71%                     9.02%      3.38%      15.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 464,300                       $ 479,935                 $ 457,932  $ 455,729  $ 491,874
(000 omitted)

Ratio of expenses to average      .53% A                          .55% D                    .56% D     .59%       .59%
net assets

Ratio of net interest income      4.71% A                         4.77%                     5.08%      5.52%      5.49%
to average net assets

Portfolio  turnover rate          15% A                           24%                       16%        29%        29%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.340
period

Income from Investment            .687
Operations Net interest
income

Net realized and unrealized       (1.590)
gain (loss)

Total from investment             (.903)
operations

Less Distributions

From net interest income          (.687)

In excess of net interest         -
income

From net  realized gain           (.080)

In excess of net realized gain    (.090)

Total distributions               (.857)

Net asset value, end of period   $ 10.580

TOTAL RETURN B, C                 (7.50)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 433,694
(000 omitted)

Ratio of expenses to average      .57%
net assets

Ratio of net interest income      6.04%
to average net assets

Portfolio  turnover rate          18%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $0.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.

PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MI MUNICIPAL MONEY   1.30%          2.77%        16.23%        35.70%
MARKET

All Tax-Free Money Market     1.27%          2.71%        16.06%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 456 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MI MUNICIPAL MONEY     2.77%        3.05%         3.28%
MARKET

All Tax-Free Money Market       2.71%        3.03%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             6/28/99  3/29/99  12/28/98  9/28/98  6/29/98

Fidelity Michigan Municipal  2.90%    2.55%    3.11%     3.29%    3.05%
Money Market Fund

All Tax-Free Money Market    2.93%    2.47%    2.98%     3.23%    3.05%
Funds Average

Fidelity Michigan Municipal  4.74%    4.17%    5.07%     5.38%    4.99%
Money Market Fund
Tax-Equivalent

Portion of fund's income     1.04%    0.64%    4.01%     0.00%    0.00%
subject to state taxes

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 38.82% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Michigan Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF
1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending. Growth in real GDP - gross domestic product adjusted for inflation - was 4.3% in the first quarter of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of last year was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points on June 30.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. These changes prompted the Fed to shift in May to a "tightening bias" - an inclination toward raising rates to slow growth and head off inflation. With growth increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund started the period with an average maturity of 30 days - shorter than the average of its peers. Financial markets were showing signs of stability, and I wanted to position the fund to take advantage of the higher interest rates I expected in the future. In addition, the supply of one-year fixed-rate paper was slim, so yields on these securities were not attractive. I turned my focus to short-term variable rate securities that were abundant, and thus offered relatively appealing values. By the end of the period, a combination of technical factors - issues of supply and demand - in the one-year note market and the anticipation of higher rates made yields on fixed-rate paper more attractive. The fund participated in these note deals, extending its maturity to 38 days at the end of June.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 1999, was 2.95%, compared to 3.19% six months ago. The latest yield was the equivalent of a 4.82% taxable yield for Michigan investors in the 38.82% combined federal and state income tax bracket. Through June 30, 1999, the fund's six-month total return was 1.30%, compared to 1.27% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The market had expected the Fed to maintain a tightening bias after its June move. In fact, prices reflected at least a second and possibly a third rate hike. However, the Fed surprised the market by switching back to a neutral bias. This suggests that its next move is as likely to be an "easing" - a rate cut, as it is a rate hike. In response, yields fell as the market became comfortable with the notion that the Fed might raise rates just once. It now appears that the Fed will look for signs of inflation before raising rates again. As a result, going forward investors will be especially attentive to emerging economic data for an indication of Fed policy. For my part, I'll seek to maintain a neutral, flexible positioning with the fund because of this continuing uncertainty, although it may be difficult to maneuver the fund's maturity during periods of light issuance. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current
tax-free income while
maintaining a stable $1
share price by investing in
high-quality, short-term
municipal money market
securities

FUND NUMBER: 420

TRADING SYMBOL: FMIXX

START DATE: January 12,
1990

SIZE: as of June 30, 1999,
more than $396 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 6/30/99  % OF FUND'S INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                               12/31/98                 6/30/98

  0 - 30                       74                               82                       78

 31 - 90                       20                               2                        13

 91 - 180                      0                                10                       6

181 - 397                      6                                6                        3

WEIGHTED AVERAGE MATURITY

                              6/30/99                          12/31/98                 6/30/98

Fidelity Michigan Municipal   38 DAYS                          30 Days                  27 Days
Money Market Fund

All Tax-Free Money Market     44 DAYS                          46 Days                  41 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999                                          AS OF DECEMBER 31, 1998

Variable Rate Demand Notes                                   Variable Rate Demand Notes
(VRDNs)                         71.1%                        (VRDNs)                        81.0%

Commercial Paper (including                                  Commercial Paper (including
CP  Mode)                       16.6%                        CP  Mode)                       9.2%

Municipal Notes                 10.8%                        Municipal Notes                 8.9%

Other Investments                1.5%                        Other Investments               0.9%

Row: 1, Col: 1, Value: 71.09999999999999                     Row: 1, Col: 1, Value: 81.0
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 16.6                                  Row: 1, Col: 3, Value: 9.199999999999999
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8                                  Row: 1, Col: 5, Value: 8.9
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.5                                   Row: 1, Col: 8, Value: 0.9





FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - 99.8%

Bay City School District Rev.    $ 3,600,000                      $ 3,601,882
RAN 3.5% 8/25/99

Clinton Economic Dev. Corp.       3,700,000                        3,700,000
Rev. (Clinton Area Care Ctr.
Prj.) 3.72%, LOC Northern
Trust Co., Chicago, VRDN (b)

Cornell Economic Dev. Corp.       1,300,000                        1,300,000
Ind. Dev. Rev. Bonds
(Mead-Escanaba Paper Co.
Proj.) Series 90, 3.15%
tender 7/19/99, LOC Cr.
Swiss First Boston, Inc., CP
mode

Detroit Economic Dev. Corp.
Rev.:

(Michigan Opera Theatre           5,000,000                        5,000,000
Proj.) 3.65%, LOC NBD Bank
NA, Detroit, VRDN (b)

(Waterfront Reclamation &
Casino Dev. Proj.):

Series 1999 B, 3.8%, MGM          3,800,000                        3,800,000
Grand Detroit LLC, LOC Bank
of America Nat'l. Trust &
Savings Assoc., VRDN (b)

Series 1999 C, 3.85%,             2,000,000                        2,000,000
Greektown Casino LLC,  LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (b)

Detroit School District RAN       4,000,000                        4,028,448
4% 6/1/00

Detroit Swr. Disp. Rev.           9,355,000                        9,355,000
Series 1998 B, 3.3% (MBIA
Insured) (BPA Morgan
Guaranty Trust Co., NY),
VRDN (b)

Detroit Wtr. Supply Sys. Rev.
Participating VRDN:

Series SG 64, 3.77%               3,500,000                        3,500,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 6, 3.72%               7,570,000                        7,570,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Flint Economic Dev. Corp.         700,000                          700,000
Ltd. Oblig. Rev. (Genessee
County Real Estate Proj.)
Series 1990, 3.65%, LOC NBD
Bank NA, Detroit, VRDN (b)(e)

Genesee County Economic Dev.      3,000,000                        3,000,000
Corp. (Creative Foam Corp.
Proj.) Series 1994, 3.65%,
LOC NBD Bank NA, Detroit,
VRDN (b)(e)

Georgetown Charter Township       1,000,000                        1,000,000
Ind. Dev. Rev. (J&F Steel
Corp. Proj.) Series 1989,
3.5%, LOC Societe Generale,
France, VRDN (b)(e)

Jackson Pub. Schools State
Aid RAN:

Series 1999 B, 4% 7/6/00, LOC     4,750,000                        4,770,615
Comerica Bank, Detroit

Series A, 3.3% 8/25/99, LOC       1,750,000                        1,750,784
Comerica Bank, Detroit

Kalamazoo City School             3,250,000                        3,252,317
District State Aid RAN
Series C,  3.75% 9/16/99,
LOC First of America Bank NA

Kalamazoo Hosp. Fin. Auth.        4,000,000                        4,000,000
Participating VRDN Series
138, 3.72% (Liquidity
Facility Morgan Stanley,
Dean  Witter & Co.) (b)(f)

Kent County Michigan Arpt.        6,245,000                        6,245,000
Facilities Rev.
Participating VRDN Series
MSDW 98-118, 3.69%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Livonia Economic Dev. Corp.      $ 1,600,000                      $ 1,600,000
(Ajluni Proj.) Series 1993,
3.65%, LOC NBD Bank NA,
Detroit, VRDN (b)(e)

Macomb County Cmnty. College      3,400,000                        3,413,235
District Rev. Bonds  3.75%
5/1/00

Michigan Bldg. Auth. Rev.
Series 2:

3.15% 8/5/99, LOC Canadian        4,800,000                        4,800,000
Imperial Bank of  Commerce,
CP

3.15% 8/5/99, LOC Canadian        6,000,000                        6,000,000
Imperial Bank of  Commerce,
CP

Michigan Higher Ed. Rev.          835,000                          835,000
(Davenport College of Bus.)
Series 1997, 3.6%, LOC Old
Kent Bank, Michigan, VRDN (b)

Michigan Higher Ed. Student
Ln. Auth. Rev.:

Rfdg.:

Series XII B, 3.4% (AMBAC         5,500,000                        5,500,000
Insured)  (BPA Kredietbank
NV), VRDN (b)(e)

Series XII F, 3.4% (AMBAC         6,700,000                        6,700,000
Insured)  (BPA Kredietbank
NV), VRDN (b)(e)

Series XII D, 3.4% (AMBAC         1,300,000                        1,300,000
Insured)  (BPA Kredietbank
NV), VRDN (b)(e)

Michigan Hosp. Fin. Auth. Rev.:

Participating VRDN Series         3,700,000                        3,700,000
1997 X, 3.6% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(b)(f)

(Hosp. Equip. Ln. Prog.):

Series 1995 A, 3.35%, LOC         1,090,000                        1,090,000
First of America Bank NA,
VRDN (b)

Series A:

3.35%, LOC First of America       9,915,000                        9,915,000
Bank NA, VRDN (b)

3.35%, LOC First of America       1,200,000                        1,200,000
Bank NA, VRDN (b)

3.35%, LOC First of America       2,600,000                        2,600,000
Bank NA, VRDN (b)

Michigan Hsg. Dev. Auth.:

Participating VRDN:

Series 1997 N, 3.82%              3,200,000                        3,200,000
(Liquidity Facility Caisse
des  Depots et
Consignations) (b)(e)(f)

Series PT 19, 3.82%               885,000                          885,000
(Liquidity Facility Cr.
Swiss  First Boston, Inc.)
(b)(e)(f)

Series PT 38, 3.82%               4,710,000                        4,710,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 58, 3.82%               6,600,000                        6,600,000
(Liquidity Facility Cr.
Swiss  First Boston, Inc.)
(b)(e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hsg. Dev. Auth.: -
continued

Multi-family Hsg. Rev.:

(Canton Club East Apts.)         $ 4,000,000                      $ 4,000,000
Series 1998 A, 3.65%,  LOC
Key Bank, NA, VRDN (b)(e)

Bonds Series 1988 A:

3.15% tender 9/9/99, LOC          2,500,000                        2,500,000
Landesbank Hessen-Thuringen,
CP mode (e)

3.2% tender 8/12/99, LOC          2,050,000                        2,050,000
Landesbank Hessen-Thuringen,
CP mode (e)

3.2% tender 8/19/99, LOC          1,500,000                        1,500,000
Landesbank Hessen-Thuringen,
CP mode (e)

3.25% tender 8/11/99, LOC         3,800,000                        3,800,000
Landesbank Hessen-Thuringen,
CP mode (e)

Michigan Muni. Bond Auth. RAN:

Series 1998 D1, 4.25% 8/27/99     16,700,000                       16,719,678

Series 1999 A1, 4% 6/30/00 (a)    6,000,000                        6,032,940

Michigan Strategic Fund Ind.
Dev. Rev.:

(Althaus Family Investors II)     2,300,000                        2,300,000
Series 1997, 3.82%,  LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)

(C-TEC, Inc. Proj.) 3.8%, LOC     1,500,000                        1,500,000
SunTrust Bank of Atlanta,
VRDN (b)(e)

Michigan Strategic Fund Ltd.
Oblig. Rev.:

Participating VRDN Series         2,495,000                        2,495,000
PT-244, 3.77% (Liquidity
Facility Banque Nationale de
Paris) (b)(f)

(BC & C Proj.) 3.85%, LOC         1,750,000                        1,750,000
Comerica Bank, Detroit, VRDN
(b)(e)

(Biewer of Lansing Proj.)         2,900,000                        2,900,000
Series 1999, 3.8%, LOC
Michigan Nat'l. Bank,
Detroit, VRDN (b)(e)

(Bosal Ind. Proj.) Series         3,000,000                        3,000,000
1998, 3.55%, LOC Bank of
New York NA, VRDN (b)(e)

(Conti Properties LLC Proj.)      3,800,000                        3,800,000
Series 1997, 3.85%, LOC
Comerica Bank, Detroit, VRDN
(b)(e)

(Cyberplast Inds. Ltd.)           3,875,000                        3,875,000
3.65%, LOC NBD Bank NA,
Detroit, VRDN (b)(e)

(Doss Ind. Dev. Co.) 3.65%,       3,500,000                        3,500,000
LOC NBD Bank NA, Detroit,
VRDN (b)(e)

(Envir. Quality Co. Proj.)        1,900,000                        1,900,000
Series 1995, 3.6%,  LOC
Comerica Bank, Detroit, VRDN
(b)(e)

(Future Fence Co. Proj.)          3,500,000                        3,500,000
3.85%, LOC Comerica Bank,
Detroit, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev.: - continued

(Grandview Plaza Riverview       $ 3,200,000                      $ 3,200,000
Assoc. One Ltd. Partnership)
3.8%, LOC First of America
Bank NA, VRDN (b)(e)

(John H. Decker & Sons Proj.)     2,500,000                        2,500,000
Series 1998, 3.7%, LOC
Michigan Nat'l. Bank,
Detroit, VRDN (b)(e)

(Majestic Ind., Inc.) 3.85%,      3,600,000                        3,600,000
LOC Comerica Bank,  Detroit,
VRDN (b)(e)

(MANS Proj.) Series 1998,         3,200,000                        3,200,000
3.85%, LOC Comerica  Bank,
Detroit, VRDN (b)(e)

(Nat'l. Rubber Michigan,          2,400,000                        2,400,000
Inc.) Series 1995, 3.75%,
LOC Nat'l. Bank of Canada,
VRDN (b)(e)

(NFS Int'l. Proj.) Series         1,000,000                        1,000,000
1997 B, 3.9%, LOC First of
America Bank NA, VRDN (b)

(PBL Enterprises, Inc. Proj.)     3,500,000                        3,500,000
Series 1997, 3.85%, LOC
Comerica Bank, Detroit, VRDN
(b)(e)

(TEI Investments, LLC Proj.)      1,000,000                        1,000,000
3.85%, LOC Comerica Bank,
Detroit, VRDN (b)(e)

(The Spiratex Co. Proj.)          2,200,000                        2,200,000
Series 1994, 3.65%, LOC NBD
Bank NA, Detroit, VRDN (b)(e)

(Trilan LLC Proj.) 3.85%, LOC     5,000,000                        5,000,000
NBD Bank NA, Detroit, VRDN
(b)(e)

(Vent-Rite Valve Corp. Proj.)     1,845,000                        1,845,000
3.75%, Skidmore Realty LLC,
LOC Fleet Nat'l. Bank, VRDN
(b)(e)

Michigan Strategic Fund Poll.
Cont. Rev.:

Bonds (Dow Chemical Co. Proj.):

Series 1986:

3.05% tender 9/9/99, CP mode      4,400,000                        4,400,000

3.1% tender 7/20/99, CP mode      1,500,000                        1,500,000

3.15% tender 7/21/99, CP mode     3,100,000                        3,100,000

Series 1987:

3.15% tender 9/1/99, CP mode      4,200,000                        4,200,000

3.15% tender 9/8/99, CP mode      1,000,000                        1,000,000

3.2% tender 8/12/99, CP mode      2,000,000                        2,000,000

Series 1988:

3.05% tender 9/8/99, CP mode      2,600,000                        2,600,000
(e)

3.05% tender 9/9/99, CP mode      4,000,000                        4,000,000
(e)

3.05% tender 9/10/99, CP mode     1,000,000                        1,000,000
(e)

3.1% tender 9/15/99, CP mode      6,450,000                        6,450,000
(e)

3.1% tender 9/16/99, CP mode      6,450,000                        6,450,000
(e)

3.15% tender 7/20/99, CP mode     3,250,000                        3,250,000
(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Poll.
Cont. Rev.: - continued

(Gen. Motors Corp. Proj.):

Series 1988 A, 3.5%, VRDN (b)    $ 18,430,000                     $ 18,430,000

3.6%, VRDN (b)                    4,540,000                        4,540,000

Michigan Strategic Fund Rev.:

(B & G Realty Proj.) 3.6%,        2,000,000                        2,000,000
LOC Bank One, Wisconsin,
VRDN (b)(e)

(Consumers Energy) Series         2,000,000                        2,000,000
1993A, 3.45%, LOC Canadian
Imperial Bank of Commerce,
VRDN (b)

(Hi-Tech. Mold & Engineering)     700,000                          700,000
3.65%, LOC NBD Bank NA,
Detroit, VRDN (b)(e)

(Ultimate Hydroforming, Inc.      400,000                          400,000
Proj.) 3.65%, LOC NBD  Bank
NA, Detroit, VRDN (b)(e)

(Unified-Boring Co., Inc.         1,500,000                        1,500,000
Proj.) Series 1992, 3.65%,
LOC NBD Bank NA, Detroit,
VRDN (b)(e)

Michigan Strategic Fund Solid
Waste Disp. Rev.:

(Grayling Gen. Station Proj.)     12,700,000                       12,700,000
Series 1990, 3.5%,  LOC
Barclays Bank PLC, VRDN
(b)(e)

(Great Lakes Recovery) 3.75%,     2,400,000                        2,400,000
LOC NBD Bank NA,  Detroit,
VRDN (b)(e)

Michigan Trunk Line Fund          6,415,000                        6,415,000
Participating VRDN Series SG
87, 3.77% (Liquidity
Facility Societe Generale,
France) (b)(f)

Mona Shores School District       8,175,000                        8,175,000
Participating VRDN Series SG
26, 3.77% (Liquidity
Facility Societe Generale,
France) (b)(f)

Monroe County Economic Dev.       2,400,000                        2,400,000
Corp. Rev. Rfdg. (Detroit
Edison Proj.) Series 92CC,
3.45%, LOC Barclays Bank
PLC, VRDN (b)

Monroe County Poll. Cont.         4,000,000                        4,000,000
Rev. Participating VRDN
Series PT 143, 3.82%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Royal Oak Hosp. Fin. Auth.        1,400,000                        1,400,000
Rev. (William Beaumont
Hosp.) Series 1996 J, 3.45%
(BPA NBD Bank NA, Detroit),
VRDN (b)

Sterling Heights Economic         5,000,000                        5,000,000
Dev. Corp. Rev. (Cherrywood
Ctr. Assoc. Proj.) 3.65%,
LOC Comerica Bank, Detroit,
VRDN (b)(e)

Tolfree Memorial Hosp. Corp.
Rev.:

Series 1996 B, 3.6%, LOC          4,400,000                        4,400,000
First of America Bank NA,
VRDN (b)

Series 1997 D, 3.6%, LOC          3,050,000                        3,050,000
First of America Bank NA,
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Univ. of Michigan Rev.:

(Med. Services Proj.) Series     $ 700,000                        $ 700,000
1995 A, 3.45%, VRDN (b)

Rfdg. (Univ. Hosp. Proj.)         300,000                          300,000
Series A, 3.45%, VRDN (b)

Series B:

3.1% 8/12/99, CP                  3,500,000                        3,500,000

3.15% 7/22/99, CP                 1,600,000                        1,600,000

Utica Cmnty. Schools District     2,145,000                        2,158,586
3.9% 5/1/00

Waterford School District RAN     3,500,000                        3,504,555
3.8% 5/25/00

Wayne Charter County Arpt.
Rev.:

Participating VRDN:

Series 108, 3.8% (Liquidity       4,500,000                        4,500,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(e)(f)

Series 1998-68, 3.8%              7,800,000                        7,800,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(e)(f)

Series SG 122, 3.77%              8,100,000                        8,100,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Rfdg. (Detroit Metropolitan
Wayne County Arpt.):

Series A, 3.5%, LOC Bayersche     8,875,000                        8,875,000
Landesbank Girozentrale,
VRDN (b)(e)

Series B, 3.4%, LOC Bayersche     2,995,000                        2,995,000
Landesbank Girozentrale,
VRDN (b)(e)

Wayne-Westland Cmnty. Schools
Participating VRDN:

Series 56, 3.75% (Liquidity       3,680,000                        3,680,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

Series 67, 3.75% (Liquidity       7,100,000                        7,100,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

                                                                   403,463,040

                                 SHARES

OTHER - 0.2%

Municipal Central Cash Fund       845,846                          845,846
(c)(d)

TOTAL INVESTMENT IN                                              $ 404,308,886
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 404,308,886


SECURITY TYPE ABBREVIATIONS

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.43%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $112,000 of which $2,000, $10,000, $39,000, $5,000,
$39,000, $11,000 and $6,000 will expire on December 31, 1999, 2001,
2002, 2003, 2004, 2005 and 2006, respectively.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 404,308,886
value -  See accompanying
schedule

Cash                                         17,102

Receivable for investments                   6,000,000
sold

Receivable for fund shares                   2,736,899
sold

Interest receivable                          2,681,908

Prepaid expenses                             7,537

 TOTAL ASSETS                                415,752,332

LIABILITIES

Payable for investments        $ 7,317,318
purchased Regular delivery

 Delayed delivery               6,032,940

Payable for fund shares         6,066,336
redeemed

Distributions payable           32,626

Accrued management fee          127,178

Other payables and accrued      87,282
expenses

 TOTAL LIABILITIES                           19,663,680

NET ASSETS                                  $ 396,088,652

Net Assets consist of:

Paid in capital                             $ 396,153,381

Accumulated net realized gain                (64,729)
(loss) on investments

NET ASSETS, for 396,154,936                 $ 396,088,652
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($396,088,652
(divided by) 396,154,936
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED JUNE 30,
                                       1999 (UNAUDITED)

INTEREST INCOME                            $ 6,038,827

EXPENSES

Management fee                 $ 723,638

Transfer agent fees             285,790

Accounting fees and expenses    35,548

Non-interested trustees'        581
compensation

Custodian fees and expenses     12,871

Registration fees               33,836

Audit                           11,192

Legal                           1,057

Miscellaneous                   7,890

 Total expenses before          1,112,403
reductions

 Expense reductions             (2,612)     1,109,791

NET INTEREST INCOME                         4,929,036

NET REALIZED GAIN (LOSS) ON                 46,904
INVESTMENTS

NET INCREASE IN NET ASSETS                 $ 4,975,940
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 4,929,036                $ 9,359,441

 Net realized gain (loss)         46,904                     (5,424)

 NET INCREASE (DECREASE) IN       4,975,940                  9,354,017
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (4,929,036)                (9,359,441)
from net interest income

Share transactions at net         611,282,604                853,454,247
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  4,768,307                  9,020,140
distributions from net
interest income

 Cost of shares redeemed          (577,362,863)              (793,055,319)

 NET INCREASE (DECREASE) IN       38,688,048                 69,419,068
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       38,734,952                 69,413,644
IN NET ASSETS

NET ASSETS

 Beginning of period              357,353,700                287,940,056

 End of period                   $ 396,088,652              $ 357,353,700


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .013                            .030                      .031       .030       .033
Operations Net interest
income

Less Distributions

From net interest income        (.013)                          (.030)                    (.031)     (.030)     (.033)

Net asset value,  end of       $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.30%                           3.00%                     3.18%      3.00%      3.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 396,089                       $ 357,354                 $ 287,940  $ 260,592  $ 231,259
(000 omitted)

Ratio of expenses to average    .59% A                          .60%                      .61%       .62%       .63%
net assets

Ratio of expenses to average    .59% A                          .59% D                    .61%       .61% D     .63%
net assets after expense
reductions

Ratio of net interest income    2.61% A                         2.97%                     3.14%      2.96%      3.32%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .024
Operations Net interest
income

Less Distributions

From net interest income        (.024)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 221,735
(000 omitted)

Ratio of expenses to average    .61%
net assets

Ratio of expenses to average    .61%
net assets after expense
reductions

Ratio of net interest income    2.45%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Michigan. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $36,289,386 and $33,021,725, respectively.

The market value of futures contracts opened and closed during the period amounted to $21,527,081 and $26,652,761, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .38% of average net assets for the income fund and money market fund.

SUB-ADVISER FEE. As the income fund's (effective January 1, 1999) and the money market funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for the money market fund, Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .09% and .15% of average net assets for the income fund and the money market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $15,074 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the custodian and transfer agent fees were reduced by $2,153 and $699, respectively for the income fund, and $2,133 and $479, respectively for the money market fund, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President,
INCOME FUND
Boyce I. Greer, Vice President,
MONEY MARKET FUND
Norman U. Lind, Vice President,
INCOME FUND
Diane M. McLaughlin, Vice President,
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

MIR-SANN-0899  81990
1.705606.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service Telephone    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
MINNESOTA MUNICIPAL INCOME
FUND

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 23  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MN MUNICIPAL INCOME   -1.33%         1.89%        34.84%        86.10%

LB Minnesota Enhanced         -0.74%         2.66%        38.11%        n/a
Municipal Bond

Minnesota Municipal Debt      -1.31%         1.76%        33.31%        88.96%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a market value-weighted index of Minnesota investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MN MUNICIPAL INCOME     1.89%        6.16%         6.41%

LB Minnesota Enhanced           2.66%        6.67%         n/a
Municipal Bond

Minnesota Municipal Debt        1.76%        5.91%         6.57%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MN Muni Income      LB Municipal Bond
             00082                       LB015
  1989/06/30      10000.00                    10000.00
  1989/07/31      10074.82                    10136.10
  1989/08/31      10006.25                    10036.87
  1989/09/30       9958.40                    10006.96
  1989/10/31      10099.03                    10129.34
  1989/11/30      10242.35                    10306.61
  1989/12/31      10310.90                    10390.91
  1990/01/31      10239.63                    10341.77
  1990/02/28      10355.80                    10433.81
  1990/03/31      10366.32                    10436.94
  1990/04/30      10233.40                    10361.37
  1990/05/31      10441.73                    10587.56
  1990/06/30      10540.57                    10680.63
  1990/07/31      10720.94                    10837.63
  1990/08/31      10545.98                    10680.27
  1990/09/30      10637.16                    10686.36
  1990/10/31      10768.81                    10880.21
  1990/11/30      11004.84                    11099.01
  1990/12/31      11055.30                    11147.29
  1991/01/31      11148.46                    11296.89
  1991/02/28      11221.40                    11395.17
  1991/03/31      11240.48                    11399.27
  1991/04/30      11376.39                    11550.88
  1991/05/31      11490.56                    11653.57
  1991/06/30      11444.59                    11642.03
  1991/07/31      11593.26                    11783.83
  1991/08/31      11709.64                    11939.03
  1991/09/30      11793.86                    12094.47
  1991/10/31      11834.23                    12203.32
  1991/11/30      11808.74                    12237.37
  1991/12/31      11994.84                    12499.98
  1992/01/31      12047.29                    12528.48
  1992/02/29      12097.61                    12532.49
  1992/03/31      12116.81                    12537.13
  1992/04/30      12202.46                    12648.71
  1992/05/31      12336.50                    12797.58
  1992/06/30      12502.94                    13012.33
  1992/07/31      12810.56                    13402.44
  1992/08/31      12679.42                    13271.76
  1992/09/30      12709.43                    13358.56
  1992/10/31      12472.08                    13227.25
  1992/11/30      12760.50                    13464.15
  1992/12/31      12909.69                    13601.62
  1993/01/31      13106.57                    13759.80
  1993/02/28      13511.15                    14257.49
  1993/03/31      13385.06                    14106.79
  1993/04/30      13510.57                    14249.13
  1993/05/31      13602.59                    14329.21
  1993/06/30      13825.09                    14568.37
  1993/07/31      13842.49                    14587.45
  1993/08/31      14132.06                    14891.16
  1993/09/30      14334.18                    15060.77
  1993/10/31      14352.40                    15089.84
  1993/11/30      14231.96                    14956.90
  1993/12/31      14513.33                    15272.64
  1994/01/31      14681.84                    15447.05
  1994/02/28      14298.22                    15046.97
  1994/03/31      13677.54                    14434.26
  1994/04/30      13756.36                    14556.66
  1994/05/31      13851.35                    14682.87
  1994/06/30      13801.50                    14593.16
  1994/07/31      14054.35                    14860.65
  1994/08/31      14085.30                    14912.07
  1994/09/30      13902.77                    14693.16
  1994/10/31      13601.37                    14432.21
  1994/11/30      13299.57                    14171.27
  1994/12/31      13641.16                    14483.18
  1995/01/31      14038.34                    14897.11
  1995/02/28      14441.43                    15330.32
  1995/03/31      14595.85                    15506.46
  1995/04/30      14609.91                    15524.76
  1995/05/31      15011.84                    16020.16
  1995/06/30      14889.01                    15880.78
  1995/07/31      14947.41                    16031.33
  1995/08/31      15116.83                    16234.61
  1995/09/30      15228.67                    16337.37
  1995/10/31      15440.93                    16574.92
  1995/11/30      15679.01                    16849.90
  1995/12/31      15823.46                    17011.82
  1996/01/31      15922.92                    17140.26
  1996/02/29      15845.24                    17024.57
  1996/03/31      15642.11                    16806.99
  1996/04/30      15579.48                    16759.43
  1996/05/31      15576.47                    16752.73
  1996/06/30      15716.57                    16935.16
  1996/07/31      15858.31                    17089.27
  1996/08/31      15838.05                    17085.17
  1996/09/30      16008.48                    17324.36
  1996/10/31      16210.85                    17520.30
  1996/11/30      16501.13                    17840.92
  1996/12/31      16421.36                    17765.99
  1997/01/31      16446.51                    17799.57
  1997/02/28      16585.81                    17962.97
  1997/03/31      16385.38                    17723.52
  1997/04/30      16501.53                    17871.87
  1997/05/31      16726.64                    18140.66
  1997/06/30      16919.20                    18333.86
  1997/07/31      17376.42                    18841.71
  1997/08/31      17216.48                    18665.16
  1997/09/30      17410.47                    18886.72
  1997/10/31      17513.75                    19008.16
  1997/11/30      17630.43                    19119.93
  1997/12/31      17874.47                    19398.89
  1998/01/31      18024.16                    19599.08
  1998/02/28      18009.81                    19604.96
  1998/03/31      18034.51                    19622.21
  1998/04/30      17961.45                    19533.72
  1998/05/31      18210.53                    19842.94
  1998/06/30      18265.09                    19921.12
  1998/07/31      18289.64                    19971.12
  1998/08/31      18574.42                    20279.67
  1998/09/30      18776.41                    20532.36
  1998/10/31      18766.95                    20531.95
  1998/11/30      18820.51                    20604.02
  1998/12/31      18860.05                    20655.94
  1999/01/31      19047.69                    20901.54
  1999/02/28      18944.56                    20810.20
  1999/03/31      18950.36                    20839.12
  1999/04/30      19003.89                    20891.01
  1999/05/31      18893.06                    20770.05
  1999/06/30      18610.03                    20470.96
IMATRL PRASUN   SHR__CHT 19990630 19990714 111552 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Minnesota Municipal Income Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $18,610 - an 86.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,471 - a 104.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond prices,
for example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  1999                       1998                      1997   1996    1995    1994

Dividend returns  2.18%                      4.80%                     5.29%  5.22%   6.40%   5.42%

Capital returns   -3.51%                     0.71%                     3.56%  -1.44%   9.60%  -11.43%

Total returns     -1.33%                     5.51%                     8.85%  3.78%   16.00%  -6.01%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.19(cents)   25.27(cents)   51.85(cents)

Annualized dividend rate      4.60%         4.51%          4.57%

30-day annualized yield       4.38%         -              -

30-day annualized             7.44%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.08 over the past one month, $11.31 over the past six months and $11.35 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.12% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a surge in municipal bond
prices on the last day of the period
following the Federal Reserve Board's
widely anticipated quarter point
increase - from 4.75% to 5.00% -
in the federal funds rate, or overnight
bank-lending level, the municipal bond
market was hard-hit by a continuous
sell-off during the six-month period that ended June 30, 1999. Although retail investors provided support in the municipal bond market with periods of active buying and new-issue supply was down from last year, institutional investors remained on the sidelines, putting pressure on prices, which move inversely to bond yields. While municipal bonds outperformed taxable bonds over the six-month period, the Lehman Brothers
Municipal Bond Index - an index
of approximately 50,000
investment-grade, fixed-rate tax-exempt
bonds - declined 0.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable-bond
performance - fell 1.37%. In
general, the period was characterized
by uncertainty as investors adopted a
wait-and-see approach regarding
the Fed's next move and the release of
major economic reports that could
provide some clues about the future
direction of interest rates. Nevertheless, municipal bond prices received a lift on the last day of the period, as the Fed shifted its monetary policy stance from a tightening bias to a neutral stance, meaning its next move is as likely to keep interest rates unchanged as it is to increase them.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Minnesota Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. In response to rising interest rates, municipal bonds struggled during the past six months. For the six-month period ending June 30, 1999, the fund had a total return of -1.33%. To get a sense of how the fund did relative to its competitors, the Minnesota municipal debt funds average returned -1.31% during the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.74% for the same period. For the 12 months ended June 30, 1999, the fund returned 1.89%. That compared to the Minnesota municipal debt funds average's 1.76% return and the Lehman Brothers index's 2.66% return for the same 12-month period.

Q. HOW DID YOU MANAGE THE FUND DURING THE PAST SIX MONTHS?

A. I kept the fund's duration - which measures its sensitivity to interest-rate changes - in line with the Minnesota municipal market, as reflected by the Lehman Brothers Minnesota Enhanced Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road. I don't believe that anyone can do so with any accuracy over time. Entering 1999, some funds in the peer group had extended to relatively long durations - meaning they were more sensitive to interest-rate changes. When rates moved higher in response to stronger-than-expected economic growth and growing inflationary fears, increased interest-rate sensitivity worked against longer-duration funds.

Q. WHERE WERE THE BIGGEST DISAPPOINTMENTS?

A. Intermediate-term bonds, those with maturities of between five and 15 years, were the main disappointment during the period. They suffered from a lack of demand from so-called "crossover" buyers - such as pension funds, hedge funds and insurance companies - that move among various types of fixed-income securities in search of value. Rather than seeking out municipals as they had last fall, crossover buyers increasingly flocked to Treasury securities during the past six months. Despite their disappointing recent performance, I continued to emphasize intermediate-maturity bonds because, based on Fidelity's quantitative models, they offered the most attractive value for their given interest-rate sensitivity.

Q. THE FUND HAS LARGE HOLDINGS - RELATIVE TO THE MINNESOTA MUNICIPAL MARKET AS A WHOLE - IN HEALTH CARE AND EDUCATION BONDS. WHAT MADE
THESE SECTORS ATTRACTIVE?

A. The competitive shake-out that's rocking most of the nation is already behind Minnesota health care organizations. As a result, select Minnesota health care bonds were attractive because they offered relatively high yields. I favored education bonds, which are backed by colleges and universities, because they offered diversification from the economically sensitive areas of the market - such as general obligation bonds. In addition, demographic trends support a growing number of students attending colleges and universities over the next several years, which will likely be beneficial for the financial performance of the institutions.

Q. CHRISTINE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. Recently, the direction of interest rates has been the main factor that determined the relative performance of municipal bonds by influencing supply and demand in the market. Municipals have lagged Treasuries when interest rates declined and have outperformed Treasuries when interest rates have risen. The supply of municipals has been reduced so far in 1999 compared to the first six months of 1998 as higher rates prompted issuers to cut back their refinancing and new issue activity. Although the Federal Reserve may continue to raise interest rates, demand for municipals should be solid as investors seek attractive yields on a tax-equivalent basis.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Minnesota
residents by normally
investing in investment-grade
municipal debt securities
whose interest is free from
federal income tax and
Minnesota personal income
tax

FUND NUMBER: 082

TRADING SYMBOL: FIMIX

START DATE: November 21,
1985

SIZE: as of June 30, 1999,
more than $310 million

MANAGER: Christine
Thompson, since 1998;
manager, various Fidelity and
Spartan municipal income
funds; joined Fidelity in
1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various issuers.
Fidelity's research team asks
issuers a number of things,
including how vulnerable they
believe they are to potential
problems, what their short-term
contingency plans are in the event
of any problems and what
long-term solutions they've
developed. What we've found so
far is that there are varying degrees
of sophistication among issuers,
with some much more poised to
deal with potential problems than
others. That's why we carefully
consider Y2K-related issues as one of
the many factors in our routine
security selection process."

(solid bullet) As of June 30, 1999, the fund had 2.3% of investments in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico issues bonds that are free from federal taxes and state taxes in all 50 states.

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JUNE
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            32.5                     33.2

Electric Utilities             17.2                     15.1

Health Care                    16.5                     21.1

Education                      12.4                     11.6

Housing                        5.0                      5.3

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 1999

                                                        6 MONTHS AGO

Years                          12.4                     13.0


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 1999

                                     6 MONTHS AGO

Years                          6.3   6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF JUNE 30, 1999

Aaa         56.4%
Aa, A       40.5%
Baa          2.9%
Short-term
investments  0.2%

Row: 1, Col: 1, Value: 56.4
Row: 1, Col: 2, Value: 40.5
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 0.2

AS OF DECEMBER 31, 1998

Aaa         50.6%
Aa, A       42.7%
Baa          5.4%
Short-term
investments  1.3%

Row: 1, Col: 1, Value: 50.6
Row: 1, Col: 2, Value: 42.7
Row: 1, Col: 3, Value: 5.4
Row: 1, Col: 4, Value: 1.3
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MINNESOTA MUNICIPAL INCOME

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 99.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - 97.5%

Albany Independent School         Aa1       $ 1,000,000                     $ 1,054,130
District #745 Series A, 6%
2/1/16

Chanhassen Gen. Oblig. Impt.
(Cap. Appreciation) Series D:

0% 2/1/03 (AMBAC Insured)         Aaa        1,730,000                       1,476,434

0% 2/1/04 (AMBAC Insured)         Aaa        1,700,000                       1,381,352

Chisago Lakes Independent         Aaa        2,000,000                       1,904,280
School District #2144
(School Bldg.) 5% 2/1/23
(MBIA Insured)

Cloquet Poll. Cont. Rev.          BBB+       4,345,000                       4,410,218
Rfdg. (Potlach Corp. Proj.)
5.9% 10/1/26

Dakota County Hsg. & Redev.       AAA        115,000                         117,440
Auth. Interest For South
Saint Paul Rev. Rfdg.
(Single Family) Series A,
8.1% 9/1/12, LOC Govt.
Nat'l. Mortgage Assoc.

Elk River Independent School      Aa1        1,600,000                       1,606,896
District # 728 Series A,
5.15% 2/1/11

Golden Valley Gen. Oblig.         A-         2,500,000                       2,373,050
Rev. (Covenant Retirement
Cmnty.) Series A, 5.5%
12/1/29

Hastings Independent School       Aa1        5,000,000                       4,734,450
District #200  Series A, 5%
2/1/22

Hennepin County Lease Rev.        AA         5,000,000                       5,294,400
Ctfs. of Prtn.  Series A,
6.8% 5/15/17 (Pre-Refunded
to 11/15/01 @ 100) (d)

Lakeville Independent School
District #194:

(Cap. Appreciation) Series B,     Aaa        1,330,000                       825,890
0% 2/1/09  (FSA Insured)

Rfdg. (Cap. Appreciation):

0% 2/1/04                         Aa1        3,040,000                       2,474,621

0% 2/1/05                         Aa1        2,810,000                       2,180,110

Maple Grove Gen. Oblig. Impt.     Aa2        1,120,000                       1,100,826
Series A,  5.2% 2/1/17

Minneapolis & Saint Paul Hsg.
& Redev. Auth. Health Care
Sys. Rev.:

(Health One Oblig. Group)         Aaa        2,750,000                       2,882,853
Series A, 7.4% 8/15/11 (MBIA
Insured) (Pre-Refunded to
8/15/00 @ 102)

Rfdg. (Healthspan Corp.)          Aaa        4,500,000                       4,145,490
Series A,  4.75% 11/15/18
(AMBAC Insured)

Minneapolis & Saint Paul Hsg.     AAA        1,710,000                       1,785,839
Fin. Board Rev. (Single
Family Mtg. Phase IX)  7.25%
8/1/21 (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minneapolis & Saint Paul
Metro. Arpt. Commission
Arpt. Rev.:

Series A, 5% 1/1/19 (AMBAC        Aaa       $ 4,700,000                     $ 4,507,488
Insured)

Series B, 5.25% 1/1/11 (AMBAC     Aaa        3,475,000                       3,490,116
Insured) (c)

Minneapolis Cmnty. Dev. Agcy.
Tax Increment Rev. (Cap.
Appreciation):

0% 9/1/07 (MBIA Insured)          Aaa        2,860,000                       1,920,719

0% 9/1/08 (MBIA Insured)          Aaa        4,600,000                       2,916,216

Minneapolis Gen. Oblig.:

(Cap. Appreciation):

Series A:

0% 12/1/11                        Aaa        2,830,000                       1,506,352

0% 12/1/12                        Aaa        2,000,000                       1,005,260

Series B:

0% 12/1/02                        Aaa        790,000                         684,440

0% 12/1/03                        Aaa        1,000,000                       825,440

0% 12/1/06                        Aaa        3,355,000                       2,379,668

0% 12/1/07                        Aaa        1,000,000                       671,680

0% 12/1/08                        Aaa        2,685,000                       1,707,660

Rfdg.:

(Sales Tax):

5.6% 10/1/00                      Aaa        1,000,000                       1,023,050

6.15% 10/1/05                     Aaa        2,000,000                       2,120,920

6.25% 4/1/07                      Aaa        2,000,000                       2,123,340

(Sports Arena Proj.):

5.125% 10/1/20                    Aaa        2,565,000                       2,488,871

6% 4/1/06                         Aaa        1,055,000                       1,138,946

6% 10/1/06                        Aaa        1,000,000                       1,084,650

Series B, 5.1% 9/1/08             Aaa        2,000,000                       2,034,340

Minneapolis Health Care
Facilities Rev. (Children's
Hosp. & Clinics) Series A:

4.5% 8/15/01 (FSA Insured)        Aaa        1,275,000                       1,283,364

4.5% 8/15/02 (FSA Insured)        Aaa        1,360,000                       1,366,202

Minneapolis Hosp. Rev. Rfdg.      Aaa        3,000,000                       3,175,110
(Fairview  Hosp. &
Healthcare) Series A,  6.5%
1/1/11 (MBIA Insured)

Minneapolis Spl. School
District #1 Ctfs. of Prtn.:

Series A, 5.8% 2/1/10 (MBIA       Aaa        2,000,000                       2,098,640
Insured)

Series B, 5% 2/1/13               Aa1        2,575,000                       2,521,981

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minnesota Gen. Oblig.:

(Duluth Arpt.) Series B,          Aaa       $ 1,000,000                     $ 1,059,160
6.25% 8/1/14 (c)

Rfdg.:

4.875% 8/1/01                     Aaa        2,250,000                       2,287,778

5.3% 8/1/10                       Aaa        1,450,000                       1,469,300

4.625% 8/1/02                     Aaa        6,905,000                       6,992,486

5.2% 5/1/07                       Aaa        5,000,000                       5,146,650

5.6% 10/1/04 (Escrowed to         Aaa        1,000,000                       1,053,110
Maturity) (d)

5.75% 8/1/05                      Aaa        2,875,000                       3,065,038

5.8% 8/1/03                       Aaa        1,000,000                       1,055,700

6% 8/1/05                         Aaa        10,255,000                      11,039,610

6% 5/1/06                         Aaa        2,000,000                       2,157,220

6% 11/1/06                        Aaa        1,500,000                       1,625,325

Minnesota Higher Ed.
Facilities Auth. Rev.:

(Carleton College):

Series 3 L1, 5.75% 11/1/12        Aa3        2,000,000                       2,076,100

Series 4 N:

5% 11/1/18                        Aa3        2,000,000                       1,906,740

5.25% 11/1/04                     Aa3        870,000                         899,832

5.25% 11/1/05                     Aa3        945,000                         975,013

(MacAlester College) Series 4
C:

5.2% 3/1/08                       Aa3        1,070,000                       1,086,382

5.5% 3/1/12                       Aa3        815,000                         833,370

(Saint Thomas Univ.):

Series 3 C, 6.25% 9/1/16          A2         2,310,000                       2,369,598

Series 4 M, 5.35% 4/1/17          A2         1,000,000                       977,370

Rfdg.:

(Hamline Univ.) Series 4 I,       Baa1       1,000,000                       1,027,570
6% 10/1/12

(MacAlester College) Series 3     Aa3        2,175,000                       2,287,100
J,  6.4% 3/1/22
(Pre-Refunded to  3/1/02 @
100) (d)

(Saint Johns Univ.) Series 4      A3         3,500,000                       3,391,675
L,  5.4% 10/1/22

(Saint Thomas Univ.):

Series 3 R1:

5% 10/1/01                        A2         1,000,000                       1,014,070

5.6% 10/1/15                      A2         1,000,000                       1,012,820

Series 3 R2:

5.45% 9/1/07                      A2         650,000                         666,549

5.6% 9/1/14                       A2         4,275,000                       4,349,385

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minnesota Hsg. Fin. Agcy.:

(Single Family Mtg.):

Series A, 6.95% 7/1/16            Aa2       $ 705,000                       $ 736,358

Series B, 5.8% 7/1/25 (c)         Aa2        7,000,000                       7,028,070

Series E, 6.85% 1/1/24 (c)        Aa2        1,000,000                       1,044,450

Series H, 6.5% 1/1/26 (c)         Aa2        1,685,000                       1,739,510

Hsg. Dev. Rev. Series A:

6.95% 2/1/14                      Aa2        1,000,000                       1,046,770

6.95% 8/1/17                      Aa2        1,000,000                       1,052,260

7.05% 8/1/27                      Aa2        1,250,000                       1,314,288

Minnesota Pub. Facilities
Auth. Wtr.  Poll. Cont. Rev.:

Rfdg.:

Series A:

5% 3/1/06                         Aaa        1,000,000                       1,020,820

5% 3/1/09                         Aaa        1,610,000                       1,622,526

5% 3/1/16                         Aaa        1,000,000                       970,070

6% 3/1/07                         Aaa        3,000,000                       3,242,280

Series A:

6.1% 3/1/02                       Aaa        1,855,000                       1,942,018

6.35% 3/1/01                      Aaa        1,000,000                       1,036,350

7% 3/1/04                         Aaa        1,495,000                       1,654,292

Northern Muni. Pwr. Agcy.
Elec. Sys. Rev. Rfdg.:

Series B:

4.75% 1/1/20 (AMBAC Insured)      Aaa        3,500,000                       3,236,170

5.5% 1/1/18 (AMBAC Insured)       Aaa        4,500,000                       4,534,560

5.25% 1/1/13 (FSA Insured)        Aaa        1,500,000                       1,507,110

5.375% 1/1/14 (FSA Insured)       Aaa        8,500,000                       8,580,070

Northfield College Facilities
Rev. Rfdg.  (Saint Olaf
College Proj.):

6.3% 10/1/12                      A3         1,455,000                       1,536,873

6.4% 10/1/21                      A3         1,690,000                       1,792,701

Rochester Health Care
Facilities Rev.:

(Mayo Foundation):

Series A:

5.375% 11/15/18                   AA+        2,500,000                       2,503,825

5.5% 11/15/27                     AA+        5,750,000                       5,770,413

Series H, 6.026% 11/15/15         AA+        13,000,000                      13,693,155

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Rochester Health Care
Facilities Rev.: - continued

Rfdg. (Mayo Foundation/Mayo
Med. Ctr.) Series I:

5.875% 11/15/08                   AA+       $ 1,000,000                     $ 1,073,500

5.9% 11/15/09                     AA+        1,000,000                       1,073,270

5.9% 11/15/10                     AA+        2,250,000                       2,414,835

Rosemont Independent School       Aaa        2,000,000                       961,360
District #196 (Cap.
Appreciation) (School
District Cr. Enhance Prog.)
Series B, 0% 6/1/13  (FSA
Insured)

Saint Cloud Gen. Oblig. Rfdg.     Aaa        2,165,000                       2,121,505
(Wtr. & Swr. Proj.) Series
B, 5% 8/1/13 (FGIC Insured)

Saint Cloud Hosp. Facilities
Rev. Rfdg.  (Saint Cloud
Hosp.):

Series A, 5.5% 7/1/05 (AMBAC      Aaa        995,000                         1,039,088
Insured)

Series B, 5% 7/1/20 (AMBAC        Aaa        1,000,000                       956,140
Insured)

Saint Cloud Independent           Aaa        1,000,000                       1,037,160
School District #742 Rfdg.
Series A, 6.1% 2/1/10 (FGIC
Insured)

Saint Louis Park Health Care
Facilities Rev.:

Rfdg. (Healthsystem               Aaa        2,750,000                       2,665,850
Obligated) Series A,  5.2%
7/1/23 (AMBAC Insured)

Series B, 5.1% 7/1/13 (AMBAC      Aaa        3,600,000                       3,544,776
Insured)

Saint Paul Gen. Oblig. (Block     Aa2        2,000,000                       1,795,340
39 Proj.)  4.75% 2/1/25

Saint Paul Hsg. & Redev.          BBB+       2,600,000                       2,361,502
Healthcare Facilities Rev.
(Regions Hosp. Proj.) 5.3%
5/15/28

Saint Paul Independent School
District #625:

Series A, 4.75% 2/1/16            Aa1        1,000,000                       930,200

Series B, 5.8% 2/1/12             Aa1        1,200,000                       1,252,920

Series C:

6.125% 2/1/03                     Aa3        1,225,000                       1,296,540

6.125% 2/1/04                     Aa3        1,300,000                       1,394,133

6.125% 2/1/05                     Aa3        1,350,000                       1,455,962

Saint Paul Port Auth. Energy      Aaa        2,500,000                       2,501,975
Park Tax Increment Rev.
Rfdg. 5% 2/1/08 (FSA Insured)

Seaway Port Auth. Duluth Ind.     Aa3        2,750,000                       2,954,903
Dev. Dock & Wharf Rev. Rfdg.
(Cargill, Inc. Proj.) Series
B, 6.8% 5/1/12 (e)

Southern Minnesota Muni. Pwr.
Agcy. Pwr. Supply Sys. Rev.:

(Cap. Appreciation) Series B,     Aaa        2,500,000                       2,348,875
0% 1/1/01 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Southern Minnesota Muni. Pwr.
Agcy. Pwr. Supply Sys. Rev.:
- continued

Rfdg. Series A, 5% 1/1/12         A2        $ 6,500,000                     $ 6,338,540

Series A, 5% 1/1/08 (AMBAC        Aaa        4,000,000                       4,030,760
Insured)

Stillwater Independent School     Aa1        2,110,000                       2,053,832
District #834 Rfdg. 5% 2/1/15

Univ. of Minnesota Gen.           Aa3        12,000,000                      12,217,320
Oblig. Rfdg.  4.8% 8/15/03

West Saint Paul Independent
School District #197 (Cap.
Appreciation):

0% 2/1/02 (MBIA Insured)          Aaa        1,550,000                       1,391,947

0% 2/1/03 (MBIA Insured)          Aaa        1,180,000                       1,007,047

Western Minnesota Muni. Pwr.
Agcy.  Pwr. Supply Rev.:

Rfdg. Series A:

5.375% 1/1/08 (AMBAC Insured)     Aaa        4,000,000                       4,134,000

5.4% 1/1/09 (AMBAC Insured)       Aaa        6,825,000                       7,046,267

5.5% 1/1/12 (AMBAC Insured)       Aaa        1,750,000                       1,801,608

6.25% 1/1/04 (AMBAC Insured)      Aaa        2,600,000                       2,782,988

6.25% 1/1/05 (AMBAC Insured)      Aaa        3,000,000                       3,238,350

Series A, 6.375% 1/1/16           Aaa        1,875,000                       2,046,844
(Escrowed to Maturity) (d)

Series B, 6% 1/1/04 (AMBAC        Aaa        1,000,000                       1,060,320
Insured)

                                                                             298,582,279

PUERTO RICO - 2.3%

Puerto Rico Commonwealth          Baa1       1,000,000                       1,049,730
Rfdg. Series A,  6% 7/1/14

Puerto Rico Commonwealth          Aaa        3,000,000                       3,100,080
Infrastructure  Fing. Auth.
Rfdg. Series A, 5.25% 7/1/10
(AMBAC Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        1,500,000                       1,515,600
Pwr. Rev. Rfdg. Series EE,
5.25% 7/1/14 (MBIA Insured)

Puerto Rico Ind. Med. &           Aa3        1,250,000                       1,350,563
Envir. Poll. Cont.
Facilities Fing. Auth. Rev.
(Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14

                                                                             7,015,973

TOTAL MUNICIPAL BONDS                                                        305,598,252
(Cost $299,545,336)



MUNICIPAL NOTES - 0.2%

                               PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MINNESOTA - 0.2%

City of Cohasset Rev.          $ 150,000                        $ 150,000
(Minnesota Pwr. & Lt. Co.
Proj.)  Series A, 3.6%, LOC
ABN-AMRO Bank NV, VRDN (b)

Minneapolis & Saint Paul Hsg.   600,000                          600,000
& Redev. Auth.  Health Care
Sys. Rev. Rfdg. (Children's
Health Care)  Series B,
3.65% (FSA Insured) (BPA
Norwest Bank NA Minnesota),
VRDN (b)

TOTAL MUNICIPAL NOTES                                            750,000
(Cost $750,000)

TOTAL INVESTMENT IN                                            $ 306,348,252
SECURITIES - 100%
(Cost $300,295,336)


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's (registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  ACQUISITION COST

Seaway Port Auth. Duluth Ind.  5/20/92           $ 2,750,000
Dev. Dock & Wharf Rev. Rfdg.
(Cargill, Inc. Proj.) Series
B, 6.8% 5/1/12

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        85.1%      AAA, AA, A    81.5%

Baa               0.7%       BBB           2.2%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          32.5%

Electric Utilities           17.2

Health Care                  16.5

Education                    12.4

Housing                       5.0

Others (individually less    16.4
than 5%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $300,295,336. Net unrealized appreciation aggregated $6,052,916, of which $8,903,043 related to appreciated investment securities and $2,850,127 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $2,863,000 all of which will expire on December 31, 2003.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 306,348,252
value (cost $300,295,336) -
See accompanying schedule

Receivable for fund shares                 60,946
sold

Interest receivable                        5,074,504

 TOTAL ASSETS                              311,483,702

LIABILITIES

Payable to custodian bank       $ 44,270

Payable for fund shares          561,635
redeemed

Distributions payable            305,865

Accrued management fee           99,109

Other payables and accrued       47,215
expenses

 TOTAL LIABILITIES                         1,058,094

NET ASSETS                                $ 310,425,608

Net Assets consist of:

Paid in capital                           $ 307,416,690

Accumulated undistributed net              (3,043,998)
realized gain (loss)  on
investments

Net unrealized appreciation                6,052,916
(depreciation) on investments

NET ASSETS, for 28,183,865                $ 310,425,608
shares outstanding

NET ASSET VALUE, offering                  $11.01
price and redemption price
per share ($310,425,608
(divided by) 28,183,865
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED JUNE 30,
                                     1999 (UNAUDITED)

INTEREST INCOME                           $ 7,884,951

Expenses

Management fee                 $ 603,081

Transfer agent fees             136,437

Accounting fees and expenses    48,471

Non-interested trustees'        530
compensation

Custodian fees and expenses     7,734

Registration fees               17,402

Audit                           14,724

Legal                           6,489

Reports to shareholders         6,678

Miscellaneous                   400

 Total expenses before          841,946
reductions

 Expense reductions             (32,743)   809,203

NET INTEREST INCOME                        7,075,748

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          449,302

 Futures contracts              (81,958)   367,344

Change in net unrealized                   (11,652,707)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (11,285,363)

NET INCREASE (DECREASE) IN                $ (4,209,615)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 7,075,748                $ 14,177,286

 Net realized gain (loss)         367,344                    2,675,247

 Change in net unrealized         (11,652,707)               (347,464)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (4,209,615)                16,505,069
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (7,075,748)                (14,177,286)
from net interest income

Share transactions Net            39,583,814                 53,743,312
proceeds from sales of shares

 Reinvestment of                  5,286,838                  10,626,668
distributions from net
interest income

 Cost of shares redeemed          (35,195,734)               (51,269,062)

 NET INCREASE (DECREASE) IN       9,674,918                  13,100,918
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (1,610,445)                15,428,701
IN NET ASSETS

NET ASSETS

 Beginning of period              312,036,053                296,607,352

 End of period                   $ 310,425,608              $ 312,036,053

OTHER INFORMATION
Shares

 Sold                             3,487,783                  4,731,591

 Issued in reinvestment of        468,296                    935,606
distributions

 Redeemed                         (3,111,133)                (4,515,295)

 Net increase (decrease)          844,946                    1,151,902


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.410                        $ 11.330                  $ 10.940   $ 11.100   $ 10.130
period

Income from Investment          .253                            .531                      .551       .562       .613
Operations Net interest
income

Net realized and  unrealized    (.400)                          .080                      .390       (.160)     .972
gain (loss)

Total from investment           (.147)                          .611                      .941       .402       1.585
operations

Less Distributions

From net interest  income       (.253)                          (.531)                    (.551)     (.562)     (.613)

From net realized gain          -                               -                         -          -          -

In excess of net  realized      -                               -                         -          -          (.002)
gain

Total distributions             (.253)                          (.531)                    (.551)     (.562)     (.615)

Net asset value,  end of       $ 11.010                        $ 11.410                  $ 11.330   $ 10.940   $ 11.100
period

TOTAL RETURN B, C               (1.33)%                         5.51%                     8.85%      3.78%      16.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 310,426                       $ 312,036                 $ 296,607  $ 294,432  $ 315,167
(000 omitted)

Ratio of expenses to average    .54% A                          .55% D                    .56% D     .60%       .57%
net assets

Ratio of expenses to average    .51% A, E                       .55%                      .56%       .60%       .57%
net assets after expense
reductions

Ratio of net interest income    4.50% A                         4.68%                     5.00%      5.15%      5.69%
to average  net assets

Portfolio turnover rate         16% A                           17%                       18%        17%        49%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.520
period

Income from Investment          .633
Operations Net interest
income

Net realized and  unrealized    (1.310)
gain (loss)

Total from investment           (.677)
operations

Less Distributions

From net interest  income       (.633)

From net realized gain          (.060)

In excess of net  realized      (.020)
gain

Total distributions             (.713)

Net asset value,  end of       $ 10.130
period

TOTAL RETURN B, C               (6.01)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 276,934
(000 omitted)

Ratio of expenses to average    .59%
net assets

Ratio of expenses to average    .59%
net assets after expense
reductions

Ratio of net interest income    5.97%
to average  net assets

Portfolio turnover rate         26%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The fund may be affected by economic and political developments in the state of Minnesota. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,954,903 or 1.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $36,802,513 and $24,040,634, respectively.

The market value of futures contracts opened and closed during the period amounted to $10,713,167 and $10,631,209, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

5. EXPENSE REDUCTIONS.

The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,989 and $26,754, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management Inc., (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

MNF-SANN-0899  81913
1.705580.101

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service Telephone   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
OHIO MUNICIPAL INCOME
FUND
AND
FIDELITY
OHIO MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

SPARTAN OHIO MUNICIPAL INCOME
FUND

 PERFORMANCE                   4   How the fund has done over
                                   time.

 FUND TALK                     7   The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            10  A summary of major shifts in
                                   the fund's investments over
                                   the past six months.

 INVESTMENTS                   11  A complete list of the fund's
                                   investments with their
                                   market values.

 FINANCIAL STATEMENTS          21  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY
MARKET FUND

 PERFORMANCE                   25  How the fund has done over
                                   time.

 FUND TALK                     27  The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            29  A summary of major shifts in
                                   the fund's investments over
                                   the past six months and one
                                   year.

 INVESTMENTS                   30  A complete list of the fund's
                                   investments.

 FINANCIAL STATEMENTS          39  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          43  Notes to the financial
                                   statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five years, and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN OH MUNICIPAL INCOME   -1.45%         2.20%        35.91%        95.78%

LB Ohio 4 Plus Year Enhanced  -1.08%         2.52%        39.43%        n/a
Municipal Bond

Ohio Municipal Debt Funds     -1.44%         1.61%        34.23%        91.08%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index
- a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN OH MUNICIPAL INCOME     2.20%        6.33%         6.95%

LB Ohio 4 Plus Year Enhanced    2.52%        6.87%         n/a
Municipal Bond

Ohio Municipal Debt Funds       1.61%        6.06%         6.68%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1989/06/30      10000.00                    10000.00
  1989/07/31      10082.66                    10136.10
  1989/08/31       9978.79                    10036.87
  1989/09/30       9931.57                    10006.96
  1989/10/31      10059.72                    10129.34
  1989/11/30      10204.85                    10306.61
  1989/12/31      10285.33                    10390.91
  1990/01/31      10188.82                    10341.77
  1990/02/28      10304.07                    10433.81
  1990/03/31      10315.79                    10436.94
  1990/04/30      10158.98                    10361.37
  1990/05/31      10422.16                    10587.56
  1990/06/30      10529.74                    10680.63
  1990/07/31      10688.04                    10837.63
  1990/08/31      10519.93                    10680.27
  1990/09/30      10600.29                    10686.36
  1990/10/31      10751.44                    10880.21
  1990/11/30      11003.94                    11099.01
  1990/12/31      11056.64                    11147.29
  1991/01/31      11179.24                    11296.89
  1991/02/28      11249.69                    11395.17
  1991/03/31      11270.31                    11399.27
  1991/04/30      11446.12                    11550.88
  1991/05/31      11539.79                    11653.57
  1991/06/30      11498.26                    11642.03
  1991/07/31      11656.62                    11783.83
  1991/08/31      11773.21                    11939.03
  1991/09/30      11912.49                    12094.47
  1991/10/31      12019.80                    12203.32
  1991/11/30      12040.70                    12237.37
  1991/12/31      12322.18                    12499.98
  1992/01/31      12344.08                    12528.48
  1992/02/29      12352.07                    12532.49
  1992/03/31      12342.96                    12537.13
  1992/04/30      12442.28                    12648.71
  1992/05/31      12610.75                    12797.58
  1992/06/30      12833.20                    13012.33
  1992/07/31      13203.81                    13402.44
  1992/08/31      13056.50                    13271.76
  1992/09/30      13134.05                    13358.56
  1992/10/31      12895.01                    13227.25
  1992/11/30      13238.61                    13464.15
  1992/12/31      13389.70                    13601.62
  1993/01/31      13564.64                    13759.80
  1993/02/28      14047.85                    14257.49
  1993/03/31      13883.76                    14106.79
  1993/04/30      14011.14                    14249.13
  1993/05/31      14081.67                    14329.21
  1993/06/30      14315.88                    14568.37
  1993/07/31      14337.13                    14587.45
  1993/08/31      14670.86                    14891.16
  1993/09/30      14846.38                    15060.77
  1993/10/31      14856.14                    15089.84
  1993/11/30      14729.81                    14956.90
  1993/12/31      15071.27                    15272.64
  1994/01/31      15254.46                    15447.05
  1994/02/28      14849.50                    15046.97
  1994/03/31      14221.19                    14434.26
  1994/04/30      14329.61                    14556.66
  1994/05/31      14426.93                    14682.87
  1994/06/30      14404.90                    14593.16
  1994/07/31      14632.60                    14860.65
  1994/08/31      14679.01                    14912.07
  1994/09/30      14500.19                    14693.16
  1994/10/31      14218.15                    14432.21
  1994/11/30      13905.89                    14171.27
  1994/12/31      14235.32                    14483.18
  1995/01/31      14662.48                    14897.11
  1995/02/28      15069.50                    15330.32
  1995/03/31      15225.28                    15506.46
  1995/04/30      15256.87                    15524.76
  1995/05/31      15705.25                    16020.16
  1995/06/30      15569.30                    15880.78
  1995/07/31      15655.25                    16031.33
  1995/08/31      15838.21                    16234.61
  1995/09/30      15963.10                    16337.37
  1995/10/31      16175.52                    16574.92
  1995/11/30      16427.31                    16849.90
  1995/12/31      16568.98                    17011.82
  1996/01/31      16695.25                    17140.26
  1996/02/29      16585.84                    17024.57
  1996/03/31      16350.50                    16806.99
  1996/04/30      16286.65                    16759.43
  1996/05/31      16267.90                    16752.73
  1996/06/30      16435.92                    16935.16
  1996/07/31      16577.86                    17089.27
  1996/08/31      16575.17                    17085.17
  1996/09/30      16836.48                    17324.36
  1996/10/31      17040.98                    17520.30
  1996/11/30      17362.68                    17840.92
  1996/12/31      17269.69                    17765.99
  1997/01/31      17311.14                    17799.57
  1997/02/28      17451.80                    17962.97
  1997/03/31      17204.16                    17723.52
  1997/04/30      17321.09                    17871.87
  1997/05/31      17563.22                    18140.66
  1997/06/30      17757.43                    18333.86
  1997/07/31      18250.31                    18841.71
  1997/08/31      18058.71                    18665.16
  1997/09/30      18271.13                    18886.72
  1997/10/31      18391.21                    19008.16
  1997/11/30      18477.97                    19119.93
  1997/12/31      18778.46                    19398.89
  1998/01/31      18964.13                    19599.08
  1998/02/28      18926.26                    19604.96
  1998/03/31      18935.88                    19622.21
  1998/04/30      18829.70                    19533.72
  1998/05/31      19116.08                    19842.94
  1998/06/30      19156.22                    19921.12
  1998/07/31      19198.60                    19971.12
  1998/08/31      19520.07                    20279.67
  1998/09/30      19791.44                    20532.36
  1998/10/31      19750.22                    20531.95
  1998/11/30      19823.14                    20604.02
  1998/12/31      19865.58                    20655.94
  1999/01/31      20128.36                    20901.54
  1999/02/28      19994.01                    20810.20
  1999/03/31      20020.77                    20839.12
  1999/04/30      20044.65                    20891.01
  1999/05/31      19916.64                    20770.05
  1999/06/30      19577.84                    20470.96
IMATRL PRASUN   SHR__CHT 19990630 19990712 115516 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $19,578 a 95.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,471 - a 104.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED  JUNE 30,  YEARS ENDED DECEMBER 31,

                  1999                        1998                      1997   1996    1995    1994

Dividend returns  2.22%                       4.69%                     5.08%  4.98%   6.22%   5.37%

Capital returns   -3.67%                      1.10%                     3.66%  -0.75%  10.17%  -10.92%

Total returns     -1.45%                      5.79%                     8.74%  4.23%   16.39%  -5.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.39(cents)   26.53(cents)   53.49(cents)

Annualized dividend rate      4.70%         4.60%          4.56%

30-day annualized yield       4.42%         -              -

30-day annualized             7.47%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.36 over the past one month, $11.63 over the past six months and $11.72 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.80% combined effective 1999 federal and state tax bracket and reflects that a portion of the fund's income was subject to state taxes, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a surge in municipal bond
prices on the last day of the period
following the Federal Reserve Board's
widely anticipated quarter point
increase - from 4.75% to 5.00% -
in the federal funds rate, or overnight
bank-lending level, the municipal bond
market was hard-hit by a continuous
sell-off during the six-month period that ended June 30, 1999. Although retail investors provided support in the municipal bond market with periods of active buying and new-issue supply was down from last year, institutional investors remained on the sidelines, putting pressure on prices, which move inversely to bond yields. While municipal bonds outperformed taxable bonds over the six-month period, the Lehman Brothers
Municipal Bond Index - an index
of approximately 50,000
investment-grade, fixed-rate tax-exempt
bonds - declined 0.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable-bond
performance - fell 1.37%. In
general, the period was characterized
by uncertainty as investors adopted a
wait-and-see approach regarding
the Fed's next move and the release of
major economic reports that could
provide some clues about the future
direction of interest rates. Nevertheless, municipal bond prices received a lift on the last day of the period, as the Fed shifted its monetary policy stance from a tightening bias to a neutral stance, meaning its next move is as likely to keep interest rates unchanged as it is to increase them.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period that ended June 30, 1999, the fund had a total return of -1.45%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned -1.44% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -1.08% for the same six-month period. For the 12-month period that ended June 30, 1999, the fund had a total return of 2.20%. That compared to the Ohio municipal debt funds average's 1.61% return and the Lehman Brothers index's 2.52% return for the same 12-month period.

Q. ALTHOUGH NEARLY ALL MUNICIPAL BONDS CAME UNDER PRESSURE WHEN RATES ROSE FROM DECEMBER THROUGH THE END OF JUNE, WERE THERE ANY BONDS THAT WERE PARTICULARLY DISAPPOINTING DURING THAT PERIOD?

A. Intermediate-term bonds - with maturities of between five and 15 years - didn't perform as well as I had hoped. They suffered at the hands of weaker demand and increased supply. Despite their recent disappointing performance, I continued to emphasize intermediate bonds because I felt they offered the best combination of reward - or income
- for the risk. For bonds with maturities of 15 years or longer, the extra income for each successive year was not, in my opinion, attractive given the level of risk inherent in longer-term bonds.

Q. WHAT SECURITIES HELPED PERFORMANCE DURING THE PAST SIX MONTHS?

A. The fund's performance benefited from the advance refunding of bonds issued by Hamilton County for Franciscan Hospital as well as the advance refunding of some of the fund's holdings in Franklin County General Obligation bonds. Advance-refunded bonds assume a higher credit rating and, generally speaking, higher prices, through a somewhat complex process that involves issuing new debt at lower interest rates to retire older, more expensive debt.

Q. WHAT OTHER TYPES OF BONDS DID YOU CHOOSE TO EMPHASIZE?

A. I continued to favor premium coupon bonds, which carry interest rates higher than prevailing carry coupons. Premiums, as they're known, are attractive for several reasons. First, they're more likely than discount bonds - which carry interest rates below prevailing rates - to be advance refunded, a process that generally is positive for their prices. Second, premium bonds are somewhat protected from the unfavorable price performance that can hurt discount bonds when interest rates are rising. Finally, individual investors - who account for a significant portion of municipal bond demand - tend to shy away from premium coupon bonds in favor of par bonds - those that carry coupons at prevailing rates. As a result, I'm often able to buy premium coupons at attractive prices compared to comparably rated, comparable-maturity par and discount bonds.

Q. GEORGE, WHAT FACTORS WILL SHAPE THE MUNICIPAL MARKET'S PERFORMANCE OVER THE NEXT SIX MONTHS?

A. Obviously, the direction of interest rates will be the primary determinant of municipal bond performance. It's not clear at this point whether the Federal Reserve Board is finished raising rates after doing so on June 30, or whether that hike was the first in what will ultimately be a series of rate increases. But other factors - namely supply and demand - will play a role. If interest rates remain stable or move higher, I would expect the supply of municipals to taper off as issuers slow down their refinancing and new issuance activity. A bigger unknown is demand. Even after gaining some ground on them, municipals remain relatively cheap alternatives to U.S. Treasuries. To the extent that investors seek out that value, the more municipals will benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income for
Ohio residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Ohio
personal income tax

FUND NUMBER: 088

TRADING SYMBOL: FOHFX

START DATE: November 15,
1985

SIZE: as of June 30, 1999,
more than $385 million

MANAGER: George Fischer,
since 1997; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989

GEORGE FISCHER ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"The Y2K bug may pose problems
for some municipal issuers. At this
point, however, it's unclear how
many or to what magnitude
issuers will be affected, if at all.
That's why Fidelity's research
team - in its routine security
selection process - is looking at
municipal issuers' Y2K
preparedness. We're attempting to
ascertain how vulnerable a given
issuer thinks it is and what
potential fixes it has planned in
the event of problems. How
successful issuers are in
preparing for and dealing with
problems ultimately may affect
their creditworthiness. Y2K is only
one of the many factors I must
consider when determining
whether to buy or sell securities
for the fund."

(solid bullet) At the end of the period, bonds issued by Puerto Rico made up
3.9% of the fund's investments.
As a territory of the United States,
Puerto Rico can issue municipal
debt that is free from federal taxes
in all 50 states and state income
taxes in those states that levy
them. Because municipal supply
in Ohio has been somewhat
limited for the past couple of
years, the manager bought
higher-yielding Puerto Rico bonds.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JUNE
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            30.4                     33.7

Water & Sewer                  13.8                     14.0

Escrowed/Pre-Refunded          12.0                     9.6

Electric Utilities             9.3                      9.1

Health Care                    7.8                      7.2

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 1999

                                                        6 MONTHS AGO

Years                          12.8                     12.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 1999

                                     6 MONTHS AGO

Years                          6.8   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF JUNE 30, 1999

Aaa 63.3%
Aa, A 25.6%
Baa 6.4%
Not Rated 2.4%
Short-term
investments 2.3%

Row: 1, Col: 1, Value: 63.3
Row: 1, Col: 2, Value: 25.6
Row: 1, Col: 3, Value: 6.4
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 2.3

AS OF DECEMBER 31, 1998

Aaa 61.6%
Aa, A 27.4%
Baa 6.8%
Not Rated 2.4%
Short-term
investments 1.8%

Row: 1, Col: 1, Value: 61.6
Row: 1, Col: 2, Value: 27.4
Row: 1, Col: 3, Value: 6.8
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 1.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 97.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - 93.8%

Adams County Valley Local
School District Impt.:

6.65% 12/1/03 (MBIA Insured)      Aaa       $ 1,000,000                     $ 1,088,280

6.65% 12/1/04 (MBIA Insured)      Aaa        1,000,000                       1,101,810

6.65% 12/1/05 (MBIA Insured)      Aaa        1,000,000                       1,111,860

Akron Gen. Oblig. (Parking        A2         160,000                         186,960
Facilities)  8.75% 11/1/03

Akron Summit County Pub.          Aaa        5,000,000                       4,830,500
Library Series A,  5%
12/1/15 (FGIC Insured)

Akron Wtrwks. Rev. Rfdg.          Aaa        2,000,000                       1,935,860
4.875% 3/1/12 (MBIA Insured)

Alliance Wtrwks. Rev. (Cap.       Aaa        765,000                         537,910
Appreciation)  0% 10/15/06
(FGIC Insured) (Escrowed to
Maturity) (d)

Bedford Hosp. Impt. Rev.          -          650,000                         689,182
Rfdg. (Bedford Cmnty. Hosp.)
8.5% 5/15/09 (Pre-Refunded
to 5/15/00 @ 102) (d)

Buckeye Local School District
Jefferson County Rfdg. (Cap.
Appreciation):

0% 12/1/06 (AMBAC Insured)        Aaa        375,000                         263,108

0% 12/1/07 (AMBAC Insured)        Aaa        760,000                         504,222

Buckeye Valley Local School       Aaa        2,500,000                       2,942,100
District Delaware County
Series A, 6.85% 12/1/15
(MBIA Insured)

Butler County Sales Tax 5%        Aaa        2,000,000                       1,903,900
12/15/19  (AMBAC Insured)

Butler County Trans. Impt.        Aaa        1,000,000                       1,015,830
District Series A,  5%
4/1/06 (FSA Insured)

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Rfdg. Series A, 7.25% 2/1/08      A          4,000,000                       4,101,960
(c)

Series A, 5.5% 12/1/01 (c)        A1         5,270,000                       5,334,610

Cleveland Arpt. Sys. Rev.
Series A:

5.5% 1/1/08 (FSA Insured) (c)     Aaa        1,500,000                       1,547,370

6% 1/1/10 (FGIC Insured) (c)      Aaa        2,620,000                       2,761,794

Cleveland Gen. Oblig. Rfdg.:

5.375% 9/1/11 (AMBAC Insured)     Aaa        1,960,000                       1,995,006

5.5% 9/1/16 (AMBAC Insured)       Aaa        2,000,000                       2,034,780

Cleveland Pub. Pwr. Sys.
Rev.: (Cap. Appreciation)
Series A:

0% 11/15/08 (MBIA Insured)        Aaa        5,480,000                       3,441,933

0% 11/15/10 (MBIA Insured)        Aaa        2,685,000                       1,501,989

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Cleveland Pub. Pwr. Sys.
Rev.: (Cap. Appreciation)
Series A: - continued

0% 11/15/11 (MBIA Insured)        Aaa       $ 2,685,000                     $ 1,411,800

Rfdg. Series 1:

5% 11/15/20 (MBIA Insured)        Aaa        1,145,000                       1,087,246

5.125% 11/15/18 (MBIA Insured)    Aaa        2,000,000                       1,938,820

5.25% 11/15/14 (MBIA Insured)     Aaa        1,000,000                       1,005,490

Cleveland Wtrwks. Rev.:

Rfdg. Series F 92B:

6.125% 1/1/03 (AMBAC Insured)     Aaa        1,000,000                       1,052,870

6.25% 1/1/05 (AMBAC Insured)      Aaa        1,000,000                       1,057,900

Rfdg. & Impt. Series I: 5%        Aaa        9,520,000                       8,980,398
1/1/23 (FSA Insured)

5% 1/1/28 (FSA Insured)           Aaa        4,100,000                       3,823,865

Series F 92A:

6.25% 1/1/15 (AMBAC Insured)      Aaa        125,000                         132,025

6.25% 1/1/15 (AMBAC Insured)      Aaa        2,875,000                       3,059,661
(Pre-Refunded to 1/1/02 @
102) (d)

Series H:

5.75% 1/1/16 (MBIA Insured)       Aaa        45,000                          47,191

5.75% 1/1/16 (MBIA Insured)       Aaa        2,455,000                       2,633,994
(Pre-Refunded to 1/1/06 @
102) (d)

Columbus Gen. Oblig.:

(Swr. Impt. #26) Series E,        Aaa        2,000,000                       2,102,060
6.5% 9/15/01

(Various Purp.) Series 1, 6%      Aaa        1,000,000                       1,080,850
5/15/10 (Pre-Refunded to
5/15/04 @ 102) (d)

(Wtrwks. Enlargement #44) 6%      Aaa        1,250,000                       1,340,688
5/1/12 (Pre-Refunded to
5/1/03 @ 102) (d)

Series 1, 5.25% 9/15/11           Aaa        2,000,000                       2,021,560

Cuyahoga County Gen. Oblig.:

Rfdg. (Cap. Appreciation)
Series A:

0% 10/1/08 (MBIA Insured)         Aaa        4,000,000                       2,525,360

0% 10/1/09 (MBIA Insured)         Aaa        4,200,000                       2,510,550

0% 10/1/11 (MBIA Insured)         Aaa        2,400,000                       1,271,496

0% 10/1/12 (MBIA Insured)         Aaa        1,505,000                       749,264

0% 10/1/13 (MBIA Insured)         Aaa        1,500,000                       703,560

5.5% 11/15/05                     Aa2        2,400,000                       2,520,168

Cuyahoga County Hosp. Rev.        Aaa        2,000,000                       1,976,060
(Univ. Hosp. Health Sys.,
Inc.) 5.4% 1/15/19 (AMBAC
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Delaware City School District:

(Cap. Appreciation) 0%            Aaa       $ 1,000,000                     $ 592,770
12/1/09  (FGIC Insured)

5.5% 12/1/08 (FGIC Insured)       Aaa        1,400,000                       1,450,694

Delaware County Swr. District     Aaa        4,000,000                       3,607,040
Impt.  4.75% 12/1/24 (MBIA
Insured)

Dublin City School District:

(Various Purp.) 6.2% 12/1/19      Aaa        1,400,000                       1,508,920
(AMBAC Insured)
(Pre-Refunded to  12/1/02 @
102) (d)

Rfdg. (Cap. Appreciation) 0%      Aaa        1,930,000                       1,506,326
12/1/04 (AMBAC Insured)

Fairfield City School District:

7.1% 12/1/07 (FGIC Insured)       Aaa        1,120,000                       1,284,562

7.45% 12/1/14 (FGIC Insured)      Aaa        1,000,000                       1,233,920

Franklin County Convention        Aaa        2,000,000                       1,859,940
Facilities Auth. Tax  &
Lease Rev. 5% 12/1/27 (MBIA
Insured)

Franklin County Gen. Oblig.:

5.5% 12/1/15                      Aaa        1,225,000                       1,244,821

5.5% 12/1/16                      Aaa        1,290,000                       1,308,254

Franklin County Gen. Oblig.
Rev. (Online Computer
Library Ctr., Inc. Proj.):

6% 4/15/13                        -          3,500,000                       3,563,350

7.2% 7/15/06 (Pre-Refunded to     -          1,000,000                       1,057,640
 7/15/01 @ 100) (d)

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,583,600
(Ohio Health Corp.) Series
A, 5.6% 12/1/28

Gallia County Hosp.               Aaa        3,000,000                       2,958,720
Facilities Rev. (Holzer Med.
Ctr. Proj.) 5.125% 10/1/13
(AMBAC Insured)

Gateway Economic Dev. Corp.       -          3,000,000                       3,095,400
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (c)

Greater Cleveland Reg'l.          Aaa        1,800,000                       1,918,548
Trans. Auth. 5.65% 12/1/16
(FGIC Insured) (Pre-Refunded
to 12/1/06 @ 101) (d)

Greene County Gen. Oblig.         Aaa        2,490,000                       2,474,711
Rev. Rfdg. (Fairview
Extended) Series B, 4.5%
1/1/11  (MBIA Insured), LOC
BankBoston NA

Greene County Swr. Sys. Rev.      Aaa        775,000                         459,397
(Cap. Appreciation) 0%
12/1/09 (AMBAC Insured)

Greene County Wtr. Sys. Rev.      Aaa        2,500,000                       2,651,725
Series A,  6% 12/1/16 (FGIC
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Hamilton County Health Care
Sys. Rev.  (Sisters of
Charity Health Care) Series A:

6.25% 5/15/08 (AMBAC Insured)     Aaa       $ 4,220,000                     $ 4,529,664
(Pre-Refunded to 5/15/03 @
101) (d)

6.25% 5/15/14 (AMBAC Insured)     Aaa        1,000,000                       1,073,380
(Pre-Refunded to 5/15/03 @
101) (d)

Hamilton County Health Sys.       Baa2       5,000,000                       5,442,300
Rev. Rfdg. (Providence
Hosp./Franciscan Sisters
Poor Health Sys.) 6.875%
7/1/15 (Pre-Refunded  to
7/1/02 @ 102) (d)

Hamilton County Gen. Oblig.:

5.25% 12/1/15                     Aa2        1,795,000                       1,784,858

5.25% 12/1/16                     Aa2        1,900,000                       1,882,539

5.25% 12/1/17                     Aa2        2,005,000                       1,981,401

Hamilton County Sales Tax         Aaa        2,250,000                       2,098,553
(Hamilton County Football
Proj.) Series B, 5% 12/1/27
(MBIA Insured)

Hamilton County Swr. Sys.
Rev. Rfdg. & Impt.:

(Metro. Swr. District) Series     Aaa        1,000,000                       1,037,320
A, 5.45% 12/1/09 (FGIC
Insured)

Series A, 6% 12/1/05 (FGIC        Aaa        4,500,000                       4,834,980
Insured)

Hamilton Elec. Sys. Mtg. Rev.
Rfdg. Series A:

6% 10/15/09 (FGIC Insured)        Aaa        2,920,000                       3,082,994

6% 10/15/12 (FGIC Insured)        Aaa        2,000,000                       2,118,520

Hilliard School District
Series A:

5% 12/1/09 (FGIC Insured)         Aaa        1,000,000                       1,002,790

6% 12/1/05 (FGIC Insured)         Aaa        1,415,000                       1,522,766

Lakewood Gen. Oblig. Series A:

6.6% 12/1/08                      Aa3        1,525,000                       1,730,006

6.6% 12/1/11                      Aa3        1,630,000                       1,865,128

Lakota Local School District
Rfdg.  (Cap. Appreciation):

0% 12/1/99                        A1         445,000                         438,868

0% 12/1/00                        A1         625,000                         593,181

0% 12/1/01                        A1         590,000                         532,540

0% 12/1/02                        A1         555,000                         477,650

0% 12/1/03                        A1         260,000                         212,586

0% 12/1/04                        A1         730,000                         567,349

0% 12/1/05                        A1         690,000                         508,730

0% 12/1/06                        A1         650,000                         453,746

0% 12/1/07                        A1         610,000                         404,040

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Lima Swr. Sys. Rev. Rfdg. &       Aaa       $ 5,000,000                     $ 5,358,500
Impt. 6.3% 12/1/12 (AMBAC
Insured)

Lowellville San. Swr. Sys.        A-         900,000                         933,327
Rev. (Browning-Ferris
Industries, Inc.) 7.25%
6/1/06 (c)

Lucas County Hosp. Rev.:

Rfdg. (Promedica Healthcare       Aaa        4,000,000                       4,281,520
Oblig. Group) 6% 11/15/04
(MBIA Insured)

5.375% 11/15/23 (AMBAC            Aaa        5,000,000                       4,877,050
Insured)

5.625% 11/15/12 (AMBAC            Aaa        2,000,000                       2,054,380
Insured)

5.625% 11/15/13 (AMBAC            Aaa        1,200,000                       1,227,180
Insured)

Marion County Hosp. Impt.
Rev. Rfdg.  (Cmnty. Hosp.):

5.7% 5/15/02                      BBB+       1,500,000                       1,526,745

5.8% 5/15/03                      BBB+       1,825,000                       1,867,815

6.1% 5/15/06                      BBB+       1,000,000                       1,034,290

Mason City School District:

6.05% 12/1/09 (FGIC Insured)      Aaa        1,225,000                       1,332,972

6.15% 12/1/10 (FGIC Insured)      Aaa        1,420,000                       1,561,361

Mentor Exempted Village
School District Rfdg. (Cap.
Appreciation):

0% 12/1/00 (MBIA Insured)         Aaa        755,000                         715,672

0% 12/1/01 (MBIA Insured)         Aaa        795,000                         720,453

0% 12/1/03 (MBIA Insured)         Aaa        840,000                         688,892

Middleburg Heights Hosp. Rev.     A2         2,000,000                       2,160,600
(Southwest Gen. Hosp.) 7.2%
8/15/19 (Pre-Refunded to
8/15/01 @ 102) (d)

Montgomery County Solid Waste     Aaa        1,940,000                       2,080,514
Rev. Rfdg. 6% 11/1/05 (MBIA
Insured)

Newark Gen. Oblig. (Wtr. Sys.     Aaa        455,000                         301,870
Impt.) 0% 12/1/07 (AMBAC
Insured)

North Canton School District      Aaa        2,000,000                       2,164,320
Impt. 5.9% 12/1/14 (AMBAC
Insured) (Pre-Refunded to
12/1/04 @ 102) (d)

Northeast Reg'l. Swr.             Aaa        1,000,000                       1,084,650
District Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC
Insured)

Ohio Air Quality Dev. Auth.
Rev.:

(Columbus & Southern Pwr. Co.     Aaa        3,000,000                       3,209,340
Proj.) Series A, 6.375%
12/1/20 (FGIC Insured)

Rfdg.:

(Dayton Pwr. & Lt. Co. Proj.)     A1         4,000,000                       4,190,800
6.1% 9/1/30

(Ohio Pwr. Co. Proj.) Series      Baa1       3,250,000                       3,323,743
B, 7.4% 8/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Bldg. Auth. Facilities:

(Administration Bldg. Fund)       Aa2       $ 1,000,000                     $ 987,180
Series A, 4.875% 10/1/10

(Adult Correctional               Aaa        1,930,000                       2,068,555
Facilities) Series A, 6%
4/1/06 (AMBAC Insured)

(Ohio Ctr. Arts) Series A,        Aa2        2,000,000                       2,083,540
5.45% 10/1/07

(Workers Compensation-W.          A2         4,620,000                       4,347,189
Green Bldg.) Series A, 4.75%
4/1/14

Rfdg. (State Correctional
Facilities) Series A:

5.25% 10/1/09                     Aa2        3,000,000                       3,067,620

5.7% 10/1/04                      Aa2        1,125,000                       1,186,931

5.75% 10/1/05                     Aa2        3,080,000                       3,264,338

6.5% 10/1/03                      Aa2        2,750,000                       2,928,063

5.5% 10/1/10                      Aa2        1,500,000                       1,553,220

Ohio Cap. Corp. for Hsg.          AAA        1,000,000                       1,036,600
Multi-family Rev. Rfdg.
Series A, 7.5% 1/1/24, LOC
Fannie Mae

Ohio Expositions Commission       -          920,000                         960,029
Ctfs. of Prtn. (Agricenter
Facilities) 8.25% 10/1/06
(Pre-Refunded to 4/1/00 @
101) (d)

Ohio Higher Edl. Facilities
Rev.:

(Case Western Reserve Univ.
Proj.):

Series B, 6.5% 10/1/20            Aa2        2,250,000                       2,551,275

Series C, 5.125% 10/1/17          Aa2        2,985,000                       2,879,809

6% 10/1/22                        Aa2        650,000                         679,055

(Denison Univ. Proj.) 5.3%        A1         3,775,000                       3,650,048
11/1/21

(Oberlin College) 5% 10/1/29      AA         3,000,000                       2,772,000

Rfdg. (Case Western Reserve
Univ. Proj.):

6% 10/1/14                        Aa2        1,500,000                       1,621,545

6.125% 10/1/15                    Aa2        2,000,000                       2,180,040

6.25% 10/1/16                     Aa2        2,500,000                       2,777,900

Series IIB, 5.9% 12/1/06          Aaa        1,000,000                       1,051,110
(AMBAC Insured)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. (Residential Proj.):

Series A 1, 5.3% 9/1/26 (c)       AAA        1,350,000                       1,367,213

Series B 2, 5.375% 9/1/19 (c)     AAA        3,680,000                       3,715,181

Series C, 4.9% 9/1/26, LOC        AAA        1,460,000                       1,460,453
Govt. Nat'l. Mortgage Assoc.
(c)

Ohio Hwy. Cap. Impt.
(Infrastructure Impt.):

0% 8/1/09                         Aa1        2,290,000                       1,392,618

0% 8/1/10                         Aa1        2,000,000                       1,146,540

0% 8/1/14                         Aa1        1,375,000                       625,226

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hwy. Cap. Imp.
(Infrastructure Impt.): -
continued

5.75% 8/1/04                      Aa1       $ 1,000,000                     $ 1,058,990

6.15% 8/1/10 (Pre-Refunded to     Aa1        3,530,000                       3,860,479
 8/1/05 @ 102) (d)

6.5% 9/1/01                       Aa1        1,000,000                       1,049,540

6.65% 8/1/05                      Aa1        3,000,000                       3,332,010

6.65% 9/1/09                      Aa1        1,000,000                       1,127,090

Ohio Poll. Cont. Rev.             Aa2        3,100,000                       3,599,348
(Standard Oil Co./ British
Petroleum Co., Inc.) 6.75%
12/1/15

Ohio Pub. Facilities
Commission Higher Ed.  Cap.
Facilities:

(Mental Health Cap.) Series       Aaa        2,600,000                       2,590,874
II B,  5.125% 6/1/11 (FSA
Insured)

Series II A, 6.3% 5/1/03          Aaa        2,000,000                       2,114,480
(AMBAC Insured)
(Pre-Refunded to 5/1/01 @
102) (d)

Ohio Tpk. Commission Tpk. Rev.:

Rfdg. Series A, 5.5% 2/15/21      Aaa        5,000,000                       5,140,750
(FGIC Insured)

Series A:

5.5% 2/15/26 (MBIA Insured)       Aaa        5,000,000                       5,298,250
(Pre-Refunded to 2/15/06 @
102) (d)

5.6% 2/15/12 (MBIA Insured)       Aaa        2,840,000                       2,938,236

5.7% 2/15/13 (MBIA Insured)       Aaa        2,660,000                       2,777,918

5.7% 2/15/17 (MBIA Insured)       Aaa        2,000,000                       2,141,800
(Pre-Refunded to 2/15/06 @
102) (d)

6% 2/15/04 (FSA Insured)          Aaa        5,140,000                       5,466,339

6% 2/15/05 (FSA Insured)          Aaa        2,000,000                       2,132,380

6% 2/15/06 (FSA Insured)          Aaa        2,200,000                       2,355,408

6% 2/15/07 (FSA Insured)          Aaa        3,100,000                       3,324,595

Ohio Wtr. Dev. Auth. Poll.
Cont. Faclilties Rev. (Wtr.
Cont. Ln. Fund):

State Match Series:

6.5% 12/1/04 (MBIA Insured)       Aaa        1,000,000                       1,097,190

6.5% 12/1/05 (MBIA Insured)       Aaa        2,735,000                       3,013,614

Wtr. Quality Series:

5.125% 6/1/19 (MBIA Insured)      Aaa        4,000,000                       3,875,840

5.25% 6/1/05 (MBIA Insured)       Aaa        2,325,000                       2,399,330

Ohio Wtr. Dev. Auth. Rev.:

(Fresh Wtr. Proj.):

6.25% 12/1/02 (AMBAC Insured)     Aaa        1,915,000                       2,031,317

6.25% 12/1/03 (AMBAC Insured)     Aaa        2,025,000                       2,176,713

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Wtr. Dev. Auth. Rev.: -
continued

(Pure Wtr.) Series I, 6%          Aaa       $ 1,685,000                     $ 1,793,969
12/1/16 (AMBAC Insured)
(Escrowed to Maturity) (d)

Rfdg. (Safe Wtr.) 6% 6/1/07       Aaa        2,000,000                       2,153,700
(AMBAC Insured)

Rfdg. & Impt. (Pure Wtr.)         Aaa        2,500,000                       2,523,475
5.5% 12/1/18 (AMBAC Insured)

Ohio Wtr. Dev. Auth. Solid        A1         6,350,000                       6,705,854
Waste Disp. Rev. (North Star
BHP Steel / Cargill) 6.3%
9/1/20 (c)

Ottawa County Gen. Oblig.         Aaa        500,000                         514,765
(San. Swr.) 7.5% 10/1/14
(AMBAC Insured)
(Pre-Refunded to 10/1/99 @
102) (d)

Ottawa County San. Swr. Sys.      Aaa        1,445,000                       1,021,933
Rev. Rfdg. (Cap.
Appreciation)(Danbury Proj.)
0% 10/1/06 (AMBAC Insured)

Pickerington Local School         Aaa        1,000,000                       1,068,000
District Construction &
Impt. 5.8% 12/1/09 (FGIC
Insured)

Portage County Hosp. Rev.         Aaa        1,080,000                       1,168,528
(Robinson Memorial Hosp.
Proj.) 6.5% 11/15/03 (MBIA
Insured)

Scioto County Marine Term.        Baa1       3,000,000                       2,914,770
Facilities Rev. Rfdg.
(Norfolk Southern Corp.
Proj.) 5.3% 8/15/13

South-Western City School         Aaa        1,000,000                       1,064,010
District Rfdg. (Franklin &
Pickway Counties) Series A,
6.2% 12/1/06 (AMBAC Insured)

Springboro Cmnty. City School     Aaa        915,000                         641,982
District Rfdg. (Cap.
Appreciation) 0% 12/1/06
(AMBAC Insured)

Stark County Rfdg. 5.6%           Aaa        1,150,000                       1,195,828
11/15/08  (AMBAC Insured)

Toledo Gen. Oblig.:

5.5% 12/1/08 (FGIC Insured)       Aaa        1,000,000                       1,044,240

5.5% 12/1/09 (FGIC Insured)       Aaa        1,000,000                       1,042,170

6.1% 12/1/14 (AMBAC Insured)      Aaa        1,750,000                       1,885,433

7.625% 12/1/04 (AMBAC Insured)    Aaa        1,000,000                       1,145,550

Warren County Gen. Oblig.:

Swr. Impt. (P&G Co./Lower         Aa2        1,455,000                       1,468,953
Miami) 5.5% 12/1/16

6.1% 12/1/12                      Aa2        500,000                         548,210

6.65% 12/1/11                     Aa2        500,000                         570,685

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Westlake City School District     Aa3       $ 1,060,000                     $ 1,149,464
Series A, 6.15% 12/1/05

Wyoming City School District      Aaa        1,680,000                       1,563,593
Series B, 5% 12/1/23 (FGIC
Insured)

                                                                             362,536,942

PUERTO RICO - 3.9%

Puerto Rico Commonwealth          Aaa        7,810,000                       7,334,215
Infrastructure Fing. Auth.
Series A, 5% 7/1/28 (AMBAC
Insured)

Puerto Rico Commonwealth Pub.     Baa1       4,000,000                       4,114,040
Impt.  5.25% 7/1/09

Puerto Rico Elec. Pwr. Auth.      Aaa        4,000,000                       3,761,920
Pwr. Rev. 5% 7/1/28 (MBIA
Insured)

                                                                             15,210,175

TOTAL MUNICIPAL BONDS                                                        377,747,117
(Cost $370,968,992)


MUNICIPAL NOTES - 2.3%



OHIO - 2.3%

Ohio Air Quality Dev. Auth.
Rev.:

(Cinncinnati Gas & Elec.       300,000                    300,000
Proj.) Series 1985-A, 3.5%,
LOC UBS AG, VRDN (b)

Rfdg. Bonds (Ohio Edison       5,000,000                  4,969,150
Proj.) Series B,  4.25%,
tender 6/1/01

Ohio Solid Waste Rev.          3,500,000                  3,500,000
(British Petroleum
Exploration & Oil Proj.)
3.5%, VRDN (b)(c)

TOTAL MUNICIPAL NOTES                      8,769,150
(Cost $8,800,000)

TOTAL INVESTMENT IN                       $ 386,516,267
SECURITIES - 100%
(Cost $379,768,992)

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        86.0%      AAA, AA, A    79.8%

Baa               5.3%       BBB           3.3%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.4%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          30.4%

Water & Sewer                13.8

Escrowed/Pre-Refunded        12.0

Electric Utilities            9.3

Health Care                   7.8

Education                     7.4

Transportation                7.3

Others (individually less    12.0
than 5%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $379,768,992. Net unrealized appreciation aggregated $6,747,275, of which $10,313,113 related to appreciated investment securities and $3,565,838 related to depreciated investment securities.

SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 386,516,267
value (cost $379,768,992) -
See accompanying schedule

Receivable for investments                    7,877,274
sold

Receivable for fund shares                    270,167
sold

Interest receivable                           4,738,891

Receivable for daily                          34,267
variation on futures
contracts

 TOTAL ASSETS                                 399,436,866

LIABILITIES

Payable to custodian bank       $ 3,140

Payable for investments          11,726,512
purchased

Payable for fund shares          1,277,319
redeemed

Distributions payable            441,854

Accrued management fee           123,765

Other payables and accrued       57,692
expenses

 TOTAL LIABILITIES                            13,630,282

NET ASSETS                                   $ 385,806,584

Net Assets consist of:

Paid in capital                              $ 379,462,845

Accumulated undistributed net                 (403,536)
realized gain (loss) on
investments

Net unrealized appreciation                   6,747,275
(depreciation) on investments

NET ASSETS, for 34,167,133                   $ 385,806,584
shares outstanding

NET ASSET VALUE, offering                     $11.29
price and redemption price
per share ($385,806,584
(divided by) 34,167,133
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED JUNE 30,
                                       1999 (UNAUDITED)

INTEREST INCOME                            $ 10,052,726

EXPENSES

Management fee                 $ 753,321

Transfer agent fees             165,837

Accounting fees and expenses    60,971

Non-interested trustees'        656
compensation

Custodian fees and expenses     10,379

Registration fees               16,180

Audit                           16,006

Legal                           2,484

Reports to shareholders         8,129

Miscellaneous                   520

 Total expenses before          1,034,483
reductions

 Expense reductions             (9,287)     1,025,196

NET INTEREST INCOME                         9,027,530

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          483,681

 Futures contracts              (188,141)   295,540

Change in net unrealized                    (14,848,318)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (14,552,778)

NET INCREASE (DECREASE) IN                 $ (5,525,248)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                         $ 3,630

 Transfer agent credits                     5,657

                                           $ 9,287

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,027,530                $ 17,882,883

 Net realized gain (loss)         295,540                    4,885,546

 Change in net unrealized         (14,848,318)               (906,060)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (5,525,248)                21,862,369
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,027,530)                (17,882,883)
From net interest income

 From net realized gain           (295,540)                  (3,506,383)

 In excess of net realized        (382,451)                  -
gain

 TOTAL DISTRIBUTIONS              (9,705,521)                (21,389,266)

Share transactions Net            44,426,839                 66,919,917
proceeds from sales of shares

 Reinvestment of distributions    6,852,341                  15,535,211

 Cost of shares redeemed          (46,407,564)               (75,669,488)

 NET INCREASE (DECREASE) IN       4,871,616                  6,785,640
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (10,359,153)               7,258,743
IN NET ASSETS

NET ASSETS

 Beginning of period              396,165,737                388,906,994

 End of period                   $ 385,806,584              $ 396,165,737

OTHER INFORMATION
Shares

 Sold                             3,820,964                  5,687,666

 Issued in reinvestment of        589,368                    1,322,589
distributions

 Redeemed                         (4,000,747)                (6,432,601)

 Net increase (decrease)          409,585                    577,654


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.740                        $ 11.720                  $ 11.430   $ 11.590   $ 10.520
period

Income from Invest- ment          .265                            .538                      .554       .560       .618
Operations Net interest
income

Net realized and unrealized       (.430)                          .125                      .413       (.090)     1.070
gain (loss)

Total from investment             (.165)                          .663                      .967       .470       1.688
operations

Less Distributions

From net interest income          (.265)                          (.538)                    (.554)     (.560)     (.618)

From net realized gain            (.009)                          (.105)                    (.105)     (.070)     -

In excess of net realized gain    (.011)                          -                         (.018)     -          -

Total distributions               (.285)                          (.643)                    (.677)     (.630)     (.618)

Net asset value, end of period   $ 11.290                        $ 11.740                  $ 11.720   $ 11.430   $ 11.590

TOTAL RETURN B, C                 (1.45)%                         5.79%                     8.74%      4.23%      16.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 385,807                       $ 396,166                 $ 388,907  $ 381,626  $ 404,443
(000 omitted)

Ratio of expenses to average      .53% A                          .55% D                    .56% D     .59%       .58%
net assets

Ratio of expenses to average      .52% A, E                       .55%                      .56%       .59%       .58%
net assets after expense
reductions

Ratio of net interest income      4.60% A                         4.58%                     4.83%      4.93%      5.52%
to average net assets

Portfolio turnover rate           10% A                           19%                       15%        43%        48%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.020
period

Income from Invest- ment          .657
Operations Net interest
income

Net realized and unrealized       (1.310)
gain (loss)

Total from investment             (.653)
operations

Less Distributions

From net interest income          (.657)

From net realized gain            (.190)

In excess of net realized gain    -

Total distributions               (.847)

Net asset value, end of period   $ 10.520

TOTAL RETURN B, C                 (5.55)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 350,267
(000 omitted)

Ratio of expenses to average      .57%
net assets

Ratio of expenses to average      .57%
net assets after expense
reductions

Ratio of net interest income      5.88%
to average net assets

Portfolio turnover rate           22%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY OH MUNICIPAL MONEY   1.33%          2.85%        16.74%        39.97%
MARKET

Ohio Tax-Free Money Market    1.28%          2.74%        16.40%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 13 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY OH MUNICIPAL MONEY     2.85%        3.14%         3.48%
MARKET

Ohio Tax-Free Money Market      2.74%        3.07%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               6/28/99  3/29/99  12/28/98  9/28/98  6/29/98



Fidelity Ohio Municipal        2.95%    2.64%    3.18%     3.37%    3.08%
Money Market Fund



Ohio Tax-Free Money Market     2.90%    2.49%    3.02%     3.26%    3.05%
Funds Average



Ohio Municipal Money   Market  4.98%    4.45%    5.37%     5.69%    5.20%
Tax-equivalent



Portion of fund's income       0.96%    3.58%    0.00%     0.00%    0.00%
subject to state taxes




Ohio Municipal
Money Market
Fund

Ohio Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 2.95
Row: 1, Col: 2, Value: 2.9
Row: 2, Col: 1, Value: 2.64
Row: 2, Col: 2, Value: 2.49
Row: 3, Col: 1, Value: 3.18
Row: 3, Col: 2, Value: 3.02
Row: 4, Col: 1, Value: 3.37
Row: 4, Col: 2, Value: 3.26
Row: 5, Col: 1, Value: 3.08
Row: 5, Col: 2, Value: 3.05

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 40.80%, and reflects that a portion of the fund's income was subject to states taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity Ohio
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE SIX MONTHS THAT ENDED JUNE 30, 1999?

A. As the period began, the market remained under the shadow of the global turmoil that plagued it in the third and early fourth quarters of 1998. There were a lot of questions about the pace of U.S. economic growth and the direction of interest rates. However, fairly early in the period we began to see signs that economic growth would continue to be strong, spurred by healthy consumer demand and solid job growth. As time passed, it became more and more clear that the Federal Reserve Board would discontinue the rapid-fire interest-rate cuts it had employed to boost the markets from September through November 1998. Short-term rates crept up from that point through the end of the period, as market observers tried to weigh what influence Fed action and emerging economic data might have on the future course of interest rates.

Q. WHAT HAPPENED MORE RECENTLY?

A. In March and April, data indicated that inflation might not be as well behaved as it had been in the recent past. Sentiment shifted from the expectation that Fed policy was going to be unchanged to one expecting a Fed rate increase. Such a hike would be employed by the Fed to curb economic growth and diminish inflationary pressures. By the end of May, the consensus viewpoint in the market was not "if" the Fed would raise short-term interest rates, but "when." At its May Open Market Committee meeting, the Fed added fuel to that fire when it announced a bias toward raising rates. Finally, on June 30, the last day of the period, the Fed followed through by raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points to 5.00%.

Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?

A. The fund started the period with an average maturity of 66 days, a fairly neutral posture given the market's changing interest-rate expectations. As the period progressed, I increased the fund's holdings in short-term, variable-rate securities, which caused the fund's average maturity to roll down to the 50-day range. I felt that short-term rates would rise and that variable-rate securities offered more value than fixed-rate securities, whose yields at the time didn't reflect my expectations for higher rates. In April, the market began to feel more strongly that rates would rise, pushing yields higher on one-year, fixed-rate securities. From that point, I invested more heavily in these fixed-rate securities to lock in yields that would perform well even as rates rose in the future. As a result, the fund's maturity moved out to 61 days by the end of the period, somewhat longer than its peer group.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 1999, was 2.99%, compared to 3.22% six months ago. The more recent seven-day yield was the equivalent of a 5.05% taxable rate of return for Ohio investors in the 40.80% combined state and federal income tax bracket. Through June 30, 1999, the fund's six-month total return was 1.33%, compared to 1.28% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. The economy remains strong, labor markets are tight and inflation looks like it might not be as subdued as it has been. In addition, the Fed raised the fed funds target rate by 0.25 percentage points at the end of the period. Even though the Fed surprised market observers by switching at that time to a neutral bias regarding future interest-rate moves, I don't believe this means the Fed has ruled out another move to raise rates. It's likely the Fed will be vigilant, looking to act pre-emptively if it sees any signs of inflation spurred by rapid economic growth and a tight labor market. It's conceivable the Fed would look to erase the effects of its rate cuts in late 1998, which were implemented largely to provide liquidity to the markets, not to supply fuel to the economy. In addition, the Fed may want to implement its policy well in advance of the new year, in an attempt to avoid changing interest-rate policy during a time when potential Year 2000 computer problems may occur. Indeed, a concern as we move toward the end of the year is the Year 2000 issue and its possible impact on municipal securities. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax

FUND NUMBER: 419

TRADING SYMBOL: FOMXX

START DATE: August 29, 1989

SIZE: as of June 30, 1999,
more than $432 million

MANAGER: Scott Orr, since
1996; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 6/30/99  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/98
                                                                12/31/98

  0 - 30                        68                               69                       80

 31 - 90                        10                               7                        10

 91 - 180                       9                                8                        6

181 - 397                       13                               16                       4

WEIGHTED AVERAGE MATURITY

                               6/30/99                          12/31/98                 6/30/98

Fidelity Ohio Municipal Money  61 DAYS                          66 Days                  33 Days
 Market Fund

Ohio Tax-Free Money Market     48 DAYS                          59 Days                  50 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999                                           AS OF DECEMBER 31, 1998

Variable Rate Demand Notes                                    Variable Rate Demand Notes
(VRDNs)                         61.0%                         (VRDNs)                            63.2%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                         7.7%                         CP Mode)                            7.8%

Tender Bonds                     2.0%                         Tender Bonds                        2.2%

Municipal Notes                 26.8%                         Municipal Notes                    25.0%

Other Investments                2.5%                         Other Investments                   1.8%

Row: 1, Col: 1, Value: 61.0                                   Row: 1, Col: 1, Value: 63.2
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 7.7                                    Row: 1, Col: 3, Value: 7.8
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0                                    Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 26.8                                   Row: 1, Col: 7, Value: 25.0
Row: 1, Col: 8, Value: 2.3                                    Row: 1, Col: 8, Value: 1.8


*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - 99.8%

Akron Spl. Assessment TAN        $ 1,915,000                      $ 1,915,000
(Street Impt.) Series 1998,
3.12% 12/17/99

Allen County Gen. Oblig. BAN:

3.5% 11/23/99                     4,720,000                        4,724,538

3.5% 1/5/00                       3,865,000                        3,871,746

American Muni. Pwr. Auth. BAN     3,800,000                        3,800,000
(Cleveland Pub. Pwr. Proj.)
Series 1998, 3.85% 9/3/99

Ashland County Gen. Oblig.        2,400,000                        2,402,367
BAN (Jail Construction)
Series 1998 B, 3.32% 12/17/99

Ashland Gen. Oblig. BAN:

(Muni. Court & Jail               4,000,000                        4,009,600
Facilities) 3.8% 7/13/00 (f)

3.95% 7/15/99                     1,750,000                        1,750,162

Ashtabula County Ind. Dev.        2,295,000                        2,295,000
Rev. (Plasticolors, Inc.
Proj.)  Series 1996 A,
3.75%, LOC Key Bank, NA,
VRDN (a)(d)

Athens Gen. Oblig. BAN:

3.25% 12/21/99                    3,900,000                        3,903,032

3.5% 2/4/00                       2,600,000                        2,606,320

Bedford Heights Ind. Dev.         1,000,000                        1,000,000
(Olympic Steel) Series 1989,
 3.7%, LOC Nat'l. City Bank,
VRDN (a)(d)

Bowling Green Gen. Oblig. BAN:

Series 1995, 3.9% 9/9/99          2,310,000                        2,311,111

3.6% 6/15/00                      4,045,000                        4,056,979

Brecksville Gen. Oblig. BAN       3,000,000                        3,004,353
3.4% 6/8/00

Brooklyn Gen. Oblig. BAN 4%       4,025,000                        4,027,543
9/2/99

Butler County Health              3,265,000                        3,265,000
Facilities Rev. (Knolls of
Oxford Proj.) Series 99,
3.8%, LOC Star Bank NA, VRDN
(a)

Butler County Trans. Impt.        4,615,000                        4,660,518
District Bonds  4.75% 4/1/00
(FSA Insured)

Cambridge Hosp. Facilities        7,560,000                        7,560,000
Rev. Bonds (Southeastern
Reg'l. Med. Ctr.) 3.4%,
tender 7/1/99

Canfield Local School
District BAN:

Series 99 A, 3.5% 9/30/99         9,900,000                        9,908,473

3.5% 9/30/99                      2,650,000                        2,652,067

Canton Gen. Oblig.:

BAN Series 1998, 3.5% 7/15/99     1,400,000                        1,400,000

Various Purp. BAN Series          2,625,000                        2,639,520
1999, 3.91% 6/8/00

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Series 1998 A1, 3.45% (BPA        12,400,000                       12,400,000
Bank of America Nat'l.
Trust & Savings Assoc.),
VRDN (a)(d)

Series 1998 A2, 3.45% (BPA        10,000,000                       10,000,000
Bank of America Nat'l.
Trust & Savings Assoc.),
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Clermont County Ind. Dev. Rev.:

(American Micro Products         $ 4,535,000                      $ 4,535,000
Proj.) 3.85%, LOC Star Bank
NA, VRDN (a)(d)

(Mane-Seafla, Inc. Proj.)         4,650,000                        4,650,000
3.67%, LOC Bank One, NA,
VRDN (a)(d)

Cleveland Wtrwks.                 8,800,000                        8,800,000
Participating VRDN Series
58, 3.69% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Clinton County Jail Rev. BAN      2,250,000                        2,254,107
3.56% 12/15/99

Cuyahoga County Hosp. Rev.        400,000                          400,000
(Cleveland Clinic
Foundation) Series 1997 D,
3.5% (Liquidity Facility
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN (a)

Cuyahoga County Ind. Dev.         5,480,000                        5,480,000
Rev. (The Great Lakes
Brewing Co.) 3.82%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Dayton Gen. Oblig. BAN (Arpt.     5,000,000                        5,004,893
Impt. Proj.) Series 99,
3.4% 3/3/00

Delaware County Health Care       4,170,000                        4,170,000
Facilities (Willow Brook
Christian Cmnty. Proj.)
3.72%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)

Erie County BAN 3.5% 10/1/99      4,300,000                        4,303,178

Erie County Ind. Dev. Rev.        5,000,000                        5,000,000
Rfdg. (US Tsubaki Proj.)
Series 99, 3.75%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

Euclid Gen. Oblig. BAN Series     2,115,000                        2,116,730
1998, 3.22% 12/30/99

Fairfield County Gen. Oblig.
BAN:

3.8% 8/27/99                      1,000,000                        1,000,271

4.45% 7/27/99                     1,175,000                        1,175,605

Franklin County Ind. Dev.         700,000                          700,000
Rev. (Inland Products, Inc.)
3.75%, LOC PNC Bank NA, VRDN
(a)(d)

Franklin County Multi-family      2,500,000                        2,500,000
Rev. (Colonial Courts) 3.8%,
 LOC Fed. Home Ln. Bank,
Indianapolis, VRDN (a)(d)

Geauga County Gen. Oblig. BAN:

Series 99, 3.35% 3/9/00           2,000,000                        2,002,658

3.375% 12/16/99                   3,200,000                        3,203,205

Greene County Gen. Oblig. BAN     3,800,000                        3,802,178
3.9% 9/9/99

Hamilton County Gen. Oblig.       2,175,000                        2,178,062
BAN (Court Mgmt. Systems)
3.3% 4/6/00

Hamilton County Ind. Dev.         1,800,000                        1,800,000
Rev. (Metro Containers, Inc.
Proj.) 3.72%, LOC Bank One,
NA, VRDN (a)(d)

Hancock County BAN Series 99,     2,112,182                        2,119,053
3.9% 11/30/99

Holmes County Ind. Dev. Rev.      900,000                          900,000
(Poultry Processing, Inc.)
Series 1990, 3.6%, LOC
RaboBank Nederland Coop.
Central, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Lake County Ind. Dev. Rev.:

(American Bus. Co.) 3.82%,       $ 1,295,000                      $ 1,295,000
LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

(Norshar Co. Proj.) 3.72%,        3,430,000                        3,430,000
LOC Bank One, NA, VRDN (a)(d)

Lebanon Ind. Park BAN:

(Telecommunications Sys.)         1,200,000                        1,200,519
3.91% 9/2/99

3.3% 5/25/00                      2,000,000                        2,000,000

Lucas County Multi-family Rev.:

(Beacon Place/Cubbon Proj.)       3,285,000                        3,285,000
3.72%, LOC Star Bank NA,
VRDN (a)

(Lakewoods Proj.) 3.75%, LOC      4,000,000                        4,000,000
Key Bank, NA, VRDN (a)(d)

Medina County Ind. Dev. Rev.:

(Fire-Dex, Inc.) Series 1997,     1,070,000                        1,070,000
3.75%, LOC Key Bank, NA,
VRDN (a)(d)

(North American Roto              180,000                          180,000
Engravers, Inc. Proj.)
Series 1988, 3.67%, LOC Bank
One, NA, VRDN (a)(d)

(Rembond Proj.) Series 1996,      2,855,000                        2,855,000
3.72%, LOC Bank One, NA,
VRDN (a)(d)

Mentor Gen. Oblig. BAN 4%         2,225,000                        2,225,370
7/22/99

Middletown Ind. Dev. Rev.         1,500,000                        1,500,000
(Pilot Chemical Proj.)
3.72%,  LOC Bank One, NA,
VRDN (a)(d)

Montgomery County Health Care     3,275,000                        3,275,000
Rev. (Eastway Corp. &
Property Resource) 3.82%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Montgomery County
Multi-family Hsg. Dev. Rev.:

(Pedcor Investments - Lyons       3,000,000                        3,000,000
Gate) 3.65%, LOC Fed.  Home
Ln. Bank, Cincinnati, VRDN
(a)(d)

(Timber Creek Village Apts.)      3,700,000                        3,700,000
Series 1998, 3.72%,  LOC Key
Bank, NA, VRDN (a)(d)

Oakwood Gen. Oblig. BAN 3.5%      3,000,000                        3,006,835
5/4/00

Ohio Air Quality Dev. Auth.
Rev.:

Bonds (Duquesne Lt. Co.
Proj.) Series 88:

3.2% tender 9/7/99, LOC           4,400,000                        4,400,000
Toronto  Dominion Bank, CP
mode (d)

3.2% tender 9/10/99, LOC          1,000,000                        1,000,000
Toronto Dominion Bank,  CP
mode (d)

3.45% tender 9/8/99, LOC          1,000,000                        1,000,000
Toronto Dominion Bank,  CP
mode (d)

4.45% tender 7/8/99, LOC          7,500,000                        7,500,000
Toronto Dominion Bank,  CP
mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Air Quality Dev. Auth.
Rev.: - continued

(Cincinnati Gas & Elec.)         $ 400,000                        $ 400,000
Series 1985 B, 3.5%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Ohio Higher Edl. Facilities
Rev.:

Participating VRDN Series         4,100,000                        4,100,000
MSDW 98 116, 3.69%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

(Pooled Fing. Prog.):

Series 1997, 3.62%, LOC Fifth     18,000,000                       18,000,001
Third Bank,  Cincinnati,
VRDN (a)

Series 1998, 3.62%, LOC Fifth     5,000,000                        5,000,000
Third Bank,  Cincinnati,
VRDN (a)

Ohio Hsg. Fin. Agcy.
Participating VRDN:

Series 14, 3.55% (Liquidity       6,600,000                        6,600,000
Facility Bank of New York
NA) (a)(d)(e)

Series 1998 B, 3.77%              14,695,000                       14,695,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series 96 5, 3.55% (Liquidity     3,700,000                        3,700,000
Facility Bank of New York
NA) (a)(d)(e)

Series FR/RI 15, 3.55%            11,000,000                       11,000,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series PA 93, 3.82%               3,495,000                        3,495,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 122, 3.82%              3,180,000                        3,180,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 228, 3.82%              6,400,000                        6,400,000
(Liquidity Facility Cr.
Swiss First Boston, Inc.)
(a)(d)(e)

Series PT 241, 3.82%              8,340,000                        8,340,000
(Liquidity Facility
Bayerische  Hypo-und
Vereinsbank AG) (a)(d)(e)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Hunter's Glen Apt. Proj.)        1,900,000                        1,900,000
Series 1996, 3.7%, LOC PNC
Bank NA, VRDN (a)(d)

(Pedcor Invt. Willowlake
Apts.):

Series A, 3.72%, LOC Bank         3,200,000                        3,200,000
One, NA, VRDN (a)(d)

3.82%, LOC Fed. Home Ln. Bank     625,000                          625,000
Indianapolis, VRDN (a)(d)

3.82%, LOC Fed. Home Ln. Bank     625,000                          625,000
Indianapolis, VRDN (a)(d)

3.82%, LOC Fed. Home Ln. Bank     500,000                          500,000
Indianapolis, VRDN (a)(d)

Ohio Hwy. Cap. Impt. Bonds:

Series 1998 B, 4.5% 2/1/00        2,390,000                        2,408,276

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hwy. Cap. Impt. Bonds: -
continued

Series C, 4% 5/1/00              $ 1,000,000                      $ 1,006,323

Ohio Ind. Dev. Rev.:

(Aerolite Extrusion) Series       165,000                          165,000
1991 IA, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Anomatic Corp.) Series 1989      140,000                          140,000
I, 3.6%, LOC Nat'l.  City
Bank, VRDN (a)(d)

(Arthur Corp.) Series 1989        105,000                          105,000
III A, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Carpenter/ Clapp & Haney         200,000                          200,000
Tool Co.) Series 1987 P,
3.6%, LOC Bank One, NA, VRDN
(a)(d)

(CCE, Inc.) Series 1989 I,        650,000                          650,000
3.6%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Die Matic, Inc.) Series 1987     60,000                           60,000
O, 3.6%, LOC Bank One, NA,
VRDN (a)(d)

(Dramex Int'l., Inc.):

Series 1988 I, 3.6%, LOC Bank     750,000                          750,000
One, NA, VRDN (a)(d)

Series 1988 II, 3.6%, LOC PNC     200,000                          200,000
Bank, Ohio, VRDN (a)(d)

(Gary W. James) Series 1986       190,000                          190,000
B, 3.6%, LOC Nat'l. City
Bank, VRDN (a)(d)

(Hydro Tube Corp.) 3.6%, LOC      75,000                           75,000
Nat'l. City Bank, VRDN (a)(d)

(K&S Realty) Series 1989 I,       205,000                          205,000
3.6%, LOC Nat'l. City Bank,
VRDN (a)(d)

(K&S Realty/Starr                 205,000                          205,000
Fabricating, Inc.) Series
1989 III, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Kaufmans Bakery) Series 1987     400,000                          400,000
K, 3.6%, LOC Bank One, NA,
VRDN (a)(d)

(Midwest Acoust-A-Fiber,          320,000                          320,000
Inc.) Series 1989 I, 3.6%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(Morrow Macke Realty) Series      400,000                          400,000
1988 C, 3.6%, LOC Bank One,
NA, VRDN (a)(d)

(Plasticos Co.) Series 1989       395,000                          395,000
III A, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Prentke Romich) Series 1989      50,000                           50,000
III, 3.6%, LOC Nat'l.  City
Bank, VRDN (a)(d)

(Samuel and Annie Shuman)         100,000                          100,000
Series 1989 III A, 3.6%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(SBD Properties Co.) Series       155,000                          155,000
1986 L, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Southwest Fin. Svcs.) Series     60,000                           60,000
1986 J, 3.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Ind. Dev. Rev.: -
continued

(Standby Screw) Series 1991      $ 550,000                        $ 550,000
IA, 3.6%, LOC Nat'l. City
Bank, VRDN (a)(d)

(Steubenville Area) Series        285,000                          285,000
1988 II, 3.6%, LOC PNC Bank
NA, VRDN (a)(d)

(United Steel Svc.) Series        405,000                          405,000
1988 J, 3.6%, LOC Bank One,
NA, VRDN (a)(d)

(VRE, Inc.) Series 1988 F,        130,000                          130,000
3.6%, LOC Bank One, NA, VRDN
(a)(d)

(Walker-Williams Lumber Co.)      770,000                          770,000
Series 1989 III A, 3.6%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(Wooster Iron Metal Co.)          145,000                          145,000
Series 1988 R, 3.6%, LOC
Bank One, NA, VRDN (a)(d)

Ohio Poll. Cont. Rev. (Sohio      2,300,000                        2,300,000
Air Proj./ British Petroleum
Co., Inc.) Series 1995,
3.5%, VRDN (a)

Ohio School District Cash         4,173,000                        4,202,753
Flow Borrowing Prog. Ctfs.
of Prtn. TAN 4.14% 6/30/00
(BPA Ohio Hwy. Cap. Impt.)
(f)

Ohio Solid Waste Rev.             1,500,000                        1,500,000
(British Petroleum
Exploration &  Oil, Inc.
Proj.) 3.5%, VRDN (a)(d)

Ohio Spl. Oblig. Bonds            1,000,000                        1,005,939
(Elementary & Secondary Ed.
Cap.  Facilities) Series B,
4.55% 12/1/99

Ohio State Univ. Rev.:

3.1% 9/16/99, CP                  3,000,000                        3,000,000

3.2% 7/22/99, CP                  5,500,000                        5,500,000

3.2% 9/16/99, CP                  3,500,000                        3,500,000

3.3% 8/26/99, CP                  4,000,000                        4,000,000

4.45% 7/7/99, CP                  3,700,000                        3,700,000

Ohio Tpk. Commission              3,800,000                        3,800,000
Participating VRDN 3.63%
(Liquidity Facility Societe
Generale, France) (a)(e)

Ohio Wtr. Dev. Auth. Solid        3,900,000                        3,900,000
Waste Disp. Rev. (American
Steel & Wire Corp.) 3.95%,
LOC Bank of America Nat'l.
Trust & Savings Assoc., VRDN
(a)(d)

Orange City School District       2,000,000                        2,000,875
BAN 3.46% 8/18/99

Oregon City Gen. Oblig. BAN       4,400,000                        4,410,034
Series 1999 I, 3.5% 5/4/00

Port Auth. for Columbiana         5,000,000                        5,000,000
County (Polar Minerals, Inc.
Proj.) 3.8%, LOC Nat'l. City
Bank, VRDN (a)(d)

Portage Ind. Dev. Rev.            3,000,000                        3,000,000
(Mantaline Corp. Proj.)
3.75%,  LOC Nat'l. City
Bank, VRDN (a)(d)

Richland County Ind. Dev. Rev.:

(Carton Svc., Inc. Proj.)         1,210,000                        1,210,000
Series 1996, 3.8%, LOC
Nat'l.  City Bank, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Richland County Ind. Dev.
Rev.: - continued

(Sabin Robbins Paper Co.)        $ 2,800,000                      $ 2,800,000
Series 1997, 3.7%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

Sandusky Gen. Oblig. BAN          2,100,000                        2,101,816
3.875% 9/16/99

Springdale Gen. Oblig. BAN        2,000,000                        2,000,904
(Street Impt.) 3.75% 9/17/99

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        3,170,000                        3,170,000
3.75%, LOC Key Bank, NA,
VRDN (a)(d)

(Kidd Dev. Proj.) 3.72%, LOC      3,700,000                        3,700,000
Bank One, NA, VRDN (a)(d)

(Liquid Cont. Corp. Proj.)        280,000                          280,000
Series 1987, 3.67%, LOC Bank
One, NA, VRDN (a)(d)

Summit County Civic               3,880,000                        3,880,000
Facilities Rev. (YMCA of
Akron)  3.6%, LOC Key Bank,
NA, VRDN (a)

Summit County Ind. Dev. Rev.:

Bonds:

(Kuchar Proj.) 3.85%, tender      380,000                          380,000
10/1/99, LOC  Bank One, NA
(d)

(SGS Tool Co. Proj.) 3.7%,        650,000                          650,000
tender 10/1/99, LOC  Bank
One, NA (d)

(Commercial Alloys Corp.)         4,125,000                        4,125,000
3.72%, LOC Star Bank NA,
VRDN (a)(d)

(Hampshire Properties) 3.67%,     920,000                          920,000
LOC Key Bank, NA, VRDN (a)(d)

(Kaiser Dev. Proj.) 3.72%,        800,000                          800,000
LOC Bank One, NA, VRDN (a)(d)

(Keltec, Inc. Proj.) Series       290,000                          290,000
1987, 3.67%, LOC Bank One,
NA, VRDN (a)(d)

(Kuchar Proj.) Series 1987,       785,000                          785,000
3.67%, LOC Bank One, NA,
VRDN (a)(d)

(Mannix County Proj.) Series      1,600,000                        1,600,000
1987, 3.67%, LOC  Bank One,
NA, VRDN (a)(d)

(SGS Tool Co. Proj.) 3.8%,        4,000,000                        4,000,000
LOC Nat'l. City Bank, VRDN
(a)(d)

(Summit Plastic Co. Proj.)        2,720,000                        2,720,000
3.8%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Triumph Hldgs. Proj.) 3.8%,      1,750,000                        1,750,000
LOC Nat'l. City Bank, VRDN
(a)(d)

Toledo Wtrwks. Rev. Rfdg. &       1,000,000                        1,000,000
Impt. Bonds 3.2% 11/15/99
(FGIC Insured)

Toledo-Lucas County Port          3,500,000                        3,500,000
Auth. Rev. (P & G Industries
Proj.) 3.8%, LOC Nat'l. City
Bank, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Trumbull County Health Care      $ 3,200,000                      $ 3,200,000
Facilities Rev. (Shepard of
the Valley Retire Howland
Proj.) Series 1998, 3.65%,
LOC Nat'l. City Bank, VRDN
(a)

Trumbull County Ind. Dev.         1,400,000                        1,400,000
Rev. (McDonald Steel Corp.)
Series 1990, 3.75%, LOC PNC
Bank NA, VRDN (a)(d)

Union County Gen. Oblig. BAN      1,850,000                        1,854,447
3.61% 6/15/00

Van Wert County Ind. Dev.         2,190,000                        2,190,000
Rev. (Toledo Molding & Die,
Inc.) Series 1994, 3.72%,
LOC Bank One, NA, VRDN (a)(d)

Village of Indian Hill            5,000,000                        5,000,000
Economic Dev. Rev. Series
1999,  3.67%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Wadsworth Central School          2,500,000                        2,501,276
District BAN 3.47% 8/10/99

Walnut Hills High School          3,000,000                        3,000,000
Alumni Foundation Series
1998, 3.67%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)

Wood County Ind. Dev. Rev.        1,225,000                        1,225,000
(TL Industries & AMPP, Inc.
Proj.) 3.8%, LOC Nat'l. City
Bank, VRDN (a)(d)

                                                                   433,318,637

                                 SHARES

OTHER - 0.2%

Municipal Central Cash Fund       764,240                          764,240
(b)(c)

TOTAL INVESTMENT IN                                              $ 434,082,877
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 434,082,877

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

CP - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.43%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $57,000 of which $1,000, $50,000 and $6,000 will expire on December 31, 2003, 2004 and 2005, respectively.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 434,082,877
value -  See accompanying
schedule

Receivable for investments                  5,016,883
sold

Receivable for fund shares                  3,373,016
sold

Interest receivable                         3,484,570

Prepaid expenses                            8,664

 TOTAL ASSETS                               445,966,010

LIABILITIES

Payable to custodian bank      $ 68,378

Payable for investments         3,000,000
purchased Regular delivery

 Delayed delivery               8,212,354

Payable for fund shares         2,138,048
redeemed

Distributions payable           10,806

Accrued management fee          138,486

Other payables and accrued      89,316
expenses

 TOTAL LIABILITIES                          13,657,388

NET ASSETS                                 $ 432,308,622

Net Assets consist of:

Paid in capital                            $ 432,378,575

Accumulated undistributed net               (69,953)
realized  gain (loss) on
investments

NET ASSETS, for 432,378,575                $ 432,308,622
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($432,308,622
(divided by) 432,378,575
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      1999 (UNAUDITED)

INTEREST  INCOME                           $ 6,823,316

EXPENSES

Management fee                 $ 807,163

Transfer agent fees             296,662

Accounting fees and expenses    40,042

Non-interested trustees'        656
compensation

Custodian fees and expenses     11,973

Registration fees               29,747

Audit                           14,132

Legal                           1,205

Miscellaneous                   8,663

 Total expenses before          1,210,243
reductions

 Expense reductions             (9,021)     1,201,222

NET INTEREST INCOME                         5,622,094

REALIZED AND UNREALIZED GAIN                (13,279)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                  (1,113)
unrealized gain from
accretion of discount

NET GAIN (LOSS)                             (14,392)

NET INCREASE (DECREASE) IN                 $ 5,607,702
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian               $ 2,436
credits

 Transfer agent credits                     6,585

                                           $ 9,021

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 5,622,094                $ 11,431,339

 Net realized gain (loss)         (13,279)                   28,157

 Increase (decrease) in net       (1,113)                    1,113
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       5,607,702                  11,460,609
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,622,094)                (11,431,339)
from net interest income

Share transactions at net         589,869,468                810,566,785
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  5,454,514                  11,050,236
distributions from net
interest income

 Cost of shares redeemed          (563,737,559)              (785,381,253)

 NET INCREASE (DECREASE) IN       31,586,423                 36,235,768
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       31,572,031                 36,265,038
IN NET ASSETS

NET ASSETS

 Beginning of period              400,736,591                364,471,553

 End of period                   $ 432,308,622              $ 400,736,591


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED  JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                      1998                     1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000    $ 1.000    $ 1.000
period

Income from Invest- ment          .013                             .030                     .032       .030       .034
Operations Net interest
income

Less Distributions

From net interest income          (.013)                           (.030)                   (.032)     (.030)     (.034)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 1.33%                            3.09%                    3.29%      3.08%      3.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 432,309                        $ 400,737                $ 364,472  $ 327,593  $ 296,220
(000 omitted)

Ratio of expenses to average      .58% A                           .58%                     .59%       .60%       .61%
net assets

Ratio of expenses to average      .57% A, D                        .57% D                   .59%       .59% D     .61%
net assets after expense
reductions

Ratio of net interest income      2.67% A                          3.05%                    3.24%      3.03%      3.42%
to average net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Invest- ment          .025
Operations Net interest
income

Less Distributions

From net interest income          (.025)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 301,691
(000 omitted)

Ratio of expenses to average      .57%
net assets

Ratio of expenses to average      .57%
net assets after expense
reductions

Ratio of net interest income      2.48%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Ohio. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ( the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. When-issued securities that have been

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES -
CONTINUED

purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $20,787,195 and $19,908,572, respectively.

The market value of futures contracts opened and closed during the period amounted to $18,822,368 and $18,634,227, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate for each fund is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees for each fund were equivalent to annualized rates of 0.38% of average net assets.

SUB-ADVISER FEE. As the income (effective January 1, 1999) and the money market funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for the money market fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of 0.08% and 0.14% of average net assets for the income fund and the money market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $17,327 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the funds' expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each fund's Statement of Operations.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc., (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
George A. Fischer, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

OFF-SANN-0899  82016
1.705575.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service Telephone   1-800-544-5555
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDLIETY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
PENNSYLVANIA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN PENNSYLVANIA
MUNICIPAL INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The managers' review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        18  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                 22  How the fund has done over
                                 time.

 FUND TALK                   24  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          26  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 27  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        33  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        37  Notes to the financial
                                 statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME     -1.21%         1.99%        36.93%        101.38%

LB Pennsylvania Municipal Bond  -0.61%         2.74%        39.24%        n/a

Pennsylvania Municipal Debt     -1.34%         1.25%        34.94%        94.83%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME       1.99%        6.49%         7.25%

LB Pennsylvania Municipal Bond    2.74%        6.85%         n/a

Pennsylvania Municipal Debt       1.25%        6.17%         6.89%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1989/06/30      10000.00                    10000.00
  1989/07/31      10096.32                    10136.10
  1989/08/31      10001.14                    10036.87
  1989/09/30       9968.39                    10006.96
  1989/10/31      10105.89                    10129.34
  1989/11/30      10225.36                    10306.61
  1989/12/31      10297.72                    10390.91
  1990/01/31      10240.84                    10341.77
  1990/02/28      10331.55                    10433.81
  1990/03/31      10333.24                    10436.94
  1990/04/30      10181.47                    10361.37
  1990/05/31      10435.63                    10587.56
  1990/06/30      10530.53                    10680.63
  1990/07/31      10668.05                    10837.63
  1990/08/31      10513.52                    10680.27
  1990/09/30      10566.64                    10686.36
  1990/10/31      10719.15                    10880.21
  1990/11/30      10949.16                    11099.01
  1990/12/31      11039.02                    11147.29
  1991/01/31      11182.61                    11296.89
  1991/02/28      11247.17                    11395.17
  1991/03/31      11271.82                    11399.27
  1991/04/30      11448.81                    11550.88
  1991/05/31      11585.35                    11653.57
  1991/06/30      11527.74                    11642.03
  1991/07/31      11699.80                    11783.83
  1991/08/31      11860.46                    11939.03
  1991/09/30      11998.33                    12094.47
  1991/10/31      12101.98                    12203.32
  1991/11/30      12134.52                    12237.37
  1991/12/31      12418.13                    12499.98
  1992/01/31      12451.63                    12528.48
  1992/02/29      12458.33                    12532.49
  1992/03/31      12457.40                    12537.13
  1992/04/30      12588.01                    12648.71
  1992/05/31      12745.16                    12797.58
  1992/06/30      12950.71                    13012.33
  1992/07/31      13358.13                    13402.44
  1992/08/31      13218.93                    13271.76
  1992/09/30      13289.70                    13358.56
  1992/10/31      13085.43                    13227.25
  1992/11/30      13397.32                    13464.15
  1992/12/31      13549.90                    13601.62
  1993/01/31      13728.40                    13759.80
  1993/02/28      14266.68                    14257.49
  1993/03/31      14104.13                    14106.79
  1993/04/30      14241.48                    14249.13
  1993/05/31      14328.58                    14329.21
  1993/06/30      14571.19                    14568.37
  1993/07/31      14553.34                    14587.45
  1993/08/31      14918.55                    14891.16
  1993/09/30      15137.88                    15060.77
  1993/10/31      15145.47                    15089.84
  1993/11/30      15016.11                    14956.90
  1993/12/31      15335.79                    15272.64
  1994/01/31      15535.68                    15447.05
  1994/02/28      15158.46                    15046.97
  1994/03/31      14491.47                    14434.26
  1994/04/30      14566.91                    14556.66
  1994/05/31      14730.89                    14682.87
  1994/06/30      14706.61                    14593.16
  1994/07/31      14943.68                    14860.65
  1994/08/31      14994.77                    14912.07
  1994/09/30      14782.14                    14693.16
  1994/10/31      14527.76                    14432.21
  1994/11/30      14182.22                    14171.27
  1994/12/31      14563.52                    14483.18
  1995/01/31      15009.69                    14897.11
  1995/02/28      15463.78                    15330.32
  1995/03/31      15682.30                    15506.46
  1995/04/30      15728.90                    15524.76
  1995/05/31      16149.11                    16020.16
  1995/06/30      15991.19                    15880.78
  1995/07/31      16131.22                    16031.33
  1995/08/31      16301.79                    16234.61
  1995/09/30      16485.17                    16337.37
  1995/10/31      16686.86                    16574.92
  1995/11/30      16948.93                    16849.90
  1995/12/31      17102.84                    17011.82
  1996/01/31      17271.50                    17140.26
  1996/02/29      17145.91                    17024.57
  1996/03/31      16910.31                    16806.99
  1996/04/30      16833.56                    16759.43
  1996/05/31      16807.65                    16752.73
  1996/06/30      16975.25                    16935.16
  1996/07/31      17129.15                    17089.27
  1996/08/31      17135.63                    17085.17
  1996/09/30      17338.76                    17324.36
  1996/10/31      17527.62                    17520.30
  1996/11/30      17849.48                    17840.92
  1996/12/31      17789.70                    17765.99
  1997/01/31      17813.37                    17799.57
  1997/02/28      17965.03                    17962.97
  1997/03/31      17730.43                    17723.52
  1997/04/30      17853.41                    17871.87
  1997/05/31      18082.44                    18140.66
  1997/06/30      18257.41                    18333.86
  1997/07/31      18764.87                    18841.71
  1997/08/31      18576.39                    18665.16
  1997/09/30      18787.79                    18886.72
  1997/10/31      18879.32                    19008.16
  1997/11/30      18968.74                    19119.93
  1997/12/31      19273.15                    19398.89
  1998/01/31      19471.99                    19599.08
  1998/02/28      19452.52                    19604.96
  1998/03/31      19435.57                    19622.21
  1998/04/30      19345.07                    19533.72
  1998/05/31      19619.11                    19842.94
  1998/06/30      19745.91                    19921.12
  1998/07/31      19747.72                    19971.12
  1998/08/31      20060.44                    20279.67
  1998/09/30      20335.55                    20532.36
  1998/10/31      20318.55                    20531.95
  1998/11/30      20354.88                    20604.02
  1998/12/31      20384.32                    20655.94
  1999/01/31      20668.06                    20901.54
  1999/02/28      20520.65                    20810.20
  1999/03/31      20541.83                    20839.12
  1999/04/30      20597.30                    20891.01
  1999/05/31      20446.78                    20770.05
  1999/06/30      20137.97                    20470.96
IMATRL PRASUN   SHR__CHT 19990630 19990712 115908 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $20,138 - a 101.38% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,471 - a 104.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS


                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  1999                       1998                      1997   1996    1995    1994

Dividend returns  2.16%                      4.55%                     4.99%  5.01%   6.52%   5.73%

Capital returns   -3.37%                     1.22%                     3.35%  -0.99%  10.92%  -10.77%

Total returns     -1.21%                     5.77%                     8.34%  4.02%   17.44%  -5.04%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.92(cents)   23.74(cents)   48.00(cents)

Annualized dividend rate      4.54%         4.45%          4.43%

30-day annualized yield       4.41%         -              -

30-day annualized             7.09%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.51 over the past one month, $10.75 over the past six months and $10.83 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1999 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a surge in municipal bond
prices on the last day of the period
following the Federal Reserve Board's
widely anticipated quarter point
increase - from 4.75% to 5.00% -
in the federal funds rate, or overnight
bank-lending level, the municipal bond
market was hard-hit by a continuous
sell-off during the six-month period that ended June 30, 1999. Although retail investors provided support in the municipal bond market with periods of active buying, and new-issue supply was down from last year, institutional investors remained on the sidelines, putting pressure on prices, which move inversely to bond yields. While municipal bonds outperformed taxable bonds over the six-month period, the Lehman Brothers
Municipal Bond Index - an index
of approximately 50,000
investment-grade, fixed-rate tax-exempt
bonds - declined 0.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable-bond
performance - fell 1.37%. In
general, the period was characterized
by uncertainty as investors adopted a
wait-and-see approach regarding
the Fed's next move and the release of
major economic reports that could
provide some clues about the future
direction of interest rates. Nevertheless, municipal bond prices received a lift on the last day of the period, as the Fed shifted its monetary policy stance from a tightening bias to a neutral stance, meaning its next move is as likely to keep interest rates unchanged as it is to increase them.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past six months, rising interest rates caused the fund to post a negative return, although it outpaced its peers. For the six-month period ending June 30, 1999, the fund had a total return of -1.21%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned -1.34% during the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.61% for the same six-month period. For the 12-month period that ended June 30, 1999, the fund had a total return of 1.99%. That return compared to the Pennsylvania municipal debt funds average's 1.25% return and the Lehman Brothers index's 2.74% return for the same 12-month period.

Q. WHAT HELPED THE FUND'S PERFORMANCE OUTPACE ITS PEERS?

A. In keeping with Fidelity's investment approach, I kept the fund's duration - which measures its sensitivity to interest-rate changes - in line with the Pennsylvania municipal market as a whole, as reflected by the Lehman Brothers Pennsylvania Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road because I don't believe that anyone can do so with any accuracy over time. Entering 1999, some funds in the peer group had extended to relatively long durations - meaning they were more sensitive to interest-rate changes. When rates moved higher in response to stronger-than-expected economic growth and growing inflationary fears, increased interest-rate sensitivity worked against longer-duration funds.

Q. WERE THERE OTHER POSITIVES FOR THE FUND'S PERFORMANCE COMPARED TO
ITS PEERS?

A. The fund had a relatively small weighting in hospital bonds, which were poor performers during the past six months. Cutbacks in federally funded health care programs and increased competitive forces put pressure on hospitals across the state - particularly in Philadelphia
- which is marked by too many unfilled hospital beds. My approach in selecting health care organizations is to concentrate on hospitals that have a more advantageous competitive position.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Intermediate-term bonds, those with maturities of between five and 15 years, were the main disappointment during the period, suffering from reduced demand. Despite their disappointing recent performance, I continued to emphasize intermediate-maturity bonds because, based on Fidelity's quantitative models, they offered the most attractive value for their given interest-rate sensitivity, and I believed they would post strong performance over the longer term.

Q. HOW DID YOU POSITION THE FUND IN TERMS OF CREDIT QUALITY?

A. Over two-thirds of the fund's investments were in high-quality insured bonds at the end of the period. Municipal bond insurance, which is underwritten by private insurers, guarantees the timely payment of interest and principal and, as a result, garners AAA quality ratings for the insured sector. Insured bonds have been attractive largely because the market has been priced so that I don't have to give up much yield for buying insured bonds rather than lower-quality bonds. Shareholders should remember that insured bonds rise and fall in value in response to changes in interest rates, supply, demand and other factors.

Q. CHRISTINE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. Recently, the direction of interest rates has been the main factor that determined the relative performance of municipal bonds by influencing supply and demand in the market. Municipals have lagged Treasuries when interest rates declined and have outperformed Treasuries when interest rates have risen. The supply of municipals has been reduced so far in 1999 compared to the first six months of 1998 as higher rates prompted issuers to cut back their refinancing and new-issue activity. Although the Federal Reserve Board may continue to raise interest rates, demand for municipals should be solid as investors seek attractive yields on a tax-equivalent basis.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income tax by investing
normally in investment-grade
municipal securities

FUND NUMBER: 402

TRADING SYMBOL: FPXTX

START DATE: August 6, 1986

SIZE: as of June 30, 1999,
more than $263 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is how
they will impact the credit quality
of various issuers. Fidelity's
research team asks issuers a
number of things, including how
vulnerable they believe they are to
potential problems, what their
short-term contingency plans are
in the event of any problems and
what long-term solutions they've
developed. What we've found so far
is that there are varying degrees of
sophistication among issuers,
with some much more poised to
deal with potential problems than
others. That's why we carefully
consider Y2K-related issues as
one of the many factors in our
routine security selection
process."

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JUNE
30, 1999

                              % OF FUND'S INVESTMENTS JUNE  % OF FUND'S INVESTMENTS  IN
                              30, 1999                      THESE SECTORS  6 MONTHS AGO

General Obligations            32.0                          34.9

Water & Sewer                  12.3                          12.1

Health Care                    11.9                          16.2

Escrowed/Pre-Refunded          10.4                          7.8

Transportation                 9.1                           5.2

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 1999

                                                             6 MONTHS AGO

Years                          11.2                          11.1


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 1999

                                     6 MONTHS AGO

Years                          6.3   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JUNE 30, 1999

Aaa 68.9%
Aa, A 19.8%
Baa 7.8%
Not Rated 0.9%
Short-term
investments 2.6%

Row: 1, Col: 1, Value: 68.90000000000001
Row: 1, Col: 2, Value: 19.8
Row: 1, Col: 3, Value: 7.8
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 2.6


AS OF DECEMBER 31, 1998

Aaa 66.0%
Aa, A 21.3%
Baa 8.4%
Not Rated 0.9%
Short-term
investments 3.4%

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 21.3
Row: 1, Col: 3, Value: 8.4
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 3.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 97.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - 96.6%

Abington School District          Aaa       $ 4,000,000                     $ 3,790,880
Rfdg. 5.125% 5/15/26 (FGIC
Insured)

Allegheny County Arpt. Rev.
Rfdg.:

(Pittsburgh Int'l. Arpt.)
Series A:

5.75% 1/1/08 (MBIA Insured)       Aaa        1,000,000                       1,046,570
(c)

5.75% 1/1/11 (MBIA Insured)       Aaa        2,450,000                       2,545,134
(c)

5.75% 1/1/12 (MBIA Insured)       Aaa        4,000,000                       4,195,160
(c)

5.75% 1/1/14 (MBIA Insured)       Aaa        3,000,000                       3,125,370
(c)

Allegheny County Higher Ed.       Aaa        400,000                         449,968
Bldg. Auth. Univ. Rev.
(Duquesne Univ. Proj.) 6.5%
3/1/10 (AMBAC Insured)

Allegheny County Hosp. Dev.
Auth. Rfdg.:

(Univ. of Pittsburgh Health       Aaa        2,845,000                       2,923,095
Ctr.) Series A, 5.55% 4/1/12
(MBIA Insured)

(UPMC Health Sys.) Series A:

4.625% 8/1/13 (MBIA Insured)      Aaa        3,885,000                       3,625,909

4.625% 8/1/14 (MBIA Insured)      Aaa        4,060,000                       3,756,840

Allegheny County Ind. Dev.        -          2,205,000                       2,337,697
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Allegheny County Residential      Aaa        885,000                         916,471
Fin. Auth. Mtg. Rev. (Single
Family) Series M, 7.95%
6/1/23, LOC Govt. Nat'l.
Mortgage Assoc. (c)

Allegheny County San. Auth.       Aaa        2,260,000                       1,124,101
Swr. Rev. 0% 12/1/12 (FGIC
Insured) (Escrowed to
Maturity) (d)

Bethlehem Area School             Aaa        3,500,000                       3,400,880
District Rfdg. 5% 9/1/15
(FGIC Insured)

Central Bucks School District     Aa3        1,215,000                       1,259,250
5.25% 5/15/05

Chester County Health & Ed.       Aaa        600,000                         601,344
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.)
 Series B, 5% 5/15/08 (AMBAC
Insured)

Delaware County Auth. Hosp.
Rev.  (Crozer-Chester Med.
Ctr.):

6% 12/15/09                       Baa2       1,500,000                       1,528,515

6% 12/15/20                       Baa2       2,700,000                       2,715,120

Delaware County Gen. Oblig.       Aa3        2,200,000                       2,261,138
Rfdg. 5.3% 11/15/01

Harrisburg Auth. Rev. (Pooled     Aaa        3,000,000                       3,065,550
Bond Prog.)  Series I,
5.625% 4/1/15 (MBIA Insured)

Keystone Oaks School District     Aaa        5,900,000                       6,273,352
Series C, 5.829% 9/1/16
(AMBAC Insured)
(Pre-Refunded to 9/4/02 @
102) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Lehigh County Gen. Purp.          Aaa       $ 1,000,000                     $ 944,790
Auth. (Lehigh Valley Health
Network) Series A, 5% 7/1/18
 (MBIA Insured)

Meadville Gen. Oblig. Rfdg.       Aaa        3,210,000                       3,370,596
Series B, 6% 10/1/05 (AMBAC
Insured) (Escrowed to
Maturity) (d)

Montgomery County Higher Ed.
& Health Auth. Rev. Rfdg.
(Healthcare-Holy Redeemer
Health) Series A:

5.5% 10/1/05 (AMBAC Insured)      Aaa        2,240,000                       2,337,843

5.5% 10/1/08 (AMBAC Insured)      Aaa        1,000,000                       1,036,790

Northampton County Gen.           Aa3        4,575,000                       4,432,214
Oblig.  5.125% 8/15/19

Northumberland County Auth.       Aaa        1,000,000                       563,660
Commonwealth Lease Rev.
(Cap. Appreciation)
(Correctional Fac.) 0%
10/15/10 (MBIA Insured)
(Escrowed to Maturity) (d)

Pennsbury School District:

Rfdg. 6% 8/15/05 (FGIC            Aaa        1,605,000                       1,722,261
Insured)

6.8% 8/15/14 (FGIC Insured)       Aaa        1,025,000                       1,131,457
(Pre-Refunded to 8/15/04 @
100) (d)

Pennsylvania Convention Ctr.
Auth. Rev. Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        9,150,000                       10,003,146

6.7% 9/1/14 (MBIA Insured)        Aaa        3,965,000                       4,390,960

6.75% 9/1/19 (MBIA Insured)       Aaa        2,670,000                       2,960,282

Pennsylvania Gen. Oblig.:

(Cap. Appreciation) 2nd           Aaa        1,770,000                       1,198,379
Series, 0% 7/1/07 (AMBAC
Insured)

1st Series, 6.125% 9/15/03        Aa3        5,000,000                       5,292,200

2nd Series:

5.6% 7/1/02                       Aa3        1,000,000                       1,038,050

6.25% 7/1/11                      Aa3        1,200,000                       1,322,244

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.:

(RIDC Reg'l.                      AA-        1,000,000                       1,069,600
Growth/Carnegie-Mellon
Univ.) 6% 11/1/05

(Univ. of Pennsylvania):

Series A:

5.9% 9/1/15                       Aa2        1,200,000                       1,253,064

6.5% 9/1/02                       Aa2        2,750,000                       2,925,588

6.5% 9/1/04                       Aa2        2,650,000                       2,892,926

7% 9/1/01                         Aa2        2,000,000                       2,115,660

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.: - continued

(Univ. of Pennsylvania): -
continued

Series B:

6.5% 9/1/02                       Aa2       $ 1,950,000                     $ 2,074,508

6.5% 9/1/04                       Aa2        2,100,000                       2,292,507

7% 9/1/05                         Aa2        2,000,000                       2,256,600

Pennsylvania Hsg. Fin. Agcy.:

(Single Family Mtg.):

Series 51, 5.65% 4/1/20 (c)       Aa2        2,185,000                       2,212,116

Series 52 B, 5.55% 10/1/12 (c)    Aa         1,570,000                       1,595,057

Series 53 A, 5.4% 10/1/27 (c)     Aa         1,000,000                       1,013,920

Rfdg. (Single Family Mtg.)        Aa2        1,735,000                       1,757,173
Series 54 A, 5.375% 10/1/28
(c)

6.1% 10/1/13 (c)                  Aa         5,000,000                       5,159,550

Pennsylvania Ind. Dev. Auth.
Rev. (Econ. Dev.):

5.8% 1/1/08 (AMBAC Insured)       Aaa        2,000,000                       2,114,120

5.8% 7/1/09 (AMBAC Insured)       Aaa        1,295,000                       1,368,815

7% 7/1/06 (AMBAC Insured)         Aaa        1,000,000                       1,127,390

7% 1/1/07 (AMBAC Insured)         Aaa        1,500,000                       1,692,525

7% 7/1/07 (AMBAC Insured)         Aaa        2,650,000                       3,008,943

Pennsylvania
Intergovernmental Coop.
Auth.  Spl. Tax Rev. Rfdg.
(Philadelphia Fdg. Prog.):

5% 6/15/01 (FGIC Insured)         Aaa        1,000,000                       1,015,300

5.25% 6/15/17 (FGIC Insured)      Aaa        2,500,000                       2,456,850

Pennsylvania Tpk. Commission
Tpk. Rev.:

Series J, 7.15% 12/1/11 (FGIC     Aaa        1,000,000                       1,087,200
Insured) (Pre-Refunded to
12/1/01 @ 102) (d)

Series L, 6.25% 6/1/11 (AMBAC     Aaa        3,000,000                       3,151,380
Insured)

Philadelphia Arpt. Rev. Rfdg.
(Philadelphia  Arpt. Sys.)
Series A:

5.375% 6/15/11 (FGIC Insured)     Aaa        3,770,000                       3,797,747
(c)

6% 6/15/08 (FGIC Insured) (c)     Aaa        3,000,000                       3,199,170

Philadelphia Gas Works Rev.
Rfdg. 14th Series A:

6.375% 7/1/26                     Baa2       4,000,000                       4,274,200

6.375% 7/1/26 (Pre-Refunded       Baa2       1,905,000                       2,069,554
to  7/1/03 @ 102) (d)

Philadelphia Gen. Oblig.          Aaa        8,000,000                       8,191,920
Rfdg. Series A,  5.125%
5/15/03 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. Rfdg. (Philadelphia
Hosp.):

6.05% 7/1/04 (Escrowed to         Baa3      $ 2,500,000                     $ 2,665,600
Maturity) (d)

6.15% 7/1/05 (Escrowed to         Baa3       2,100,000                       2,262,939
Maturity) (d)

6.25% 7/1/06 (Escrowed to         Baa3       2,600,000                       2,829,554
Maturity) (d)

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Health
Sys. Rev. (Jefferson Health
Sys.) Series A:

5% 5/15/09                        A1         1,500,000                       1,468,320

5.5% 5/15/08                      A1         1,000,000                       1,029,060

Philadelphia Ind. Dev. Auth.      Aaa        3,000,000                       2,841,120
Arpt. Rev. (Philadelphia
Arpt. Sys. Proj.) Series A,
5% 7/1/15 (FGIC Insured) (c)

Philadelphia Muni. Auth. Rev.     Aaa        1,000,000                       545,580
(Cap. Appreciation) (Muni.
Svcs. Bldg. Lease) 0%
3/15/11 (FSA Insured)

Philadelphia School District:

Rfdg. Series A, 5% 4/1/06         Aaa        5,505,000                       5,595,337
(AMBAC Insured)

Series A 2, 4.5% 4/1/23 (MBIA     Aaa        2,000,000                       1,724,520
Insured)

Series B, 5.375% 4/1/27           Aaa        5,000,000                       4,947,050
(AMBAC Insured)

Philadelphia Wtr. & Swr. Rev.     Aaa        5,300,000                       3,352,144
(Cap. Appreciation) 14th
Series, 0% 10/1/08  (MBIA
Insured)

Philadelphia Wtr. & Wastewtr.
Rev.:

Rfdg.:

5.5% 6/15/03 (FGIC Insured)       Aaa        1,500,000                       1,556,865

5.5% 6/15/15 (FSA Insured)        Aaa        3,000,000                       3,027,900

5.75% 6/15/13 (MBIA Insured)      Aaa        4,400,000                       4,564,472

6.75% 8/1/04 (MBIA Insured)       Aaa        2,085,000                       2,292,833

6.75% 8/1/05 (MBIA Insured)       Aaa        3,110,000                       3,454,868

Pittsburgh Gen. Oblig.:

Rfdg. Series D, 5% 9/1/10         Aaa        2,000,000                       1,992,300
(FGIC Insured)

Series B, 5.5% 9/1/12 (AMBAC      Aaa        3,965,000                       4,040,613
Insured)

Pittsburgh School District
(Cap. Appreciation) Series C:

0% 8/1/07 (AMBAC Insured)         Aaa        2,610,000                       1,759,949

0% 8/1/08 (AMBAC Insured)         Aaa        2,000,000                       1,273,180

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev. Rfdg.:

(Cap. Appreciation) Series A,     Aaa       $ 3,300,000                     $ 2,604,030
0% 9/1/04 (FGIC Insured)
(Escrowed to Maturity) (d)

Series A:

4.75% 9/1/16 (FGIC Insured)       Aaa        3,000,000                       2,754,510

6.5% 9/1/13 (FGIC Insured)        Aaa        10,000,000                      11,353,198

6.5% 9/1/14 (FGIC Insured)        Aaa        1,000,000                       1,067,230
(Pre-Refunded to 9/1/01 @
102) (d)

Scranton-Lackawanna Health &      Aaa        3,375,000                       3,471,761
Welfare Auth. Rev. Rfdg.
(Cmnty. Med. Ctr. Proj.)
5.5% 7/1/12 (MBIA Insured)

Southeastern Pennsylvania
Trans. Auth. Spl. Rev.:

Series A:

5.25% 3/1/18 (FGIC Insured)       Aaa        1,000,000                       980,030

6.5% 3/1/03 (FGIC Insured)        Aaa        145,000                         155,162
(Escrowed to Maturity) (d)

6.5% 3/1/04 (FGIC Insured)        Aaa        1,400,000                       1,514,520

6.5% 3/1/04 (FGIC Insured)        Aaa        85,000                          92,059
(Escrowed to Maturity) (d)

5.35% 3/1/09 (FGIC Insured)       Aaa        4,000,000                       4,100,880

Wilkens Area Ind. Dev. Auth.      Aaa        1,500,000                       1,492,875
Rev. Rfdg. (Fairview
Extended Care) Series B,
4.55% 1/1/21  (MBIA
Insured), LOC BankBoston NA

Wyoming Ind. Dev. Auth. Poll.     Aa2        5,000,000                       5,199,800
Cont.  Rev. Rfdg. (Proctor &
Gamble Paper Proj.) 5.55%
5/1/10

York County Solid Waste &         Aaa        5,000,000                       5,169,200
Refuse Auth. Solid Waste
Sys. Rev. Rfdg. 5.25%
12/1/05  (FGIC Insured)

                                                                             253,040,058

PUERTO RICO - 0.8%

Puerto Rico Commonwealth Pub.     Baa1       1,000,000                       989,750
Impt. Rfdg. 5.375% 7/1/25

Puerto Rico Commonwealth          Baa        1,000,000                       1,027,550
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

                                                                             2,017,300

TOTAL MUNICIPAL BONDS                                                        255,057,358
(Cost $250,672,751)



MUNICIPAL NOTES - 2.6%

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - 2.6%

Philadelphia Ind. Dev. Rev.     $ 1,300,000                      $ 1,300,000
(Institute for Cancer
Research Fox Chase Proj.)
Series A, 3.45%, LOC Morgan
Guaranty  Trust Co., NY,
VRDN (b)

Pittsburgh Gen. Oblig.           1,500,000                        1,500,000
Participating VRDN Series SG
71, 3.77% (Liquidity
Facility Societe Generale,
France) (b)(e)

Schuylkill County Ind. Dev.      600,000                          600,000
Auth. Resource Recovery Rev.
Rfdg. (Northeastern Pwr. Co.
Proj.) Series 1997 B, 3.5%,
LOC Cr. Local de France,
VRDN (b)(c)

South Fork Muni. Auth. Hosp.     700,000                          700,000
Rev. (Conemaugh Health Ctr.)
Series A, 3.85% (MBIA
Insured), LOC Cr. Swiss
First Boston, Inc., LOC CS
First Boston Corp., VRDN (b)

Westmoreland County Ind. Dev.    2,700,000                        2,639,331
Auth. Rev. Bonds (Nat'l.
Waste & Energy Corp.- Valley
Landfill Expansion Proj.)
Series 1993, 5.1%, tender
5/1/09, LOC Fleet Bank NA (c)

York Gen. Auth. Pooled Fing.     200,000                          200,000
Rev. Series 1996, 3.8%,  LOC
First Union Nat'l. Bank of
North Carolina, VRDN (b)

TOTAL MUNICIPAL NOTES                                             6,939,331
(Cost $7,000,000)

TOTAL INVESTMENT IN                                             $ 261,996,689
SECURITIES - 100%
(Cost $257,672,751)


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        88.3%      AAA, AA, A    86.5%

Baa               7.8%       BBB           7.4%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%.

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          32.0%

Water & Sewer                12.3

Health Care                  11.9

Escrowed/Pre-Refunded        10.4

Transportation                9.1

Education                     6.7

Others (individually less    17.6
than 5%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $257,672,751. Net unrealized appreciation aggregated $4,323,938, of which $6,729,306 related to appreciated investment securities and $2,405,368 related to depreciated investment securities.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 261,996,689
value (cost $257,672,751) -
See accompanying schedule

Cash                                          54,883

Receivable for fund shares                    185,000
sold

Interest receivable                           4,030,871

 TOTAL ASSETS                                 266,267,443

LIABILITIES

Payable for investments         $ 1,752,460
purchased

Payable for fund shares          357,294
redeemed

Distributions payable            258,918

Accrued management fee           82,457

Other payables and accrued       40,005
expenses

 TOTAL LIABILITIES                            2,491,134

NET ASSETS                                   $ 263,776,309

Net Assets consist of:

Paid in capital                              $ 258,874,965

Accumulated undistributed net                 577,406
realized gain (loss)  on
investments

Net unrealized appreciation                   4,323,938
(depreciation) on investments

NET ASSETS, for 25,234,956                   $ 263,776,309
shares outstanding

NET ASSET VALUE, offering                     $10.45
price and redemption price
per share ($263,776,309
(divided by) 25,234,956
shares)

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED JUNE 30,
                                         1999 (UNAUDITED)

INTEREST INCOME                               $ 6,632,639

Expenses

Management fee                 $ 507,798

Transfer agent fees             104,988

Accounting fees and expenses    40,540

Non-interested trustees'        420
compensation

Custodian fees and expenses     7,271

Registration fees               20,480

Audit                           15,377

Legal                           1,315

Miscellaneous                   430

 Total expenses before          698,619
reductions

 Expense reductions             (5,479)        693,140

NET INTEREST INCOME                            5,939,499

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          1,570,125

 Futures contracts              (205,311)      1,364,814

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (10,553,802)

 Futures contracts              61,490         (10,492,312)

NET GAIN (LOSS)                                (9,127,498)

NET INCREASE (DECREASE) IN                    $ (3,187,999)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 5,939,499                $ 11,822,764

 Net realized gain (loss)         1,364,814                  2,824,146

 Change in net unrealized         (10,492,312)               153,657
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (3,187,999)                14,800,567
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,939,499)                (11,822,764)
From net interest income

 From net realized gain           (399,641)                  (2,636,886)

 TOTAL DISTRIBUTIONS              (6,339,140)                (14,459,650)

Share transactions Net            18,076,923                 28,187,316
proceeds from sales of shares

 Reinvestment of distributions    4,670,104                  10,944,008

 Cost of shares redeemed          (18,933,595)               (34,694,043)

 NET INCREASE (DECREASE) IN       3,813,432                  4,437,281
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   6,356                      12,418

  TOTAL INCREASE (DECREASE)       (5,707,351)                4,790,616
IN NET ASSETS

NET ASSETS

 Beginning of period              269,483,660                264,693,044

 End of period                   $ 263,776,309              $ 269,483,660

OTHER INFORMATION
Shares

 Sold                             1,684,256                  2,596,010

 Issued in reinvestment of        434,784                    1,009,039
distributions

 Redeemed                         (1,763,437)                (3,205,514)

 Net increase (decrease)          355,603                    399,535


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED  JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                      1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.830                         $ 10.810                  $ 10.490   $ 10.670   $ 9.620
period

Income from Investment          .237                             .483                      .501       .520       .590
Operations Net interest
income

Net realized and  unrealized    (.364)                           .126                      .350       (.109)     1.049
gain (loss)

Total from investment           (.127)                           .609                      .851       .411       1.639
operations

Less Distributions

From net interest  income       (.237)                           (.483)                    (.501)     (.520)     (.590)

From net  realized gain         (.016)                           (.107)                    (.030)     (.071)     -

Total distributions             (.253)                           (.590)                    (.531)     (.591)     (.590)

Redemption fees added to paid   .000                             .001                      .000       .000       .001
in capital

Net asset value,  end of       $ 10.450                         $ 10.830                  $ 10.810   $ 10.490   $ 10.670
period

TOTAL RETURN B, C               (1.21)%                          5.77%                     8.34%      4.02%      17.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 263,776                        $ 269,484                 $ 264,693  $ 270,977  $ 288,425
(000 omitted)

Ratio of expenses to average    .52% A                           .55%                      .55%       .55%       .55%
net assets

Ratio of expenses to average    .52% A                           .55%                      .55%       .53% D     .55%
net assets after expense
reductions

Ratio of net interest income    4.45% A                          4.45%                     4.74%      4.98%      5.73%
to average net assets

Portfolio turnover rate         27% A                            25%                       26%        53%        49%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.130
period

Income from Investment          .652
Operations Net interest
income

Net realized and  unrealized    (1.201)
gain (loss)

Total from investment           (.549)
operations

Less Distributions

From net interest  income       (.652)

From net  realized gain         (.310)

Total distributions             (.962)

Redemption fees added to paid   .001
in capital

Net asset value,  end of       $ 9.620
period

TOTAL RETURN B, C               (5.04)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 241,729
(000 omitted)

Ratio of expenses to average    .55%
net assets

Ratio of expenses to average    .55%
net assets after expense
reductions

Ratio of net interest income    6.33%
to average net assets

Portfolio turnover rate         26%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY    1.36%          2.89%        17.24%        42.36%
MARKET

All Tax-Free Money Market     1.27%          2.71%        16.06%        38.43%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 456 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY      2.89%        3.23%         3.59%
MARKET

All Tax-Free Money Market       2.71%        3.03%         3.33%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                6/28/99  3/29/99  12/28/98  9/28/98  6/29/98

Spartan PA   Muni Money Market  3.07%    2.65%    3.19%     3.45%    3.23%



All Tax-Free   Money Market     2.93%    2.48%    2.98%     3.23%    3.05%
Funds Average



Spartan Pennsylvania            4.93%    4.26%    5.13%     5.55%    5.19%
Municipal Money Market -
Tax-equivalent



Portion of fund's income        0.25%    0.14%    2.51%     1.62%    2.44%
subject to state taxes


Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds Average
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 3.07
Row: 1, Col: 2, Value: 2.93
Row: 2, Col: 1, Value: 2.65
Row: 2, Col: 2, Value: 2.48
Row: 3, Col: 1, Value: 3.19
Row: 3, Col: 2, Value: 2.98
Row: 4, Col: 1, Value: 3.45
Row: 4, Col: 2, Value: 3.23
Row: 5, Col: 1, Value: 3.23
Row: 5, Col: 2, Value: 3.05

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 37.79% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Pennsylvania Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF
1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending. Growth in real GDP - gross domestic product adjusted for inflation - was 4.3% in the first quarter of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of last year was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points on June 30.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. These changes prompted the Fed to shift in May to a "tightening bias" - an inclination toward raising rates to slow growth and head off inflation. With growth increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund started the period with an average maturity of 38 days. Financial markets were showing signs of stability, and I wanted to position the fund to take advantage of the higher interest rates I expected in the future. In addition, the supply of one-year fixed-rate paper was slim, so yields on these securities were not attractive. I turned my focus to short-term variable rate securities that were abundant, and thus offered relatively appealing values. By the end of the period, a combination of technical factors - issues of supply and demand - in the one-year note market and the anticipation of higher rates made yields on fixed-rate paper more attractive. The fund participated in these note deals, extending its maturity to 46 days at the end of June.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 1999, was 3.10%, compared to 3.26% six months ago. The latest yield was the equivalent of a 4.98% taxable yield for Pennsylvania investors in the 37.79% combined federal and state income tax bracket. Through June 30, 1999, the fund's six-month total return was 1.36%, compared to 1.27% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The market had expected the Fed to maintain a tightening bias after its June move. In fact, prices reflected at least a second and possibly a third rate hike. However, the Fed surprised the market by switching back to a neutral bias. This suggests that its next move is as likely to be an "easing" - a rate cut - as it is a rate hike. In response, yields fell as the market became comfortable with the notion that the Fed might raise rates just once. It now appears that the Fed will look for signs of inflation before raising rates again. As a result, going forward investors will be especially attentive to emerging economic data for an indication of Fed policy. For my part, I'll seek to maintain a neutral, flexible positioning with the fund because of this continuing uncertainty, although it may be difficult to maneuver the fund's maturity during periods of light issuance. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek high current
income exempt from federal
and Pennsylvania state income
tax by investing in high-quality,
short-term municipal money
market securities, while
maintaining a $1.00 share
price

FUND NUMBER: 401

TRADING SYMBOL: FPTXX

START DATE: August 6, 1986
SIZE: as of June 30, 1999,
more than $193 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





DAYS                      % OF FUND'S INVESTMENTS 6/30/99  % OF FUND  INVESTMENTS 12/31/98  % OF FUND  INVESTMENTS 6/30/98

  0 - 30                   74                               79                               78

 31 - 90                   13                               6                                15

 91 - 180                  5                                6                                4

181 - 397                  8                                9                                3

WEIGHTED AVERAGE MATURITY

                          6/30/99                          12/31/98                         6/30/98

Spartan Pennsylvania      46 Days                          38 Days                          30 Days
Municipal Money Market
fund

All Tax-Free Money
Market                    44 Days                          46 Days                          41 Days
Funds Average*



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999                                            AS OF DECEMBER 31, 1998

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                         69.8%                          (VRDNs)                           71.2%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                        14.2%                          CP Mode)                          16.1%

Tender Bonds                     3.9%                          Tender Bonds                       2.7%

Municipal Notes                  6.7%                          Municipal Notes                    3.2%

Other                            5.4%                          Other                              6.8%

Row: 1, Col: 1, Value: 69.8                                    Row: 1, Col: 1, Value: 71.2
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.2                                    Row: 1, Col: 3, Value: 16.1
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.9                                     Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: nil                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 6.7                                     Row: 1, Col: 7, Value: 3.2
Row: 1, Col: 8, Value: 5.4                                     Row: 1, Col: 8, Value: 6.8


*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - 97.9%

Allegheny County Ind. Dev.
Auth. Rev.:

(American Bridge Co.) Series    $ 2,650,000                      $ 2,650,000
1999 A, 3.8%, LOC Nat'l.
City Bank, VRDN (b)(e)

(Doren, Inc. Proj.) Series       2,300,000                        2,300,000
1997 C, 3.8%, LOC Nat'l.
City Bank, PA, VRDN (b)(e)

(R.I. Lampus Co. Proj.)          2,560,000                        2,560,000
Series 1997 A, 3.8%, LOC
Nat'l.  City Bank, PA, VRDN
(b)(e)

(Union Elec. Steel Co. Proj.)    3,120,000                        3,120,000
Series 1996 A, 3.75%,  LOC
PNC Bank NA, VRDN (b)(e)

Rfdg. (North Versailles          3,065,000                        3,065,000
Shopping Ctr.) Series 1992,
3.62%, Town Dev., LOC Bank
One, NA, VRDN (b)

Berks County Ind. Dev. Auth.
Ind. Dev. Rev.:

Bonds (Citizens Util.) Series    4,200,000                        4,200,000
1996, 3.45% tender 7/8/99,
CP mode (e)

(Continental Assurance Co.       2,300,000                        2,300,000
Proj.) Series 82, 3.3%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Berks County Ind. Dev. Auth.
Manufacturing Facilities Rev.:

(Construction Fastener Proj.)    870,000                          870,000
Series 1996 B, 3.65%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (b)(e)

(Grafika Commercial Printing,    1,410,000                        1,410,000
Inc.) Series 1995, 3.6%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN
(b)(e)

(RAM Industries, Inc.) Series    3,250,000                        3,250,000
1996, 3.6%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (b)(e)

(The Bachman Co. Proj.)          2,225,000                        2,225,000
Series 1994, 3.65%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (b)(e)

Bucks County Ind. Dev. Auth.
Rev.:

(Associates Proj.) Series        1,840,000                        1,840,000
1993, 3.65%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (b)(e)

(Double H Plastics, Inc.         1,950,000                        1,950,000
Proj.) Series 1993, 3.65%,
LOC  First Union Nat'l. Bank
of North Carolina, VRDN
(b)(e)

Butler County Ind. Dev. Auth.    1,200,000                        1,200,000
Rev. (Armco, Inc. Proj.)
Series 1996 A, 3.75%, LOC
Chase Manhattan Bank, VRDN
(b)(e)

Cambria County Ind. Dev.         3,800,000                        3,800,000
Auth. Resource Recovery Rev.
(Cambria Cogen Co. Proj.)
Sereies 1998 A1, 3.55%,  LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(e)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 B:

3.05% tender 9/10/99, LOC        2,200,000                        2,200,000
Nat'l. Westminster Bank PLC,
CP mode (e)

3.1% tender 9/16/99, LOC         2,200,000                        2,200,000
Nat'l. Westminster Bank PLC,
CP mode (e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.): - continued

Series 1991A:

3.05% tender 9/9/99, LOC        $ 3,300,000                      $ 3,300,000
Nat'l. Westminster Bank
PLC, CP mode (e)

3.1% tender 9/16/99, LOC         2,000,000                        2,000,000
Nat'l. Westminster Bank
PLC, CP mode (e)

Series 1992A, 3.1% tender        5,000,000                        5,000,000
8/12/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Cumberland County Ind. Dev.      2,100,000                        2,100,000
Auth. Rev. (Lane
Enterprises, Inc. Proj.)
Series 1994, 3.6%, LOC First
Union Nat'l. Bank of North
Carolina, VRDN (b)(e)

Dauphin County Gen. Auth.        3,600,000                        3,600,000
Rev. (School District Pooled
Fing. Prog.) 3.65% (AMBAC
Insured) (BPA Commerzbank
AG) (BPA Bank of Nova
Scotia), VRDN (b)

Delaware County Gen. Oblig.      2,080,000                        2,082,290
Bonds Series 1999,  3.5%
10/1/99

Delaware County Ind. Dev.        1,300,000                        1,300,000
Auth. Arpt. Facilities Rev.
(United Parcel Svc. Proj.)
Series 1985, 3.8%, VRDN (b)

Delaware County Ind. Dev.        1,000,000                        1,000,000
Auth. Bonds (Elec. Util.)
Series 1988 A, 3.15% tender
9/10/99 (FGIC Insured),  CP
mode

Downingtown Area School          3,000,000                        3,007,200
District TRAN 3.75% 6/30/00
(a)

Doylestown Hosp. Auth.           10,098,000                       10,098,000
Participating VRDN Series
BTP 63, 3.95% (Liquidity
Facility Automatic Data
Processing, Inc.) (b)(f)

Erie County Ind. Dev. Auth.      1,000,000                        1,000,000
Rev. (Carlisle Corp. Proj.)
Series 1993, 3.8%, LOC
SunTrust Bank of Atlanta,
VRDN (b)(e)

Lancaster Higher Ed. Auth.       1,435,000                        1,435,000
College Rev. (Franklin &
Marshall College) 3.72% (BPA
Chase Manhattan Bank), VRDN
(b)

Lehigh County Ind. Dev. Auth.
Poll. Cont. Rev.  (Allegheny
Elec. Coop., Inc. Proj.):

Series 1984 A, 3.3%, LOC         500,000                          500,000
RaboBank Nederland Coop.
Central, VRDN (b)

Series 1984 B, 3.3%, LOC         900,000                          900,000
RaboBank Nederland Coop.
Central, VRDN (b)

Montgomery County Ind. Dev.
Auth. Poll. Cont. Rev.:

(H.P. Cadwallader, Inc.          820,000                          820,000
Proj.) Series 1995, 3.65%,
K&R Leasing, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (b)(e)

(RJI Ltd. Partnership Proj.)     1,305,000                        1,305,000
Series 1992, 3.6%, ABJ
Assoc.,  LOC First Union
Nat'l. Bank of North
Carolina, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Montgomery County Ind. Dev.
Auth. Poll. Cont. Rev.: -
continued

(Sirius Dev. Assoc. Proj.)      $ 1,600,000                      $ 1,600,000
3.75%, LOC PNC Bank NA, VRDN
(b)(e)

Rfdg. Bonds (Peco Energy)        1,800,000                        1,800,000
Series 1994 A, 3.05% tender
8/23/99, LOC Deutsche Bank
AG, CP mode

North Pennsylvania Wtr. Auth.    12,000,000                       12,000,001
Participating VRDN  Series
SGA 30, 3.63% (Liquidity
Facility Societe Generale,
France) (b)(f)

Northampton County Ind. Dev.
Auth. Rev.:

Bonds (Citizens Utils. Co.       1,100,000                        1,100,000
Proj.) Series 1991, 3.5%
tender 9/17/99, CP mode (e)

(Bedford Park Proj.) Series      1,765,000                        1,765,000
1996 A, 3.8%, Heller
Seasonings & Ingredient,
Inc., LOC Harris Trust &
Savings Bank, Chicago, VRDN
(b)(e)

(Binney & Smith, Inc. Proj.)     2,350,000                        2,350,000
Series 1997 A, 3.6%,  LOC
First Nat'l. Bank of
Chicago, VRDN (b)(e)

(Ultra-Poly Corp./Portland       2,000,000                        2,000,000
Ind. Park Proj.) 3.6%,  LOC
PNC Bank NA, VRDN (b)(e)

(Victoria Vogue Proj.) 3.6%,     2,035,000                        2,035,000
LOC PNC Bank NA, VRDN (b)(e)

Northumberland County Ind.       3,990,000                        3,990,000
Dev. Auth. Rev.  (Foster
Wheeler Mount Carmel, Inc.)
Series 1987 B,  3.55%, LOC
UBS AG, VRDN (b)(e)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(ASK Foods, Inc.) Series A 1,    285,000                          285,000
3.75%,  LOC PNC Bank NA,
VRDN (b)(e)

(Babcock & Wilcox Co. Proj.)     4,775,000                        4,775,000
Series 1989 A 2, 3.75%,  LOC
PNC Bank NA, VRDN (b)(e)

(Dodge-Regupol, Inc. Proj.)      1,200,000                        1,200,000
Series D 4, 3.75%,  LOC PNC
Bank NA, VRDN (b)(e)

(Esschem, Inc.) Series 1991 D    500,000                          500,000
10, 3.75%, LOC PNC Bank NA,
VRDN (b)(e)

(McDowell Manufacturing Co.)     1,000,000                        1,000,000
Series 1996 F 4, 3.75%, LOC
PNC Bank NA, VRDN (b)(e)

(Pappafava Proj. ) Series        150,000                          150,000
1989 D 7, 3.75%,  LOC PNC
Bank NA, VRDN (b)(e)

(Port Erie Plastics) Series      450,000                          450,000
1989 D 9, 3.75%,  LOC PNC
Bank NA, VRDN (b)(e)

(Respironics, Inc. Proj.)        600,000                          600,000
Series 1989 F, 3.75%,  LOC
PNC Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.: -
continued

(Sun Star, Inc. Proj.) Series   $ 800,000                        $ 800,000
1994 A 5, 3.75%,  LOC PNC
Bank NA, VRDN (b)(e)

(Suntory Wtr. Group, Inc.)       4,900,000                        4,900,000
Series 1992 D, 3.75%,  LOC
Wachovia Bank NA, VRDN (b)(e)

Series 1996 A 1, 3.75%, 2277     525,000                          525,000
NY Assoc.,  LOC PNC Bank NA,
VRDN (b)(e)

Series 1996 A 2, 3.75%,          1,700,000                        1,700,000
Benzels Bretzel,  LOC PNC
Bank NA, VRDN (b)(e)

Series 1996 A 3, 3.75%,          800,000                          800,000
Champion Rd.,  LOC PNC Bank
NA, VRDN (b)(e)

Series 1996 A 7, 3.75%,          675,000                          675,000
Harding,  LOC PNC Bank NA,
VRDN (b)(e)

Series 1996 A 8, 3.75%,          500,000                          500,000
Limco, Inc.,  LOC PNC Bank
NA, VRDN (b)(e)

Pennsylvania Gen. Oblig.:

Bonds Second Series, 5%          2,100,000                        2,114,968
11/15/99 (AMBAC Insured)

Participating VRDN Series        7,100,000                        7,100,000
1995 A, 3.69%  (Liquidity
Facility Citibank, New York
NA) (b)(f)

Series 1997 A, 3.05% 8/23/99     1,000,000                        1,000,000
(Liquidity Facility
Bayersche Landesbank
Girozentrale), CP

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 A, 3.6%, LOC         2,200,000                        2,200,000
Student Ln.  Marketing
Assoc., VRDN (b)(e)

Series 1988 B, 3.6%, LOC         3,900,000                        3,900,000
Student Ln.  Marketing
Assoc., VRDN (b)(e)

Series 1988 C, 3.6%, LOC         1,000,000                        1,000,000
Student Ln.  Marketing
Assoc., VRDN (b)(e)

Series 1988 E, 3.6%, LOC         2,700,000                        2,700,000
Student Ln.  Marketing
Assoc., VRDN (b)(e)

Series 1994 A, 3.6%, LOC         2,200,000                        2,200,000
Student Ln.  Marketing
Assoc., VRDN (b)(e)

3.6%, LOC Student Ln.            1,500,000                        1,500,000
Marketing Assoc., VRDN (b)(e)

Pennsylvania Higher Edl.
Facilities Auth. Council of
Independent Colleges & Univ.
Fin. Prog. Rev. Bonds:

(Kings College) Series 1997      3,000,000                        3,000,000
B4, 2.95%, tender 11/1/99,
LOC PNC Bank NA

(Rosemont College) Series B6,    2,800,000                        2,800,000
2.95%, tender 11/1/99,  LOC
PNC Bank NA

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Arpt. Rev.         $ 2,000,000                      $ 2,000,000
Participating VRDN  Series
SG 118, 3.82% (Liquidity
Facility Societe Generale,
France) (b)(e)(f)

Philadelphia Gen. Oblig. TRAN    2,000,000                        2,014,480
Series A 1999-2000,  4.25%
6/30/00

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. (Children's Hosp. Proj.):

Series 1996 A, 3.45% (BPA        1,200,000                        1,200,000
Morgan Guaranty Trust Co.,
NY), VRDN (b)

3.45% (BPA Morgan Guaranty       2,400,000                        2,400,000
Trust Co., NY), VRDN (b)

Philadelphia Hosp. & Higher      2,000,000                        2,000,000
Ed. Facilities Health Sys.
Rev. Bonds (Jefferson Health
Sys. Proj.) Series 1999 B,
3.25%, tender 3/31/00

Philadelphia Ind. Dev. Auth.     2,100,000                        2,100,000
Arpt. Rev. Participating
VRDN Series PT 221, 3.82%
(Liquidity Facility
Bayerische  Hypo-und
Vereinsbank AG) (b)(e)(f)

Philadelphia Ind. Dev. Rev.:

(30th Street Station Proj.)      2,100,000                        2,100,000
3.25% (MBIA Insured), VRDN
(b)(e)

(Fox Chase Cancer Ctr. Proj.)    2,400,000                        2,400,000
Series 1997, 3.45%,
Institute for Cancer
Research, LOC Morgan
Guaranty Trust Co., NY, VRDN
(b)

Philadelphia Parking Auth.       2,545,000                        2,552,245
Arpt. Parking. Rev. Bonds
Series 1997, 5% 9/1/99
(AMBAC Insured)

Philadelphia School District     3,000,000                        3,015,900
TRAN Series B, 4% 6/30/00,
LOC Mellon Bank NA,
Pittsburgh

Red Lion Area School District    2,500,000                        2,507,225
TRAN 3.75% 6/30/00 (a)

Schuylkill County Ind. Dev.      2,500,000                        2,500,000
Auth. Resource Recovery Rev.
 Rfdg. (Northeastern Pwr.
Co. Proj.) Series 1997 B,
3.5%, LOC Cr. Local de
France, VRDN (b)(e)

Schuylkill County Ind. Dev.
Auth. Rev.:

(Craftex Mills, Inc. Proj.)      3,800,000                        3,800,000
Series 1996, 3.6%, LOC First
Union Nat'l. Bank of North
Carolina, VRDN (b)(e)

(Metal Sales Manufacturing       900,000                          900,000
Corp.) Series 1995, 3.72%,
LOC Star Bank NA, VRDN (b)(e)

(Prime Packaging, Inc. Proj.)    1,610,000                        1,610,000
Series 1995, 3.6%, LOC First
Union Nat'l. Bank of North
Carolina, VRDN (b)(e)

Temple Univ. Commonwealth        3,000,000                        3,000,000
Higher Ed. BAN  3.15% 5/12/00

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 B:

3.05% tender 9/8/99, LOC        $ 1,400,000                      $ 1,400,000
Nat'l. Westminster Bank PLC,
CP mode (e)

3.2% tender 9/15/99, LOC         1,500,000                        1,500,000
Nat'l. Westminster  Bank
PLC, CP mode (e)

Series 1993, 3.05% tender        2,000,000                        2,000,000
9/8/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

                                                                  198,602,309

                                SHARES

OTHER - 2.1%

Municipal Central Cash Fund     $ 4,241,000                      $ 4,241,000
(c)(d)

TOTAL INVESTMENT IN                                              $ 202,843,309
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 202,843,340


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.43%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $53,000 of which $17,000, $10,000 and $26,000 will expire on December 31, 2002, 2003 and 2004, respectively.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 202,843,309
value -  See accompanying
schedule

Receivable for fund shares                  457,805
sold

Interest receivable                         1,002,100

 TOTAL ASSETS                               204,303,214

LIABILITIES

Payable to custodian bank      $ 10,366

Payable for investments         5,030,380
purchased Regular delivery

 Delayed delivery               5,514,425

Payable for fund shares         269,672
redeemed

Distributions payable           13,831

Accrued management fee          78,489

Other payables and accrued      2,914
expenses

 TOTAL LIABILITIES                          10,920,077

NET ASSETS                                 $ 193,383,137

Net Assets consist of:

Paid in capital                            $ 193,435,417

Accumulated net realized gain               (52,280)
(loss) on investments

NET ASSETS, for 193,433,270                $ 193,383,137
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($193,383,137
(divided by) 193,433,270
shares)

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED JUNE 30,
                                   1999 (UNAUDITED)

INTEREST INCOME                         $ 3,184,524

EXPENSES

Management fee               $ 496,316

Non-interested trustees'      345
compensation

 Total expenses before        496,661
reductions

 Expense reductions           (3,563)    493,098

NET INTEREST INCOME                      2,691,426

NET REALIZED GAIN (LOSS) ON              1,737
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 2,693,163
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 2,691,426                $ 6,753,371

 Net realized gain (loss)         1,737                      6,043

 NET INCREASE (DECREASE) IN       2,693,163                  6,759,414
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (2,691,426)                (6,753,371)
from net interest income

Share transactions at net         64,405,263                 150,634,446
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  2,554,248                  6,502,673
distributions from net
interest income

 Cost of shares redeemed          (90,064,700)               (170,125,710)

 NET INCREASE (DECREASE) IN       (23,105,189)               (12,988,591)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (23,103,452)               (12,982,548)
IN NET ASSETS

NET ASSETS

 Beginning of period              216,486,589                229,469,137

 End of period                   $ 193,383,137              $ 216,486,589


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED  JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                      1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                          $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .013                             .031                      .033       .032       .035
Operations Net interest
income

Less Distributions

From net interest  income       (.013)                           (.031)                    (.033)     (.032)     (.035)

Net asset value,  end of       $ 1.000                          $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.36%                            3.15%                     3.36%      3.21%      3.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 193,383                        $ 216,487                 $ 229,469  $ 242,386  $ 241,643
(000 omitted)

Ratio of expenses to average    .50% A                           .50%                      .50%       .50%       .50%
net assets

Ratio of expenses to average    .50% A                           .50%                      .50%       .48% D     .50%
net assets after expense
reductions

Ratio of net interest income    2.71% A                          3.10%                     3.31%      3.17%      3.50%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .026
Operations Net interest
income

Less Distributions

From net interest  income       (.026)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               2.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 257,608
(000 omitted)

Ratio of expenses to average    .50%
net assets

Ratio of expenses to average    .50%
net assets after expense
reductions

Ratio of net interest income    2.58%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Pennsylvania. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

 INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $43,519,684 and $35,474,244, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,939,213 and $7,906,641, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

 INCOME FUND. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets

 MONEY MARKET FUND. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the money market

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET FUND - CONTINUED

fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the money market fund's shareholders which amounted to $2,106 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The income fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets for the income fund.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund and FMR, on behalf of the money market fund, has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income fund's custodian and transfer agent fees were reduced by $4,823 and $656, respectively, and the money market fund's expenses were reduced by $3,563 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Christine J. Thompson, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

PFR-SANN-0899  82085
1.705577.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service Telephone  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02108
www.fidelity.com